UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10041

JNL Investors Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

Steven J. Fredricks

Jackson National Asset Management, LLC

1 Corporate Way

Lansing, Michigan 48951

(Name and Address of agent of service)

Registrant's telephone number, including area code: (517) 381-5500

Date of fiscal year end: October 31

Date of Reporting Period: November 1, 2007 – January 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments

Jackson FundsSM (Unaudited)
Schedules of Investments
January 31, 2008

Jackson Perspective 5 Fund

COMMON STOCKS - 108.9%

CONSUMER DISCRETIONARY - 22.9%	Shares/Par (j)	Value
Autoliv Inc.	9,464	$ 472,727
Brown Shoe Co. Inc.	15,648	269,146
Buckle Inc. (e)	10,655	443,141
Buffalo Wild Wings Inc. (b) (e)	6,136	154,443
CBS Corp. - Class B	17,606	443,495
Compass Group Plc	163,675	1,037,906
General Motors Corp. (e)	127,676	3,614,508
Genuine Parts Co.	11,986	526,545
GKN Plc	170,570	903,581
Group 1 Automotive Inc. (e)	8,764	231,720
Gymboree Corp. (b)	11,672	446,104
Interface Inc.	18,788	299,856
Leggett & Platt Inc. (e)	23,512	447,198
Mattel Inc.	24,149	507,370
Movado Group Inc.	6,825	165,302
New York Times Co. - Class A (e)	23,352	390,912
Newell Rubbermaid Inc.	19,478	469,809
Shaw Communications Inc. (e)	35,126	692,333
Stanley Works	10,746	551,915
Starwood Hotels & Resorts Worldwide Inc.	8,886	402,092
VF Corp.	6,794	525,652
		12,995,755
CONSUMER STAPLES - 10.8%
Altria Group Inc.	16,486	1,249,969
Anheuser-Busch Cos. Inc.	11,150	518,698
ConAgra Foods Inc.	21,563	464,251
General Mills Inc.	9,272	506,344
Kimberly-Clark Corp. (e)	8,196	538,067
Kraft Foods Inc. - Class A	27,438	802,836
Loews Corp. - Carolina Group	8,419	691,452
Safeway Inc.	41,289	1,279,546
SunOpta Inc. (b)	20,167	109,911
		6,161,074
ENERGY - 7.4%
BP Plc	85,500	911,258
Chevron Corp.	7,642	645,749
Dril-Quip Inc. (b)	14,330	695,578
Marathon Oil Corp.	31,696	1,484,958
Tetra Technologies Inc. (b) (e)	26,578	415,946
VAALCO Energy Inc. (b) (e)	18,113	81,508
		4,234,997
FINANCIALS - 8.9%
BOC Hong Kong Holdings Ltd.	352,500	881,380
Capital Trust Inc. - Class A (e)	6,309	181,005

Cascade Bancorp	10,071	129,916
Citigroup Inc.	26,341	743,343
Goldman Sachs Group Inc.	6,867	1,378,688
JPMorgan Chase & Co.	29,671	1,410,856
SWS Group Inc.	9,385	144,060
World Acceptance Corp. (b) (e)	5,845	174,999
		5,044,247
HEALTH CARE - 7.6%
Abbott Laboratories	11,105	625,212
Merck & Co. Inc.	31,975	1,479,803
Noven Pharmaceuticals Inc. (b) (e)	8,704	116,894
Pfizer Inc.	89,845	2,101,475
		4,323,384
INDUSTRIALS - 18.3%
American Woodmark Corp. (e)	5,511	115,620
Ameron International Corp.	3,275	294,259
Belden Inc.	15,848	670,370
Citic Pacific Ltd.	272,000	1,349,335
Clean Harbors Inc. (b)	7,249	402,175
COSCO Pacific Ltd.	387,500	777,103
EMCOR Group Inc. (b)	22,922	502,679
General Electric Co.	61,877	2,191,065
II-VI Inc. (b) (e)	10,696	346,764
Ladish Co. Inc. (b) (e)	5,148	182,702
Lindsay Corp. (e)	4,187	255,491
Lockheed Martin Corp.	15,067	1,626,031
Pitney Bowes Inc.	12,215	448,291
Valmont Industries Inc.	9,253	774,476
Waste Management Inc.	14,593	473,397
		10,409,758
INFORMATION TECHNOLOGY - 6.5%
Advanced Energy Industries Inc. (b)	16,048	173,479
Ansoft Corp. (b) (e)	8,576	182,155
Atheros Communications Inc. (b)	19,110	521,894
Hewlett-Packard Co.	33,208	1,452,850
Interwoven Inc. (b)	15,845	200,756
Macrovision Corp. (b) (e)	18,961	318,355
Mentor Graphics Corp. (b) (e)	30,511	251,716
Sigma Designs Inc. (b) (e)	8,606	389,163
Tyler Technologies Inc. (b) (e)	13,717	183,533
		3,673,901
MATERIALS - 9.0%
EI Du Pont de Nemours & Co.	29,082	1,313,925
HB Fuller Co.	22,065	458,069
Louisiana-Pacific Corp. (e)	25,110	383,430
Metal Management Inc.	9,697	481,747
Nucor Corp.	25,305	1,462,629
Rohm & Haas Co.	10,607	565,883
Sonoco Products Co.	14,807	456,944
		5,122,627
TELECOMMUNICATION SERVICES - 15.5%
AT&T Inc.	67,377	2,593,341

BT Group Plc	156,430	812,793
PCCW Ltd.	1,531,000	877,302
Qwest Communications International Inc. (e)	163,283	960,104
Verizon Communications Inc.	62,263	2,418,295
Vodafone Group Plc	335,193	1,172,592
		8,834,427
UTILITIES - 2.0%
Cheung Kong Infrastructure Holdings Ltd.	295,826	1,121,670

Total Common Stocks (cost $69,152,871)		61,921,840

SHORT TERM INVESTMENTS - 17.0%
Mutual Funds - 0.2%
JNL Money Market Fund, 4.30% (a) (d)	109,971	109,971

Securities Lending Collateral - 16.8%
Mellon GSL Delaware Business Trust Collateral Fund, 4.14% (a) (d)	9,524,037	9,524,037

Total Short Term Investments (cost $9,634,008)		9,634,008

Total Investments - 125.9% (cost $78,786,879)		71,555,848
Other Assets and Liabilities, Net - (25.9%)		(14,718,881)
Total Net Assets - 100%		$ 56,836,967

Jackson Perspective Asia ex-Japan Fund
COMMON STOCKS - 87.6%
CONSUMER DISCRETIONARY - 4.3%
Huabao International Holdings Ltd.	105,000	$ 95,844
PT Astra International Tbk	35,000	105,498
		201,342
ENERGY - 9.5%
China Petroleum & Chemical Corp.	94,000	98,661
CNOOC Ltd.	56,000	79,152
Korea Electric Power Corp. - ADR	7,600	152,988
PTT Plc	4,900	49,104
Yanzhou Coal Mining Co.	38,000	64,114
		444,019
FINANCIALS - 38.5%
ARA Asset Management Ltd. (b)	79,000	32,057
Bangkok Bank Public Co. Ltd.	19,900	74,188
Bank of China Ltd.	193,000	79,523
Bumiputra-Commerce Holdings Berhad	28,300	90,872
Cathay Financial Holding Co. Ltd. - GDR	10,100	237,350
Cheung Kong Holdings Ltd.	5,000	81,074
China Construction Bank Corp.	79,000	55,341
China Netcom Group Corp. Hong Kong Ltd.	35,000	107,537
DBS Group Holdings Ltd.	8,000	99,809
Guangzhou R&F Properties Co. Ltd.	28,800	76,234
ICICI Bank Ltd. - ADR	3,200	194,432
Kookmin Bank - ADR (b)	3,300	219,450
Kowloon Development Co. Ltd.	43,000	98,668

Metropolitan Bank & Trust Co.	54,800	55,383
Shui On Land Ltd.	79,000	83,168
Sun Hung Kai Properties Ltd.	5,000	99,219
Wharf Holdings Ltd.	21,000	113,116
		1,797,421
INDUSTRIALS - 5.3%
BYD Electronics Co. Ltd. (b)	41,500	54,819
China COSCO Holdings Co. Ltd.	45,000	103,619
China Shipping Development Co. Ltd.	22,000	56,757
PT Bakrie & Brothers Tbk (b)	853,500	28,972
		244,167
INFORMATION TECHNOLOGY - 16.8%
AAC Acoustic Technologies Holdings Inc. (b)	70,000	65,444
Advanced Semiconductor Engineering Inc. - ADR	37,000	157,620
Asustek Computer Inc. - GDR	6,200	81,750
AU Optronics Corp. - ADR	5,300	87,927
HON HAI Precision Industry Co. Ltd. - GDR	14,300	149,814
LG.Philips LCD Co. Ltd. - ADR (b)	3,200	68,672
Samsung Electronics Co. Ltd. - GDR	550	174,220
		785,447
MATERIALS - 5.5%
POSCO Inc. - ADR	1,200	162,672
Rio Tinto Ltd.	835	94,197
		256,869
TELECOMMUNICATION SERVICES - 6.7%
Advanced Info Service Public Company Ltd.	33,900	97,128
China Mobile Ltd.	14,500	213,776
		310,904
UTILITIES - 1.0%
Tanjong Plc	9,600	48,009

Total Common Stocks (cost $4,379,733)		4,088,178

INVESTMENT FUNDS - 9.0%
iShares MSCI India Fund	24,200	207,394
iShares MSCI South Korea Index Fund	3,800	214,966

Total Investment Funds (cost $446,584)		422,360

SHORT TERM INVESTMENTS - 3.5%
Mutual Funds - 3.5%
JNL Money Market Fund, 4.30% (a) (d)	161,423	161,423

Total Short Term Investments (cost $161,423)		161,423

Total Investments - 100.1% (cost $4,987,740)		4,671,961
Other Assets and Liabilities, Net - (0.1%)		(3,276)
Total Net Assets - 100%		$ 4,668,685

Jackson Perspective Asia ex-Japan Infrastructure Fund
COMMON STOCKS - 69.1%

CONSUMER DISCRETIONARY - 2.8%
PT Astra International Tbk	44,000	$ 132,626

ENERGY - 10.1%
China Petroleum & Chemical Corp.	80,000	83,967
China Shenhua Energy Co. Ltd.	20,500	106,806
CNOOC Ltd.	59,000	83,392
Formosa Petrochemical Corp.	25,000	58,707
GS Holdings Corp.	2,020	86,866
PTT Plc	6,000	60,127
		479,865
FINANCIALS - 3.1%
China Netcom Group Corp. Hong Kong Ltd.	48,500	149,015

INDUSTRIALS - 21.5%
China Railway Group Ltd. (b)	104,000	112,970
China Shipping Development Co. Ltd.	38,000	98,035
Daelim Industrial Co. Ltd.	789	109,140
MTR Corp.	28,000	108,161
NWS Holdings Ltd.	49,000	137,556
Plus Expressways Berhad	101,600	103,505
PT Bakrie & Brothers Tbk (b)	2,354,500	79,924
SembCorp Industries Ltd.	19,000	62,286
Shenzhen Expressway Co. Ltd.	136,000	127,958
Wasion Meters Group Ltd.	128,000	78,201
		1,017,736
INFORMATION TECHNOLOGY - 2.4%
S1 Corp.	1,920	111,737

MATERIALS - 4.2%
China Steel Corp.	57,000	80,633
Nan Ya Plastics Corp.	29,000	58,191
The Siam Cement Public Co. Ltd.	9,500	61,405
		200,229
TELECOMMUNICATION SERVICES - 8.9%
Advanced Info Service Public Company Ltd.	15,300	43,836
Chungwa Telecom Co. Ltd.	41,000	87,268
Far EasTone Telecommunications Co. Ltd.	98,000	121,107
Singapore Telecommunications Ltd.	65,000	169,302
		421,513
UTILITIES - 16.1%
Cheung Kong Infrastructure Holdings Ltd.	27,000	102,375
China Resources Power Holdings Co. Ltd.	44,000	105,394
Electricity Generating Public Co. Ltd.	20,600	62,051
Guangdong Investment Ltd.	182,000	83,704
Hong Kong & China Gas Co. Ltd.	42,000	115,089
Manila Water Co. Inc.	224,700	101,640
PNOC Energy Development Corp.	611,000	92,267
Tenaga Nasional Berhad	34,900	99,445
		761,965

Total Common Stocks (cost $3,532,589)		3,274,686

INVESTMENT FUNDS - 2.1%
Macquarie Korea Infrastructure Fund	13,890	101,700

Total Investment Funds (cost $95,361)		101,700

SHORT TERM INVESTMENTS - 24.7%
Mutual Funds - 24.7%
JNL Money Market Fund, 4.30% (a) (d)	1,172,451	1,172,451

Total Short Term Investments (cost $1,172,451)		1,172,451

Total Investments - 95.9% (cost $4,800,401)		4,548,837
Other Assets and Liabilities, Net - 4.1%		194,090
Total Net Assets - 100%		$ 4,742,927

Jackson Perspective Asia Pacific ex-Japan Bond Fund
CORPORATE BONDS AND NOTES - 45.9%
CONSUMER STAPLES - 8.9%
Kuala Lumpur Kepong Berhad, 4.00%, 05/10/12	MYR 1,500,000	$ 454,752

FINANCIALS - 30.0%
Ascott Capital PTE Ltd., 3.58%, 09/28/12	SGD 500,000	363,409
CDL Properties Ltd., 3.85%, 10/12/11	SGD 350,000	255,724
General Electric Capital Corp., 3.65%, 04/06/09	SGD 250,000	180,274
Sun Hung Kai Properties Ltd., 3.94%, 01/16/13	HKD 3,000,000	397,472
Sun Hung Kai Properties Ltd., 3.15%, 02/05/13 (h)	HKD 1,000,000	128,248
Wharf Finance (BVI) Ltd., 4.45%, 09/28/09 (h)	HKD 1,500,000	198,449
		1,523,576
TELECOMMUNICATION SERVICES - 4.3%
Excelcomindo Pratama PT, 10.35%, 04/26/12	IDR 2,000,000,000	216,582

UTILITIES - 2.7%
CLP Power HK Financing, 5.00%, 09/30/13	HKD 1,000,000	139,662

Total Corporate Bonds and Notes (cost $2,323,811)		2,334,572

GOVERNMENT AND AGENCY OBLIGATIONS - 24.1%
GOVERNMENT SECURITIES - 24.1%
Sovereign - 24.1%
Hong Kong Government Bond, 3.52%, 12/05/17	HKD 1,900,000	262,721
Indonesia Government Bond, 11.00%, 12/15/12	IDR 900,000,000	104,038
Indonesia Government Bond, 15.00%, 07/15/18	IDR 1,000,000,000	143,309
Malaysia Government Bond, 3.81%, 02/15/17	MYR 800,000	249,985
Philippine Government Bond, 7.13%, 08/01/12	PHP 5,000,000	129,972
Philippine Government Bond, 7.75%, 08/23/17	PHP 3,500,000	97,727
Singapore Government Bond, 3.75%, 09/01/16	SGD 300,000	236,916
		1,224,668

Total Government and Agency Obligations (cost $1,169,621)		1,224,668

SHORT TERM INVESTMENTS - 38.8%
Mutual Funds - 25.3%
Dreyfus Cash Management Plus Fund, 4.18% (d)	19,582	19,582
JNL Money Market Fund, 4.30% (a) (d)	1,269,849	1,269,849
		1,289,431
Sovereign - 13.5%
Korea Monetary Stab Bond, 5.20%, 03/12/08	KRW 650,000,000	685,052

Total Short Term Investments (cost $1,973,975)		1,974,483

Total Investments - 108.8% (cost $5,467,407)		5,533,723
Other Assets and Liabilities, Net - (8.8%)		(446,475)
Total Net Assets - 100%		$ 5,087,248

Jackson Perspective Asian Pacific Real Estate Fund
COMMON STOCKS - 95.8%
FINANCIALS - 95.8%
Allco Commercial Real Estate Investment Trust	174,000	$ 82,949
Amfirst Real Estate Investment Trust	370,400	100,912
ARA Asset Management Ltd. (b)	195,000	79,128
Ascendas India Trust	119,000	89,859
Ascott Residence Trust	128,000	114,652
Axis Real Estate Investment Trust	182,200	99,110
Cambridge Industrial Trust	320,000	144,664
CapitaMall Trust	21,000	44,494
Centro Properties Group	54,774	33,422
Centro Retail Group	55,632	23,541
CFS Retail Property Trust	62,033	118,813
Commonwealth Property Office Fund	37,269	47,274
DB RREEF Trust	130,254	188,704
Goodman Group	55,183	222,791
GPT Group	66,921	228,690
ING Industrial Fund	47,708	87,178
Japan Prime Realty Investment Corp.	31	98,681
Japan Real Estate Investment Corp.	19	222,299
Japan Retail Fund Investment Corp.	24	152,663
Link Real Estate Investment Trust	89,000	226,456
Lippo-Mapletree Indonesia Retail Trust (b)	232,000	98,236
MacarthurCook Industrial Real Estate Investment Trust	175,000	112,155
Macquarie MEAG Prime Real Estate Investment Trust	135,000	101,083
Macquarie Office Trust	101,103	104,269
Mapletree Logistics Trust	182,000	119,879
Mirvac Group	44,870	203,771
Nippon Building Fund Inc.	17	197,860
Nomura Real Estate Office Fund Inc.	16	129,093
Regal Real Estate Investment Trust	386,000	103,791
Starhill Real Estate Investment Trust	386,800	108,928
Stockland Corp. Ltd.	32,391	213,730
Suntec Real Estate Investment Trust	107,000	113,492
Tower Real Estate Investment Trust	230,500	93,484

Westfield Group	12,953	217,734
		4,323,785

Total Common Stocks (cost $4,807,799)		4,323,785

SHORT TERM INVESTMENTS - 6.2%
Mutual Funds - 6.2%
JNL Money Market Fund, 4.30% (a) (d)	280,057	280,057

Total Short Term Investments (cost $280,057)		280,057

Total Investments - 102.0% (cost $5,087,856)		4,603,842
Other Assets and Liabilities, Net - (2.0%)		(89,267)
Total Net Assets - 100%		$ 4,514,575

Jackson Perspective China-India Fund
COMMON STOCKS - 87.5%
CONSUMER DISCRETIONARY - 5.4%
GOME Electrical Appliances Holdings Ltd.	46,000	$ 104,867
Huabao International Holdings Ltd.	140,000	127,791
		232,658
CONSUMER STAPLES - 3.0%
ITC Ltd. - GDR	26,100	130,500

ENERGY - 10.5%
China Petroleum & Chemical Corp.	158,000	165,834
China Shenhua Energy Co. Ltd.	29,000	151,092
CNOOC Ltd.	97,000	137,101
		454,027
FINANCIALS - 24.3%
Agile Property Holdings Ltd.	38,000	42,541
Axis Bank Ltd. - GDR	5,000	143,581
Bank of China Ltd.	336,000	138,444
China Merchants Bank Co. Ltd.	32,500	114,583
China Netcom Group Corp. Hong Kong Ltd.	40,500	124,435
ICICI Bank Ltd. - ADR	3,800	230,888
Ping An Insurance Group Co. of China Ltd.	10,000	70,581
State Bank of India Ltd. - GDR	1,650	185,961
		1,051,014
HEALTH CARE - 2.0%
Dr. Reddy's Lab Ltd. - ADR	6,100	84,485

INDUSTRIALS - 11.4%
Beijing Capital International Airport Co. Ltd. (h)	44,000	56,316
BYD Electronics Co. Ltd.	16,000	88,570
China Railway Group Ltd. (b)	55,000	59,744
China Shipping Development Co. Ltd.	36,000	92,875
Larsen & Toubro Ltd. - GDR	2,100	196,350
		493,855
INFORMATION TECHNOLOGY - 12.3%
AAC Acoustic Technologies Holdings Inc. (b)	108,000	100,971

Infosys Technologies Ltd. - ADR	5,200	215,280
Satyam Computer Services Ltd. - ADR	5,500	133,925
Travelsky Technology Ltd.	85,000	84,098
		534,274
MATERIALS - 6.3%
Anhui Conch Cement Co. Ltd.	8,000	43,352
Fosun International Ltd. (b)	41,500	28,157
Reliance Industries Ltd. - GDR	1,600	201,000
		272,509
TELECOMMUNICATION SERVICES - 4.4%
China Mobile Ltd.	13,000	191,662

UTILITIES - 7.9%
China Resources Power Holdings Co. Ltd.	28,000	67,069
Gail India Ltd. - GDR	1,800	112,140
Reliance Energy Ltd. - GDR	1,050	162,083
		341,292

Total Common Stocks (cost $4,422,610)		3,786,276

INVESTMENT FUNDS - 4.8%
iShares MSCI India Fund	24,400	209,108

Total Investment Funds (cost $234,165)		209,108

SHORT TERM INVESTMENTS - 7.9%
Mutual Funds - 7.9%
JNL Money Market Fund, 4.30% (a) (d)	343,612	343,612

Total Short Term Investments (cost $343,612)		343,612

Total Investments - 100.2% (cost $5,000,387)		4,338,996
Other Assets and Liabilities, Net - (0.2%)		(7,385)
Total Net Assets - 100%		$ 4,331,611

Jackson Perspective Core Equity Fund
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 12.9%
Abercrombie & Fitch Co. - Class A	400	$ 31,876
BorgWarner Inc.	600	30,366
Brunswick Corp.	2,000	37,980
CBS Corp. - Class B	200	5,038
Comcast Corp. - Class A (b)	4,000	72,640
Ford Motor Co. (b)	4,800	31,872
Fortune Brands Inc.	700	48,944
General Motors Corp.	2,300	65,113
Home Depot Inc.	2,100	64,407
Liz Claiborne Inc.	1,700	37,213
Macy's Inc.	1,900	52,516
Sherwin-Williams Co.	900	51,489
Time Warner Inc.	1,400	22,036

VF Corp.	500	38,685
Viacom Inc. - Class B (b)	200	7,752
Walt Disney Co.	700	20,951
		618,878
CONSUMER STAPLES - 8.3%
Altria Group Inc.	1,100	83,402
Anheuser-Busch Cos. Inc.	300	13,956
Archer-Daniels-Midland Co.	1,200	52,860
Coca-Cola Co.	700	41,419
Colgate-Palmolive Co.	100	7,700
Kimberly-Clark Corp.	200	13,130
Kraft Foods Inc. - Class A	600	17,556
PepsiCo Inc.	600	40,914
Procter & Gamble Co.	1,200	79,140
Wal-Mart Stores Inc.	900	45,792
		395,869
ENERGY - 11.9%
Anadarko Petroleum Corp.	200	11,718
Apache Corp.	600	57,264
Chevron Corp.	1,250	105,625
ConocoPhillips	900	72,288
Exxon Mobil Corp.	2,100	181,440
Newfield Exploration Co. (b)	1,100	54,868
Occidental Petroleum Corp.	900	61,083
Transocean Inc. (b)	100	12,260
Valero Energy Corp.	200	11,838
		568,384
FINANCIALS - 23.5%
Allstate Corp.	1,100	54,197
American Express Co.	400	19,728
American International Group Inc.	1,700	93,772
Bank of America Corp.	2,600	115,310
Capital One Financial Corp.	100	5,481
Citigroup Inc.	2,800	79,016
Discover Financial Services	200	3,500
Fannie Mae	2,100	71,106
Goldman Sachs Group Inc.	200	40,154
Hartford Financial Services Group Inc.	700	56,539
JPMorgan Chase & Co.	2,100	99,855
Lincoln National Corp.	800	43,488
Merrill Lynch & Co. Inc.	1,200	67,680
Morgan Stanley	400	19,772
Sovereign Bancorp Inc.	3,400	42,398
SunTrust Banks Inc.	100	6,895
Travelers Cos. Inc.	1,200	57,720
U.S. Bancorp	700	23,765
Wachovia Corp.	2,000	77,860
Washington Mutual Inc.	3,300	65,736
Wells Fargo & Co.	2,300	78,223
		1,122,195
HEALTH CARE - 9.2%
Abbott Laboratories	600	33,780

Amgen Inc. (b)	400	18,636
Baxter International Inc.	200	12,148
Bristol-Myers Squibb Co.	700	16,233
Cardinal Health Inc.	100	5,797
Cigna Corp.	600	29,496
Covidien Ltd.	200	8,926
Eli Lilly & Co.	400	20,608
Johnson & Johnson	1,100	69,586
Medtronic Inc.	400	18,628
Merck & Co. Inc.	800	37,024
Pfizer Inc.	4,200	98,238
Schering-Plough Corp.	600	11,742
UnitedHealth Group Inc.	500	25,420
WellPoint Inc. (b)	200	15,640
Wyeth	500	19,900
		441,802
INDUSTRIALS - 10.0%
3M Co.	300	23,895
Boeing Co.	300	24,954
Burlington Northern Santa Fe Corp.	100	8,652
Caterpillar Inc.	950	67,583
Emerson Electric Co.	300	15,252
General Electric Co.	4,000	141,640
Goodrich Corp.	750	46,913
Honeywell International Inc.	300	17,721
Masco Corp.	2,600	59,618
Tyco Electronics Ltd.	200	6,762
Tyco International Ltd.	200	7,872
United Parcel Service Inc. - Class B	400	29,264
United Technologies Corp.	400	29,364
		479,490
INFORMATION TECHNOLOGY - 13.1%
Applied Materials Inc.	500	8,960
Automatic Data Processing Inc.	200	8,114
Avnet Inc. (b)	800	28,488
Cisco Systems Inc. (b)	2,300	56,350
Computer Sciences Corp. (b)	1,300	55,016
Dell Inc. (b)	800	16,032
Electronic Data Systems Corp.	200	4,020
Hewlett-Packard Co.	1,500	65,625
Intel Corp.	3,400	72,080
International Business Machines Corp.	900	96,606
Microsoft Corp.	3,000	97,800
Motorola Inc.	3,200	36,896
Oracle Corp. (b)	1,500	30,825
QUALCOMM Inc.	600	25,452
Texas Instruments Inc.	500	15,465
Western Union Co.	300	6,720
		624,449
MATERIALS - 5.0%
Alcoa Inc.	300	9,930
Dow Chemical Co.	1,500	57,990

EI Du Pont de Nemours & Co.	1,200	54,216
Nucor Corp.	1,200	69,360
PPG Industries Inc.	700	46,263
		237,759
TELECOMMUNICATION SERVICES - 4.9%
AT&T Inc.	3,000	115,470
Sprint Nextel Corp.	5,100	53,703
Verizon Communications Inc.	1,700	66,028
		235,201
UTILITIES - 0.9%
Dominion Resources Inc.	1,000	43,000

Total Common Stocks (cost $4,985,289)		4,767,027

SHORT TERM INVESTMENTS - 0.5%
Mutual Funds - 0.5%
JNL Money Market Fund, 4.30% (a) (d)	23,169	23,169

Total Short Term Investments (cost $23,169)		23,169

Total Investments - 100.2% (cost $5,008,458)		4,790,196
Other Assets and Liabilities, Net - (0.2%)		(9,780)
Total Net Assets - 100%		$ 4,780,416

Jackson Perspective Emerging Asia ex-Japan Fund
COMMON STOCKS - 93.6%
CONSUMER DISCRETIONARY - 4.6%
Huabao International Holdings Ltd.	120,000	$ 109,536
PT Astra International Tbk	34,000	102,484
		212,020
ENERGY - 13.9%
China Petroleum & Chemical Corp.	108,000	113,355
CNOOC Ltd.	54,000	76,325
DMCI Holdings Inc.	316,000	66,333
PT Medco Energi Internasional Tbk	218,500	98,341
PT Tambang Batubara Bukit Asam Tbk	57,000	72,199
PTT Plc	12,300	123,261
Yanzhou Coal Mining Co.	50,000	84,361
		634,175
FINANCIALS - 33.0%
Axis Bank Ltd. - GDR	5,150	147,888
Banco de Oro-EPCI Inc.	60,900	80,412
Bangkok Bank Public Co. Ltd.	9,200	108,859
Bank Mandiri Persero Tbk PT	284,500	105,433
Bank of Ayudhya Public Co. Ltd.	58,100	41,937
Bank of China Ltd.	248,000	102,185
Bumiputra-Commerce Holdings Berhad	28,100	90,230
China Construction Bank Corp.	101,000	70,752
China Netcom Group Corp. Hong Kong Ltd.	55,500	170,522
Guangzhou R&F Properties Co. Ltd.	27,200	71,999
ICICI Bank Ltd. - ADR	2,000	121,520

IGB Corp. Berhad	168,500	115,956
Metropolitan Bank & Trust Co.	81,100	81,962
Ping An Insurance Group Co. of China Ltd.	4,500	31,761
Public Bank Berhad	22,600	80,246
State Bank of India Ltd. - GDR	750	84,528
		1,506,190
INDUSTRIALS - 14.8%
BYD Electronics Co. Ltd. (b)	30,000	39,628
China COSCO Holdings Co. Ltd.	22,000	50,658
China Shipping Development Co. Ltd.	38,000	98,035
Gamuda Berhad	29,500	47,072
Italian-Thai Development Public Co. Ltd. (b)	339,800	84,279
Larsen & Toubro Ltd. - GDR	950	88,825
MISC Berhad	17,100	50,663
PT Adhi Karya Tbk	349,000	43,293
PT Bakrie & Brothers Tbk (b)	2,780,500	94,385
SM Investments Corp.	10,320	78,331
		675,169
INFORMATION TECHNOLOGY - 4.9%
AAC Acoustic Technologies Holdings Inc. (b)	50,000	46,746
Satyam Computer Services Ltd. - ADR	4,400	107,140
Travelsky Technology Ltd.	69,000	68,268
		222,154
MATERIALS - 6.2%
Anhui Conch Cement Co. Ltd.	8,000	43,352
PT Indocement Tunggal Prakarsa Tbk	127,000	108,416
PTT Chemical Public Co. Ltd.	14,700	43,857
Reliance Industries Ltd. - GDR	700	87,938
		283,563
TELECOMMUNICATION SERVICES - 10.3%
Advanced Info Service Public Company Ltd.	31,500	90,252
China Mobile Ltd.	13,000	191,662
Telekomunikasi Indonesia Tbk PT	112,500	114,429
True Corp. Public Co. Ltd. (b)	471,000	76,721
		473,064
UTILITIES - 5.9%
Manila Water Co. Inc.	171,700	77,666
Reliance Energy Ltd. - GDR	500	77,182
Tanjong Plc	22,800	114,021
		268,869

Total Common Stocks (cost $4,671,128)		4,275,204

INVESTMENT FUNDS - 4.5%
iShares MSCI India Fund	24,200	207,394

Total Investment Funds (cost $232,246)		207,394

SHORT TERM INVESTMENTS - 2.1%
Mutual Funds - 2.1%
JNL Money Market Fund, 4.30% (a) (d)	94,739	94,739

Total Short Term Investments (cost $94,739)		94,739

Total Investments - 100.2% (cost $4,998,113)		4,577,337
Other Assets and Liabilities, Net - (0.2%)		(8,700)
Total Net Assets - 100%		$ 4,568,637

Jackson Perspective Index 5 Fund
COMMON STOCKS - 75.6%
CONSUMER DISCRETIONARY - 8.9%
99 Cents Only Stores (b) (e)	641	$ 5,333
Aaron Rents Inc. (e)	345	6,596
Abercrombie & Fitch Co. - Class A	121	9,642
AC Moore Arts & Crafts Inc. (b) (e)	360	4,313
Accor SA (e)	162	12,425
Adidas AG	259	16,519
Advance Auto Parts Inc.	987	35,216
Aeropostale Inc. (b) (e)	1,273	35,860
AFC Enterprises Inc. (b) (e)	441	4,088
Aisin Seiki Co. Ltd.	200	8,011
Amazon.com Inc. (b)	249	19,347
Ambassadors Group Inc. (e)	257	4,752
American Axle & Manufacturing Holdings Inc.	406	8,831
American Eagle Outfitters Inc.	1,994	45,922
American Greetings Corp.	1,028	21,095
Amerigon Inc. (b)	402	6,882
Ameristar Casinos Inc.	254	5,583
AnnTaylor Stores Corp. (b)	655	16,473
Apollo Group Inc. - Class A (b)	114	9,090
Arbitron Inc. (e)	236	9,433
ArvinMeritor Inc.	1,153	15,658
Asatsu-DK Inc. (e)	200	6,088
Asbury Automotive Group Inc.	437	6,197
Autobacs Seven Co. Ltd.	200	4,194
AutoZone Inc. (b)	67	8,099
Bally Technologies Inc. (b) (e)	418	19,914
Barnes & Noble Inc.	496	16,839
Bayerische Motoren Werke AG	173	9,500
Beazer Homes USA Inc. (e)	656	5,720
Bebe Stores Inc. (e)	394	4,539
Bed Bath & Beyond Inc. (b) (e)	300	9,672
Belo Corp.	1,756	29,167
Benesse Corp.	200	8,311
Best Buy Co. Inc.	307	14,985
Big 5 Sporting Goods Corp.	273	3,251
Big Lots Inc. (b)	259	4,496
Black & Decker Corp. (e)	98	7,109
Blockbuster Inc. - Class A (b) (e)	1,474	4,599
Blue Nile Inc. (b) (e)	97	5,359
Blyth Inc. (e)	376	8,193
Bob Evans Farms Inc. (e)	611	18,171
Books-A-Million Inc. (e)	344	3,670

Borders Group Inc. (e)	1,042	11,733
BorgWarner Inc.	1,126	56,987
Boyd Gaming Corp. (e)	617	16,492
Bridgestone Corp.	600	10,190
Bright Horizons Family Solutions Inc. (b) (e)	230	9,791
Brinker International Inc.	1,134	21,104
British Sky Broadcasting Group Plc	1,242	13,646
Brown Shoe Co. Inc.	313	5,384
Buckle Inc.	177	7,361
Buffalo Wild Wings Inc. (b) (e)	294	7,400
Build-A-Bear Workshop Inc. (b)	278	3,789
Burberry Group Plc	617	5,376
Cabela's Inc. - Class A (b) (e)	282	4,160
Cache Inc. (b)	309	3,396
California Pizza Kitchen Inc. (b) (e)	351	4,714
Callaway Golf Co. (e)	1,182	21,181
Capella Education Co. (b)	116	7,317
Career Education Corp. (b)	860	18,696
Carmax Inc. (b) (e)	2,135	47,611
Carnival Corp.	402	17,885
Carnival Plc	219	9,533
Carter's Inc. (b) (e)	383	7,051
Casio Computer Co. Ltd.	400	4,227
Casual Male Retail Group Inc. (b) (e)	598	2,906
Cato Corp. - Class A	340	5,566
CBRL Group Inc.	527	16,479
CBS Corp. - Class B	685	17,255
CEC Entertainment Inc. (b)	273	6,369
Champion Enterprises Inc. (b) (e)	833	8,138
Charming Shoppes Inc. (b)	1,961	12,648
Charter Communications Inc. - Class A (b) (e)	2,706	3,166
Cheesecake Factory Inc. (b) (e)	789	17,240
Chico's FAS Inc. (b) (e)	1,596	17,221
Chipotle Mexican Grill Inc. - Class A (b) (e)	340	41,392
Chipotle Mexican Grill Inc. (b)	261	25,009
Christopher & Banks Corp. (e)	418	5,338
Churchill Downs Inc.	183	9,328
Citadel Broadcasting Corp. (e)	1,323	1,932
CKE Restaurants Inc.	489	6,416
CKX Inc. (b) (e)	665	6,650
Clear Channel Communications Inc.	407	12,499
Coach Inc. (b)	292	9,359
Coinstar Inc. (b) (e)	255	7,841
Collective Brands Inc. (b) (e)	1,057	18,624
Columbia Sportswear Co. (e)	140	6,111
Comcast Corp. - Class A (b)	2,380	43,221
Compagnie Financiere Richemont AG	442	25,285
Compagnie Generale des Etablissements Michelin (e)	134	12,932
Compass Group Plc	1,753	11,116
Continental AG	140	14,536
Cooper Tire & Rubber Co. (e)	500	8,535
Corinthian Colleges Inc. (b)	1,404	11,864

Crocs Inc. (b) (e)	131	4,557
Crown Ltd. (b)	791	8,266
CSS Industries Inc.	244	7,120
Daimler AG	787	61,543
Darden Restaurants Inc.	194	5,494
Deckers Outdoor Corp. (b) (e)	130	15,761
Denny's Corp. (b) (e)	1,656	5,614
Denso Corp.	400	14,472
Dentsu Inc. (e)	3	7,004
DeVry Inc.	1,161	64,076
Dick's Sporting Goods Inc. (b) (e)	648	21,092
DirecTV Group Inc. (b)	613	13,842
Dollar Tree Stores Inc. (b) (e)	909	25,461
Douglas Holding AG	151	7,613
DR Horton Inc.	343	5,917
Dress Barn Inc. (b) (e)	334	4,071
Drew Industries Inc. (b)	319	8,642
DSG International Plc	2,081	3,166
Eastman Kodak Co. (e)	245	4,883
Electrolux AB - Class B (e)	390	6,135
Emap Plc	494	9,104
Entercom Communications Corp. (e)	400	4,924
Enterprise Inns Plc	489	4,368
Entravision Communications Corp. (b) (e)	664	4,675
Esprit Holdings Ltd.	1,000	13,023
Ethan Allen Interiors Inc.	269	8,326
Exide Technologies (b)	912	7,542
Expedia Inc. (b)	320	7,366
Fairfax Media Ltd. (e)	2,475	9,121
Family Dollar Stores Inc. (e)	266	5,594
Fast Retailing Co. Ltd. (e)	100	7,461
Fiat SpA	410	9,628
Fleetwood Enterprises Inc. (b) (e)	986	4,614
Foot Locker Inc.	1,401	19,180
Ford Motor Co. (b) (e)	1,627	10,803
Fortune Brands Inc.	192	13,425
Fossil Inc. (b)	352	11,961
Fred's Inc. (e)	518	4,885
FUJIFILM Holdings Corp.	400	15,530
Furniture Brands International Inc. (e)	1,137	10,858
Gaiam Inc. (b)	288	7,019
GameStop Corp. - Class A (b) (e)	210	10,863
Gannett Co. Inc.	195	7,215
Gap Inc.	435	8,317
Gaylord Entertainment Co. (b) (e)	324	9,458
Gemstar-TV Guide International Inc. (b)	1,945	8,383
General Motors Corp. (e)	441	12,485
Genesco Inc. (b) (e)	190	6,338
Gentex Corp.	1,483	23,520
Genuine Parts Co.	164	7,205
Getty Images Inc. (b)	479	11,975
Goodyear Tire & Rubber Co. (b) (e)	190	4,782

Group 1 Automotive Inc. (e)	184	4,865
GSI Commerce Inc. (b)	416	6,772
Guess? Inc.	531	19,812
Gymboree Corp. (b)	230	8,791
HanesBrands Inc. (b) (e)	897	22,972
Harley-Davidson Inc.	217	8,806
Harman International Industries Inc.	78	3,632
Harte-Hanks Inc. (e)	675	10,814
Harvey Norman Holdings Ltd. (e)	2,604	13,200
Haseko Corp. (b)	2,000	3,403
Hayes Lemmerz International Inc. (b)	1,135	3,995
Helen of Troy Ltd. (b)	220	3,740
Hennes & Mauritz AB - Class B	462	25,044
Hermes International SA (e)	85	8,540
Hibbett Sports Inc. (b)	266	4,945
Home Depot Inc.	1,602	49,133
Home Retail Group Plc	972	5,509
Honda Motor Co. Ltd.	1,200	37,108
Hovnanian Enterprises Inc. - Class A (b) (e)	676	6,686
Iconix Brand Group Inc. (b) (e)	402	8,358
IHOP Corp.	177	9,423
Inchcape Plc	788	5,892
Inditex SA	159	7,988
Interactive Data Corp.	296	8,569
InterActiveCorp (b) (e)	191	4,955
InterContinental Hotels Group Plc	276	4,278
Interface Inc.	549	8,762
International Game Technology	264	11,265
International Speedway Corp. - Class A	408	16,704
Interpublic Group of Cos. Inc. (b) (e)	606	5,412
INVESTools Inc. (b)	566	7,732
Isle of Capri Casinos Inc. (b)	293	3,258
ITT Educational Services Inc. (b)	286	26,126
J Crew Group Inc. (b)	327	14,950
J.C. Penney Co. Inc. (e)	169	8,012
Jack in the Box Inc. (b)	500	14,615
Jackson Hewitt Tax Service Inc. (e)	238	5,267
Jakks Pacific Inc. (b) (e)	204	4,806
Jo-Ann Stores Inc. (b) (e)	317	4,016
John Wiley & Sons Inc.	578	22,785
Johnson Controls Inc.	630	22,283
JoS. A. Bank Clothiers Inc. (b) (e)	131	3,568
Journal Communications Inc. - Class A	873	7,202
Kellwood Co.	449	8,971
Kesa Electrical Plc	1,175	5,652
Kingfisher Plc	2,409	7,039
Knology Inc. (b)	472	5,357
Kohl's Corp. (b)	240	10,954
Koninklijke Philips Electronics NV	982	38,409
K-Swiss Inc. - Class A	241	4,377
Lagardere SCA (e)	239	17,559
Lamar Advertising Co. (e)	837	36,091

Landry's Restaurants Inc. (e)	259	5,312
Lear Corp. (b)	1,357	39,842
Lee Enterprises Inc. (e)	1,147	13,695
Leggett & Platt Inc. (e)	326	6,201
Li & Fung Ltd. (e)	4,000	15,062
Life Time Fitness Inc. (b) (e)	596	26,427
Limited Brands Inc. (e)	271	5,173
Live Nation Inc. (b) (e)	517	5,635
Liz Claiborne Inc. (e)	179	3,918
LKQ Corp. (b)	738	13,203
LodgeNet Entertainment Corp. (b) (e)	165	2,490
Lowe's Cos. Inc.	1,222	32,310
Lululemon Athletica Inc. (b) (e)	142	4,812
Luxottica Group SpA (e)	179	5,067
LVMH Moet Hennessy Louis Vuitton SA (e)	234	24,030
Macy's Inc.	401	11,084
Marcus Corp.	331	5,862
Marks & Spencer Group Plc	1,204	10,766
Marriott International Inc. - Class A (e)	301	10,824
Martha Stewart Living Omnimedia Inc. (b) (e)	356	2,435
Marvel Entertainment Inc. (b) (e)	330	9,306
Matsushita Electric Industrial Co. Ltd.	2,000	42,650
Mattel Inc.	372	7,816
Matthews International Corp. - Class A	575	28,100
McDonald's Corp.	962	51,515
McGraw-Hill Cos. Inc.	339	14,496
MDC Holdings Inc.	304	14,066
Media General Inc.	397	7,551
Mediaset SpA	1,301	11,448
Men's Wearhouse Inc.	347	8,845
Midas Inc. (b) (e)	339	5,966
Modine Manufacturing Co. (e)	490	7,566
Mohawk Industries Inc. (b) (e)	504	40,280
Monro Muffler Inc.	390	7,215
Morningstar Inc. (b) (e)	173	11,427
Movado Group Inc.	270	6,539
National CineMedia Inc.	344	7,840
National Presto Industries Inc.	137	7,679
NetFlix Inc. (b) (e)	874	21,981
New York Times Co. - Class A (e)	455	7,617
Newell Rubbermaid Inc.	269	6,488
News Corp. Inc. - Class A	1,831	34,606
Next Plc	195	5,504
Nike Inc. - Class B (e)	307	18,960
Nissan Motor Co. Ltd.	1,800	16,812
Nordstrom Inc. (e)	187	7,274
NVR Inc. (b) (e)	46	29,049
O'Charley's Inc. (e)	367	5,090
Office Depot Inc. (b) (e)	240	3,559
Omnicom Group Inc.	266	12,068
OPAP SA	195	6,813
Orbitz Worldwide Inc. (b)	398	2,499

O'Reilly Automotive Inc. (b) (e)	1,093	32,167
Pacific Sunwear of California Inc. (b) (e)	1,196	13,300
PagesJaunes Groupe SA (e)	412	8,015
Pearson Plc	659	9,122
PEP Boys-Manny Moe & Jack (e)	448	4,897
Persimmon Plc	261	4,031
PetMed Express Inc. (b)	584	7,212
PetSmart Inc.	1,199	27,421
Peugeot SA (e)	129	9,549
PF Chang's China Bistro Inc. (b) (e)	258	7,338
Phillips-Van Heusen (e)	674	28,402
Pier 1 Imports Inc. (b)	835	5,720
Pinnacle Entertainment Inc. (b) (e)	344	6,278
Polaris Industries Inc.	322	13,988
Polo Ralph Lauren Corp.	102	6,180
PPR SA (e)	57	8,022
Premier Exhibitions Inc. (b)	401	2,438
Pre-Paid Legal Services Inc. (b)	103	5,722
Priceline.com Inc. (b) (e)	275	29,843
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	100	1,335
Puma AG Rudolf Dassler Sport	20	7,253
Punch Taverns Plc	312	4,370
Quicksilver Inc. (b) (e)	956	9,111
RC2 Corp. (b) (e)	177	3,324
Red Robin Gourmet Burgers Inc. (b) (e)	168	5,860
Reed Elsevier NV (e)	505	9,239
Reed Elsevier Plc	1,577	19,067
Regis Corp.	777	19,681
Renault SA	158	18,034
Rent-A-Center Inc. (b) (e)	1,127	19,272
Reuters Group Plc	1,063	12,837
Ross Stores Inc.	1,261	36,758
Ruby Tuesday Inc.	973	7,482
Ryland Group Inc. (e)	380	12,810
Saks Inc. (b) (e)	1,210	21,841
Sally Beauty Holdings Inc. (b)	680	5,549
Sankyo Co. Ltd.	100	5,356
Sanoma-WSOY Oyj	277	7,237
Scholastic Corp. (b) (e)	533	18,266
Scientific Games Corp. - Class A (b)	612	14,566
Sears Holdings Corp. (b) (e)	61	6,740
Sekisui House Ltd. (e)	1,000	11,207
Select Comfort Corp. (b) (e)	449	3,529
Service Corp. International	3,184	38,304
Shangri-La Asia Ltd.	4,000	11,933
Sharp Corp. (e)	1,000	17,419
Sherwin-Williams Co. (e)	123	7,037
Shimano Inc.	300	11,644
Signet Group Plc	3,363	4,409
Sinclair Broadcast Group Inc. - Class A (e)	461	4,149
Six Flags Inc. (b) (e)	1,489	2,904
Skechers U.S.A. Inc. - Class A (b)	233	4,665
Skyline Corp. (e)	194	5,651
Smith & Wesson Holding Corp. (b) (e)	215	1,021
Societe Television Francaise 1 (e)	210	5,321
Sonic Automotive Inc. (e)	252	5,053
Sonic Corp. (b) (e)	565	12,532
Sony Corp.	800	37,793
Sotheby's Holdings - Class A	1,161	36,072
Spartan Motors Inc. (e)	290	2,601
Stage Stores Inc. (e)	385	4,608
Stanley Works	155	7,961
Staples Inc.	609	14,579
Starbucks Corp. (b) (e)	594	11,233
Starwood Hotels & Resorts Worldwide Inc.	195	8,824
Steak n Shake Co. (b) (e)	531	4,641
Steiner Leisure Ltd. (b)	124	4,612
Steven Madden Ltd. (b)	222	3,790
Stewart Enterprises Inc. - Class A	1,248	8,886
Strayer Education Inc.	238	41,074
Sumitomo Rubber Industries Inc.	600	5,345
Superior Industries International Inc.	536	9,766
Swatch Group AG - Class B	44	11,879
Talbots Inc. (e)	324	3,133

Target Corp.	675	37,517
Taylor Woodrow Plc	952	3,442
Tempur-Pedic International Inc.	603	11,951
Tenneco Inc. (b)	330	8,735
Thor Industries Inc. (e)	325	11,479
Tiffany & Co.	124	4,948
Timberland Co. - Class A (b) (e)	858	14,080
Time Warner Inc.	3,151	49,597
TiVo Inc. (b)	1,523	13,357
TJX Cos. Inc.	404	12,750
Toll Brothers Inc. (b) (e)	1,091	25,398
Toyota Industries Corp.	300	11,708
Toyota Motor Corp.	2,200	119,110
Triarc Cos. Inc. - Class B (e)	513	4,771
Trinity Mirror Plc	923	6,062
TUI Travel Plc	1,398	7,149
Tupperware Brands Corp. (e)	1,107	40,959
Tween Brands Inc. (b) (e)	245	7,847
Under Armour Inc. - Class A (b) (e)	155	6,239
UniFirst Corp. (e)	147	6,003
Universal Electronics Inc. (b)	247	5,881
Universal Technical Institute Inc. (b) (e)	276	4,107
Urban Outfitters Inc. (b) (e)	1,016	29,464
Vail Resorts Inc. (b) (e)	238	11,267
Valassis Communications Inc. (b) (e)	1,210	11,568
VF Corp.	79	6,112
Viacom Inc. - Class B (b)	574	22,248
Visteon Corp. (b) (e)	944	3,776
Vivendi Universal SA	915	36,870
Volcom Inc. (b) (e)	138	2,785
Volkswagen AG (e)	182	41,221
Volvo AB - Class A	422	5,680
Volvo AB - Class B	880	11,912
Walt Disney Co.	1,611	48,217
Warnaco Group Inc. (b)	823	29,537
Washington Post Co.	11	8,184
Whirlpool Corp. (e)	69	5,873
William Hill Plc	631	5,146
Williams-Sonoma Inc. (e)	1,047	28,143
Winnebago Industries Inc. (e)	270	5,686
WMS Industries Inc. (b) (e)	336	12,566
Wolters Kluwer NV	340	9,746
Wolverine World Wide Inc.	467	11,820
WPP Group Plc	991	12,199
Wyndham Worldwide Corp. (e)	244	5,749
Yamada Denki Co. Ltd.	100	10,711
Yamaha Motor Co. Ltd.	300	6,887
Yell Group Plc	962	6,415
Yum! Brands Inc.	452	15,440
Zale Corp. (b) (e)	392	6,429
Zumiez Inc. (b) (e)	175	3,365
		4,812,308
CONSUMER STAPLES - 4.8%
AEON Co. Ltd.	600	7,280

Ajinomoto Co. Inc.	1,000	10,658
Alberto-Culver Co.	656	17,574
Alliance One International Inc. (b)	1,105	4,166
Altria Group Inc.	1,785	135,339
Andersons Inc.	184	8,381
Anheuser-Busch Cos. Inc.	559	26,005
Archer-Daniels-Midland Co.	458	20,175
Asahi Breweries Ltd.	500	8,835
Avon Products Inc.	297	10,401
Beiersdorf AG	80	6,175
BJ's Wholesale Club Inc. (b)	576	18,685
Boston Beer Co. Inc. - Class A (b) (e)	217	7,712
British American Tobacco Plc	1,295	46,390
Brown-Forman Corp. - Class B (e)	96	6,046
Cadbury Schweppes Plc	1,829	20,239
Campbell Soup Co.	192	6,069
Carrefour SA	475	33,449
Casey's General Stores Inc.	440	11,440
Central Euro Distribution Corp. (b)	263	13,826
Chattem Inc. (b) (e)	156	11,968
Chiquita Brands International Inc. (b) (e)	488	9,116
Church & Dwight Co. Inc. (e)	576	30,655
Clorox Co.	131	8,033
Coca Cola Hellenic Bottling Co. SA	136	5,742
Coca-Cola Co.	1,664	98,459
Coca-Cola Enterprises Inc. (e)	289	6,667
Coca-Cola West Japan Co. Ltd. (e)	300	6,405
Colgate-Palmolive Co.	491	37,807
ConAgra Foods Inc.	389	8,375
Corn Products International Inc.	862	29,136
Costco Wholesale Corp.	376	25,545
CVS Caremark Corp.	1,198	46,806
Darling International Inc. (b)	1,416	16,426
Delhaize Group	70	5,360
Diageo Plc	1,988	40,130
East Asiatic Co. Ltd.	140	10,135
Elizabeth Arden Inc. (b)	409	8,200
Energizer Holdings Inc. (b) (e)	574	53,738
Estee Lauder Cos. Inc. (e)	151	6,372
Flowers Foods Inc. (e)	586	14,064
Foster's Group Ltd.	2,432	12,328
Fresh Del Monte Produce Inc. (b)	272	8,715
General Mills Inc.	268	14,635
Great Atlantic & Pacific Tea Co. (b)	303	9,051
Green Mountain Coffee Roasters Inc. (b)	242	9,322
Groupe Danone (e)	354	28,611
Hain Celestial Group Inc. (b) (e)	250	6,750
Hansen Natural Corp. (b)	521	20,090
Heineken NV	164	9,220
Henkel KGaA (e)	159	7,249
Hershey Co.	150	5,430
HJ Heinz Co.	267	11,364

Hormel Foods Corp.	666	25,801
House Foods Corp. (e)	500	8,881
Imperial Sugar Co. (e)	85	1,868
Imperial Tobacco Group Plc	505	24,702
InBev NV	118	9,738
Ingles Markets Inc. - Class A	272	6,335
Ito En Ltd. (e)	300	6,460
J Sainsbury Plc	1,210	9,630
J&J Snack Foods Corp.	188	4,702
Japan Tobacco Inc.	3	15,921
JM Smucker Co.	534	24,954
Jones Soda Co. (b) (e)	188	1,149
Kao Corp.	1,000	30,259
Kellogg Co.	208	9,963
Kerry Group Plc	312	8,397
Kikkoman Corp. (e)	1,000	12,228
Kimberly-Clark Corp. (e)	341	22,387
Kirin Brewery Co. Ltd. (e)	1,000	16,033
Koninklijke Ahold NV (b)	1,028	13,472
Kose Corp.	300	7,392
Kraft Foods Inc. - Class A	1,331	38,945
Kroger Co.	607	15,448
Lancaster Colony Corp. (e)	401	13,979
Lance Inc. (e)	388	7,112
Longs Drug Stores Corp.	244	11,226
L'Oreal SA (e)	239	29,479
Matsumotokiyoshi Holdings Co. Ltd. (b)	400	9,648
Meiji Dairies Corp. (e)	1,000	5,390
Meiji Seika Kaisha Ltd. (e)	2,000	8,757
Metro AG	137	11,228
Molson Coors Brewing Co.	158	7,058
Nash Finch Co.	116	4,139
NBTY Inc. (b)	623	15,089
Nestle SA	334	149,530
Nichirei Corp.	1,000	4,702
Nisshin Seifun Group Inc. (e)	1,000	9,886
Nissin Food Products Co. Ltd. (e)	200	6,651
Nu Skin Enterprises Inc.	428	7,032
Parmalat SpA	1,722	6,212
Pepsi Bottling Group Inc.	252	8,782
PepsiAmericas Inc.	630	15,523
PepsiCo Inc.	1,330	90,693
Performance Food Group Co. (b)	324	10,248
Pernod-Ricard SA (e)	132	14,043
Pilgrim's Pride Corp. - Class B (e)	305	7,451
Prestige Brands Holdings Inc. (b)	534	3,989
Procter & Gamble Co.	2,658	175,295
QP Corp.	900	8,680
Ralcorp Holdings Inc. (b) (e)	201	10,936
Reckitt Benckiser Plc	428	22,419
Reddy Ice Holdings Inc.	302	6,774
Reynolds American Inc. (e)	119	7,536

Ruddick Corp. (e)	658	22,425
SABMiller Plc	676	14,626
Safeway Inc.	346	10,723
Sanderson Farms Inc.	153	5,141
Sara Lee Corp.	696	9,786
Scottish & Newcastle Plc	689	10,774
Seaboard Corp.	3	3,855
Seven & I Holdings Co. Ltd.	800	19,822
Smithfield Foods Inc. (b) (e)	1,139	31,721
Spartan Stores Inc. (e)	157	2,760
Suedzucker AG	323	6,850
SUPERVALU Inc.	180	5,410
Swedish Match AB	250	5,522
SYSCO Corp.	506	14,699
Tesco Plc	5,998	50,141
Tootsie Roll Industries Inc. (e)	552	13,789
TreeHouse Foods Inc. (b) (e)	250	5,217
Unilever NV	1,317	42,947
Unilever Plc	1,090	35,931
United Natural Foods Inc. (b) (e)	316	7,578
Universal Corp.	419	20,870
UST Inc. (e)	134	6,963
Vector Group Ltd.	460	8,510
Walgreen Co.	818	28,720
Wal-Mart Stores Inc.	2,118	107,764
Whole Foods Market Inc.	182	7,178
Winn-Dixie Stores Inc. (b) (e)	249	4,411
WM Morrison Supermarkets Plc	1,000	6,017
WM Wrigley Jr. Co.	186	10,682
Woolworths Ltd.	1,105	28,799
		2,594,532
ENERGY - 6.5%
Acergy SA (e)	405	7,466
Allis-Chalmers Energy Inc. (b) (e)	339	3,729
Alon USA Energy Inc. (e)	150	2,730
Alpha Natural Resources Inc. (b)	548	18,336
Anadarko Petroleum Corp.	360	21,092
Apache Corp.	253	24,146
Arch Coal Inc.	1,446	63,624
Arena Resources Inc. (b)	366	13,019
Atlas America Inc.	193	9,884
ATP Oil & Gas Corp. (b) (e)	197	7,415
Atwood Oceanics Inc. (b) (e)	192	15,953
Baker Hughes Inc.	236	15,323
Basic Energy Services Inc. (b) (e)	297	5,313
Berry Petroleum Co. - Class A	265	9,930
BG Group Plc	2,956	65,216
Bill Barrett Corp. (b)	576	24,060
BJ Services Co.	270	5,873
BP Plc	15,763	168,002
Bristow Group Inc. (b) (e)	216	10,876
British Energy Group Plc	600	6,240

Cal Dive International Inc. (b)	321	3,043
Cameron International Corp. (b)	202	8,133
CARBO Ceramics Inc.	209	7,179
Carrizo Oil & Gas Inc. (b) (e)	269	13,095
CGG Veritas (b)	26	6,082
Chesapeake Energy Corp. (e)	321	11,951
Chevron Corp.	1,814	153,283
Cimarex Energy Co.	750	30,608
Complete Production Services Inc. (b) (e)	368	5,851
Comstock Resources Inc. (b)	332	10,524
ConocoPhillips	1,333	107,067
Consol Energy Inc.	144	10,512
Crosstex Energy Inc.	246	8,054
Dawson Geophysical Co. (b) (e)	68	3,895
Delta Petroleum Corp. (b) (e)	350	7,018
Denbury Resources Inc. (b)	2,468	62,440
Devon Energy Corp.	330	28,043
Dril-Quip Inc. (b)	199	9,659
El Paso Corp.	530	8,734
Encore Acquisition Co. (b) (e)	845	27,547
Energy Partners Ltd. (b) (e)	303	3,675
ENI SpA	2,070	66,928
ENSCO International Inc. (e)	538	27,503
EOG Resources Inc.	197	17,238
EXCO Resources Inc. (b)	461	6,910
Exterran Holdings Inc. (b) (e)	1,138	74,243
Exxon Mobil Corp.	4,649	401,674
FMC Technologies Inc. (b)	1,322	63,668
Forest Oil Corp. (b) (e)	849	38,392
Frontier Oil Corp.	1,026	36,187
General Maritime Corp. (e)	208	5,167
GMX Resources Inc. (b) (e)	210	5,662
Golar LNG Ltd. (e)	298	6,154
Goodrich Petroleum Corp. (b) (e)	208	4,141
Grant Prideco Inc. (b) (e)	1,241	61,777
Grey Wolf Inc. (b) (e)	1,508	8,988
Gulf Island Fabrication Inc. (e)	211	5,279
Gulfmark Offshore Inc. (b) (e)	209	8,740
Gulfport Energy Corp. (b)	316	4,787
Halliburton Co.	762	25,276
Harvest Natural Resources Inc. (b) (e)	734	8,896
Helmerich & Payne Inc.	957	37,534
Hercules Offshore Inc. (b)	663	15,282
Hess Corp.	204	18,529
Hornbeck Offshore Services Inc. (b) (e)	218	8,432
Inpex Holdings Inc.	1	9,543
International Coal Group Inc. (b) (e)	923	5,732
Knightsbridge Tankers Ltd.	228	5,985
Lufkin Industries Inc.	134	7,085
Marathon Oil Corp.	611	28,625
Mariner Energy Inc. (b)	538	13,482
MarkWest Hydrocarbon Inc.	161	10,074

Matrix Service Co. (b)	176	3,172
Murphy Oil Corp. (e)	162	11,913
Nabors Industries Ltd. (b)	267	7,268
NATCO Group Inc. (b)	245	11,216
National Oilwell Varco Inc. (b) (e)	278	16,744
Newfield Exploration Co. (b) (e)	1,286	64,146
Newpark Resources Inc. (b) (e)	1,082	5,269
Nippon Mining Holdings Inc.	1,000	5,927
Nippon Oil Corp.	1,000	6,784
Noble Corp.	234	10,242
Noble Energy Inc.	205	14,879
Norsk Hydro ASA	558	6,686
Occidental Petroleum Corp.	752	51,038
Oil States International Inc. (b) (e)	365	12,797
OMV AG	141	10,170
Overseas Shipholding Group Inc. (e)	267	17,414
Paladin Resources Ltd. (b) (e)	1,112	4,592
Parallel Petroleum Corp. (b) (e)	444	6,163
Parker Drilling Co. (b)	955	6,637
Patterson-UTI Energy Inc. (e)	1,415	27,706
Peabody Energy Corp.	207	11,182
Penn Virginia Corp. (e)	278	11,846
Petrohawk Energy Corp. (b) (e)	1,459	22,979
Petroleum Development Corp. (b) (e)	181	10,408
Petroleum Geo-Services ASA (b)	332	7,179
PetroQuest Energy Inc. (b) (e)	612	7,907
PHI Inc. (b) (e)	239	7,416
Pioneer Drilling Co. (b) (e)	474	4,934
Pioneer Natural Resources Co.	1,253	52,501
Plains Exploration & Production Co. (b)	1,299	63,183
Pride International Inc. (b)	1,625	51,529
Quicksilver Resources Inc. (b) (e)	485	27,563
Range Resources Corp.	170	8,877
Repsol YPF SA	691	22,100
Rosetta Resources Inc. (b)	418	7,328
Royal Dutch Shell Plc - Class A	3,019	108,235
Royal Dutch Shell Plc - Class B	2,283	79,336
RPC Inc.	423	4,560
Santos Ltd.	546	5,989
Schlumberger Ltd.	1,037	78,252
SeaDrill Ltd.	311	6,516
Ship Finance International Ltd. (e)	229	5,981
Smith International Inc. (e)	190	10,300
Southwestern Energy Co. (b)	1,623	90,742
Spectra Energy Corp.	500	11,420
Statoil ASA	965	25,410
Stone Energy Corp. (b)	234	9,594
Sulphco Inc. (b) (e)	1,653	5,024
Sunoco Inc.	125	7,775
Superior Energy Services Inc. (b)	763	30,589
Swift Energy Co. (b) (e)	212	9,148
Technip SA	92	5,942

Tidewater Inc. (e)	503	26,639
Total SA (e)	1,765	128,454
Transocean Inc. (b)	260	31,876
Trico Marine Services Inc. (b)	204	6,546
Tullow Oil Plc	754	9,035
TXCO Resources Inc. (b) (e)	585	7,400
Uranium Resources Inc. (b)	657	5,328
USEC Inc. (b) (e)	644	5,197
VAALCO Energy Inc. (b) (e)	1,156	5,202
Valero Energy Corp.	456	26,991
VeraSun Energy Corp. (b) (e)	453	4,733
Warren Resources Inc. (b) (e)	608	7,734
Weatherford International Ltd. (b)	254	15,700
Western Refining Inc. (e)	148	3,159
W-H Energy Services Inc. (b)	205	9,973
Whiting Petroleum Corp. (b)	266	14,295
Willbros Group Inc. (b)	189	6,297
Williams Cos. Inc.	449	14,355
Woodside Petroleum Ltd.	544	22,988
World Fuel Services Corp. (e)	193	5,106
XTO Energy Inc.	342	17,763
		3,549,812
FINANCIALS - 15.6%
3i Group Plc	425	7,960
Acadia Realty Trust	312	7,816
ACE Ltd.	279	16,277
Advance America Cash Advance Centers Inc. (e)	532	4,761
Aegon NV	1,246	18,615
AFLAC Inc.	397	24,348
Alabama National Bancorp (e)	135	10,564
Alexander's Inc. (b) (e)	19	6,652
Alexandria Real Estate Equities Inc. (e)	580	56,973
Alfa Corp.	415	9,084
Allianz AG	364	64,877
Allied Irish Banks Plc	725	16,149
Allstate Corp.	491	24,192
Alpha Bank AE	320	10,604
AMB Property Corp.	924	46,754
AMBAC Financial Group Inc. (e)	124	1,453
AMCORE Financial Inc.	239	5,299
American Campus Communities Inc.	274	7,905
American Capital Strategies Ltd. (e)	148	5,205
American Equity Investment Life Holding Co. (e)	599	4,954
American Express Co.	986	48,630
American Financial Group Inc.	637	17,664
American Financial Realty Trust (e)	1,039	8,551
American International Group Inc.	2,250	124,110
American Physicians Capital Inc. (e)	178	7,355
AmeriCredit Corp. (b) (e)	1,021	13,590
Ameriprise Financial Inc.	202	11,173
AMP Ltd.	1,581	12,112
AmTrust Financial Services Inc.	351	5,511

Anchor BanCorp Wisconsin Inc.	178	4,450
Anthracite Capital Inc. (e)	613	4,604
Anworth Mortgage Asset Corp.	820	7,273
Aon Corp.	266	11,576
Apartment Investment & Management Co. (e)	135	5,351
Apollo Investment Corp. (e)	692	10,505
Ares Capital Corp. (e)	430	6,011
Argo Group International Holdings Ltd. (b) (e)	175	7,147
Arthur J Gallagher & Co.	967	24,571
Ashford Hospitality Trust Inc.	627	3,919
Aspen Insurance Holdings Ltd.	640	18,061
Assicurazioni Generali SpA	927	39,476
Associated Bancorp	1,325	37,339
Assurant Inc.	148	9,604
Assured Guaranty Ltd.	492	11,641
Asta Funding Inc. (e)	173	3,611
Astoria Financial Corp.	805	21,880
ASX Ltd.	413	17,908
Australia & New Zealand Banking Group Ltd.	1,859	44,079
AvalonBay Communities Inc.	68	6,389
Aviva Plc	1,978	24,815
AXA Asia Pacific Holdings Ltd.	1,556	8,436
AXA SA (e)	1,318	45,270
Banca Monte dei Paschi di Siena SpA (e)	1,462	6,776
Banca Popolare di Milano SCRL	450	5,689
Banche Popolari Unite Scpa	491	12,278
Banco Bilbao Vizcaya Argentaria SA	2,942	61,887
Banco Bilbao Vizcaya Argentaria SA - ADR	126	2,654
Banco Comercial Portugues SA (e)	4,687	14,658
Banco Latinoamericano de Exportaciones SA	246	3,796
Banco Popular Espanol SA (e)	816	12,646
Banco Popular SpA (b)	311	6,268
Banco Santander Central Hispano SA (e)	5,186	91,210
Bank Mutual Corp.	843	10,360
Bank of America Corp.	3,764	166,933
Bank of East Asia Ltd.	1,200	6,911
Bank of Hawaii Corp.	582	29,315
Bank of Ireland	734	10,760
Bank of New York Mellon Corp. (a)	920	42,900
Bank of Yokohama Ltd.	1,000	6,553
Banner Corp.	183	4,727
Barclays Plc	5,820	54,939
BB&T Corp. (e)	439	15,927
Bear Stearns Cos. Inc.	94	8,488
Berkshire Hills Bancorp Inc.	157	3,732
BioMed Realty Trust Inc. (e)	505	11,655
BNP Paribas (e)	654	64,873
BOC Hong Kong Holdings Ltd.	8,500	21,253
Boston Private Financial Holdings Inc.	342	7,808
Boston Properties Inc.	70	6,434
BRE Properties Inc. - Class A	392	17,087
British Land Co. Plc	293	5,931

Broadridge Financial Solutions Inc.	1,442	31,234
Brown & Brown Inc.	1,070	24,086
Calamos Asset Management Inc.	291	6,350
Camden Property Trust	478	23,589
Capital One Financial Corp. (e)	318	17,430
Capital Southwest Corp. (e)	91	10,679
Capital Trust Inc. - Class A (e)	156	4,476
CapitaLand Ltd.	1,000	4,235
CapLease Inc. (e)	716	5,807
Cascade Bancorp	251	3,238
Cash America International Inc.	203	6,600
Cathay General Bancorp	905	23,467
Cattles Plc	907	5,158
Cedar Shopping Centers Inc.	490	5,454
Centerline Holding Co.	432	2,458
Central Pacific Financial Corp. (e)	258	4,902
Challenger Financial Services Group Ltd. (e)	2,402	7,722
Charles Schwab Corp.	812	18,108
Chemical Financial Corp. (e)	234	6,477
Cheung Kong Holdings Ltd.	1,000	16,215
China Bank Ltd.	1,000	7,456
Chubb Corp.	349	18,075
Cincinnati Financial Corp.	275	10,599
CIT Group Inc.	166	4,641
Citigroup Inc.	4,722	133,255
Citizens Banking Corp.	557	7,876
City Holdings Co.	257	9,874
City National Corp.	422	24,003
CME Group Inc.	47	29,088
CNP Assurances (e)	70	8,560
Cohen & Steers Inc. (e)	127	3,618
Colonial BancGroup Inc. (e)	1,544	24,241
Columbia Banking System Inc.	290	7,456
Comerica Inc. (e)	194	8,462
Commerce Bancorp Inc.	221	8,422
Commerce Group Inc.	876	31,667
Commerzbank AG	525	15,947
Commonwealth Bank of Australia	1,170	52,688
Community Bank System Inc. (e)	339	7,397
Community Trust Bancorp Inc. (e)	188	5,435
Consolidated-Tomoka Land Co.	108	5,605
Corporate Office Properties Trust SBI MD (e)	215	6,886
Corus Bankshares Inc. (e)	449	5,711
Countrywide Financial Corp. (e)	479	3,334
Cousins Properties Inc. (e)	543	14,444
Credit Agricole SA	482	14,833
Credit Saison Co. Ltd.	200	5,835
Credit Suisse Group	906	51,585
Crystal River Capital Inc. (e)	280	3,926
Cullen/Frost Bankers Inc.	627	34,134
CVB Financial Corp.	852	9,500
Daiwa Securities Group Inc.	1,000	8,961

Danske Bank A/S	392	14,086
DBS Group Holdings Ltd.	2,000	24,952
DCT Industrial Trust Inc.	1,282	12,141
Delphi Financial Group	349	10,952
Deutsche Bank AG	413	46,486
Deutsche Boerse AG	170	29,746
Deutsche Postbank AG	113	9,394
Developers Diversified Realty Corp. (e)	160	6,584
Dexia SA	651	15,806
DiamondRock Hospitality Co.	477	6,273
Digital Realty Trust Inc.	387	13,828
Discover Financial Services	401	7,018
DnB NOR ASA	637	8,326
Dollar Financial Corp. (b) (e)	238	5,993
Downey Financial Corp.	172	5,934
Duke Realty Corp. (e)	1,399	33,072
DuPont Fabros Technology Inc. (e)	502	8,649
EastGroup Properties Inc.	169	6,995
Eaton Vance Corp.	1,244	46,364
Education Realty Trust Inc.	528	6,220
EFG Eurobank Ergasias SA	237	6,693
Employer Holdings Inc.	440	7,682
Enstar Group Ltd. (b)	51	5,296
Entertainment Properties Trust	164	8,118
Equity Lifestyle Properties Inc.	162	7,075
Equity One Inc.	659	15,559
Equity Residential	180	6,734
Erste Bank der Oesterreichischen Sparkassen AG (e)	208	11,312
Everest Re Group Ltd.	618	62,844
Extra Space Storage Inc.	427	6,465
EZCORP Inc. - Class A (b)	480	6,336
Fannie Mae	742	25,124
FBL Financial Group Inc. - Class A	175	5,766
Federal Realty Investors Trust (e)	550	40,590
Federated Investors Inc. - Class B	307	13,069
FelCor Lodging Trust Inc.	414	5,593
Fidelity National Financial Inc. - Class A	2,261	44,519
Fifth Third Bancorp	488	13,225
Financial Federal Corp. (e)	265	6,371
First American Corp.	919	40,022
First Bancorp / Puerto Rico (e)	818	7,820
First Cash Financial Services Inc. (b)	302	3,023
First Charter Corp.	297	8,141
First Commonwealth Financial Corp. (e)	538	6,241
First Community Bancorp Inc. (e)	462	16,415
First Financial Bankshares Inc.	151	5,626
First Industrial Realty Trust Inc.	303	10,553
First Merchants Corp.	484	13,068
First Midwest Bancorp Inc. (e)	632	19,718
First Niagara Financial Group Inc. (e)	1,889	24,028
First Potomac Realty Trust	268	4,661
First State Bancorp	549	6,895

FirstFed Financial Corp. (b) (e)	153	6,418
FirstMerit Corp.	1,592	35,613
FNB Corp. (e)	707	11,008
Fondiaria-Sai SpA	163	6,718
Fortis	1,696	37,934
FPIC Insurance Group Inc. (b) (e)	177	7,453
Franklin Resources Inc.	147	15,322
Franklin Street Properties Corp.	431	6,185
Freddie Mac	542	16,471
Friedman Billings Ramsey Group Inc. - Class A	2,367	7,645
Friends Provident Plc	1,880	5,230
Frontier Financial Corp. (e)	329	6,698
Fukuoka Financial Group Inc.	1,000	6,124
FX Real Estate and Entertainment Inc. (b)	133	838
Gecina SA	41	5,661
General Growth Properties Inc.	128	4,675
Genworth Financial Inc. - Class A	498	12,121
Getty Realty Corp.	252	6,628
GFI Group Inc. (b) (e)	125	11,026
Glacier Bancorp Inc. (e)	505	9,398
GLG Partners Inc. (b) (e)	630	7,428
Glimcher Realty Trust	292	3,872
Goldman Sachs Group Inc.	349	70,069
Goodman Group	1,302	5,257
GPT Group	1,701	5,813
Gramercy Capital Corp. (e)	253	5,857
Great Portland Estates Plc	575	5,565
Greene County Bancshares Inc.	196	4,106
Greenhill & Co. Inc. (e)	137	9,252
Groupe Bruxelles Lambert SA	70	8,136
Hammerson Plc	253	5,749
Hancock Holding Co. (e)	202	8,383
Hang Lung Properties Ltd.	2,000	7,918
Hang Seng Bank Ltd.	700	13,900
Hanover Insurance Group Inc.	448	20,406
Harleysville Group Inc. (e)	205	7,308
Harleysville National Corp. (e)	515	7,802
Hartford Financial Services Group Inc.	256	20,677
HBOS Plc	2,883	40,172
HCC Insurance Holdings Inc.	1,086	30,256
Health Care Real Estate Investment Trust	838	35,942
Healthcare Realty Trust Inc.	322	8,317
Henderson Land Development Co. Ltd.	1,000	8,637
Hersha Hospitality Trust	761	6,841
Highwoods Properties Inc. (e)	1,172	35,078
Hilb Rogal & Hobbs Co.	286	10,347
Hilltop Holdings Inc. (b)	670	7,430
Home Properties Inc. (e)	208	9,982
Hong Kong Exchanges & Clearing Ltd.	1,000	20,853
Horace Mann Educators Corp.	756	13,888
Hospitality Properties Trust	892	30,283
Host Hotels & Resorts Inc.	430	7,198

HSBC Holdings Plc	9,748	146,254
Hudson City Bancorp Inc.	444	7,273
Huntington Bancshares Inc. (e)	435	5,851
Hypo Real Estate Holding AG	226	7,092
ICAP Plc	833	11,278
Independent Bank Corp.	353	10,251
IndyMac Bancorp Inc. (e)	639	5,221
Infinity Property & Casualty Corp.	163	6,499
ING Groep NV	1,494	48,677
Inland Real Estate Corp.	457	6,115
Insurance Australia Group Ltd. (e)	2,247	7,626
Interactive Brokers Group Inc. (b) (e)	291	10,130
IntercontinentalExchange Inc. (b)	62	8,678
International Bancshares Corp. (e)	401	8,317
Intesa Sanpaolo SpA	7,102	50,310
Investec Plc	604	5,142
Investors Bancorp Inc. (b) (e)	496	7,564
Investors Real Estate Trust	437	4,283
IPC Holdings Ltd.	462	11,887
Janus Capital Group Inc. (e)	229	6,185
Japan Prime Realty Investment Corp.	2	6,366
Japan Real Estate Investment Corp.	1	11,700
Japan Retail Fund Investment Corp.	1	6,361
Jefferies Group Inc.	928	18,764
Jones Lang LaSalle Inc.	308	23,962
JPMorgan Chase & Co.	2,791	132,712
Julius Baer Holding AG	89	6,252
KBC Groep NV (e)	147	18,767
KBW Inc. (b) (e)	213	6,328
KeyCorp	436	11,401
Kimco Realty Corp.	174	6,231
Klepierre (e)	123	6,567
KNBT Bancorp Inc.	481	8,802
Knight Capital Group Inc. (b) (e)	737	12,345
Land Securities Group Plc	254	8,099
LandAmerica Financial Group Inc. (e)	181	9,441
LaSalle Hotel Properties	261	7,154
Legal & General Group Plc	5,272	13,957
Legg Mason Inc.	109	7,848
Lehman Brothers Holdings Inc. (e)	421	27,016
Lend Lease Corp. Ltd.	537	6,969
Leopalace21 Corp.	200	4,892
Leucadia National Corp. (e)	230	10,159
Lexington Realty Trust	485	7,251
Liberty International Plc	285	6,097
Liberty Property Trust	922	29,605
Lincoln National Corp.	225	12,231
Link Real Estate Investment Trust	4,000	10,178
Lloyds TSB Group Plc	4,318	37,711
Loews Corp.	349	16,295
London Stock Exchange Group Plc	249	8,453
LTC Properties Inc.	286	7,450

M&T Bank Corp.	121	11,104
Macerich Co.	698	47,722
Mack-Cali Realty Corp.	684	24,296
Macquarie Group Ltd.	203	11,825
Maguire Properties Inc. (e)	228	6,288
Man Group Plc	1,117	12,293
Mapfre SA	1,730	7,063
MarketAxess Holdings Inc. (b) (e)	366	3,459
Marsh & McLennan Cos. Inc.	450	12,420
Marshall & Ilsley Corp. (e)	339	9,458
Max Capital Group Ltd.	438	12,435
MB Financial Inc. (e)	355	11,041
MBIA Inc. (e)	117	1,814
MCG Capital Corp. (e)	438	5,773
Medical Properties Trust Inc. (e)	510	6,446
Mediobanca SpA	689	12,909
Mercury General Corp.	420	20,198
Merrill Lynch & Co. Inc.	850	47,940
MetLife Inc.	596	35,146
MFA Mortgage Investments Inc.	1,014	10,343
Mid-America Apartment Communities Inc.	167	7,650
Millea Holdings Inc.	600	22,862
Mitsubishi Estate Co. Ltd.	1,000	26,919
Mitsubishi UFJ Financial Group Inc.	7,000	69,380
Mitsui Fudosan Co. Ltd.	1,000	23,198
Mitsui Sumitomo Insurance Co. Ltd.	1,000	10,364
Mitsui Trust Holding Inc. (e)	1,000	6,970
Mizuho Financial Group Inc.	8	37,560
Montpelier Re Holdings Ltd. (e)	812	13,918
Moody's Corp. (e)	193	6,753
Morgan Stanley	898	44,388
Muenchener Rueckversicherungs AG	163	29,285
National Australia Bank Ltd.	1,200	37,885
National Bank of Greece SA	712	43,517
National City Corp.	693	12,328
National Financial Partners Corp. (e)	290	10,469
National Health Investors Inc.	236	6,976
National Penn Bancshares Inc. (e)	524	9,070
National Retail Properties Inc.	417	9,474
National Western Life Insurance Co.	27	5,070
Nationwide Health Properties Inc. (e)	1,594	50,307
Navigators Group Inc. (b)	162	9,352
NBT Bancorp Inc. (e)	258	5,826
Nelnet Inc. - Class A (e)	285	3,788
New World Development Co. Ltd.	3,000	9,186
New York Community Bancorp Inc.	3,176	58,915
NewAlliance Bancshares Inc.	1,469	18,069
Nippon Building Fund Inc.	1	11,639
Nomura Holdings Inc.	1,800	26,308
Nomura Real Estate Office Fund Inc.	1	8,068
Nordea Bank AB	2,047	27,942
Northern Trust Corp.	161	11,811

NorthStar Realty Finance Corp.	964	9,360
NTT Urban Development Corp.	4	6,358
NYSE Euronext (e)	279	21,943
Odyssey Re Holdings Corp.	209	7,938
Old Mutual Plc	4,362	10,882
Old National Bancorp (e)	547	9,190
Old Republic International Corp.	2,214	33,055
Omega Healthcare Investors Inc.	440	7,260
OMX AB	424	17,622
optionsXpress Holdings Inc. (e)	317	8,597
ORIX Corp.	80	13,815
Oversea-Chinese Banking Corp.	6,000	31,957
Pacific Capital Bancorp	414	8,901
Park National Corp.	126	9,072
Parkway Properties Inc. (e)	153	5,496
Pennsylvania Real Estate Investment Trust (e)	281	7,489
Phoenix Cos. Inc. (e)	821	8,891
Pico Holdings Inc. (b) (e)	224	7,417
Pinnacle Financial Partners Inc. (b) (e)	301	6,727
Piper Jaffray Cos. (b) (e)	134	6,349
Piraeus Bank SA	286	9,190
Platinum Underwriters Holdings Ltd.	435	14,681
Plum Creek Timber Co. Inc. (e)	196	8,183
PMI Group Inc. (e)	817	7,762
PNC Financial Services Group Inc.	247	16,208
Portfolio Recovery Associates Inc. (e)	167	6,072
Post Properties Inc.	304	12,850
Potlatch Corp.	600	25,758
Preferred Bank	195	4,296
Presidential Life Corp.	355	6,511
Primus Guaranty Ltd. (b) (e)	634	3,202
Principal Financial Group Inc.	270	16,095
PrivateBancorp Inc. (e)	187	6,882
ProAssurance Corp. (b)	298	17,195
Progressive Corp.	769	14,273
Prologis (e)	266	15,787
Prosperity Bancshares Inc. (e)	341	9,804
Protective Life Corp.	703	27,937
Provident Bankshares Corp.	380	7,877
Provident Financial Services Inc.	1,028	14,135
Provident New York Bancorp	380	5,244
Prudential Financial Inc.	392	33,073
Prudential plc (a)	1,869	23,960
PS Business Parks Inc.	110	5,528
Public Storage Inc.	80	6,260
QBE Insurance Group Ltd.	909	23,070
Radian Group Inc. (e)	748	6,837
RAIT Investment Trust (e)	605	5,602
Ramco-Gershenson Properties Trust	205	4,572
Raymond James Financial Inc.	875	24,579
Rayonier Inc. (e)	681	28,820
Realty Income Corp.	1,810	44,128

Redwood Trust Inc. (e)	330	13,698
Regency Centers Corp.	672	41,281
Regions Financial Corp.	589	14,866
Renasant Corp. (e)	357	7,486
Resolution Plc	595	8,480
Resona Holdings Inc. (e)	4	6,441
RLI Corp.	199	11,224
Royal Bank of Scotland Group Plc	7,761	59,833
S&T Bancorp Inc. (e)	225	7,000
Safeco Corp.	108	5,764
Safety Insurance Group Inc. (e)	154	6,009
Sampo Oyj	333	8,757
Sandy Spring Bancorp Inc. (e)	175	5,241
Saul Centers Inc.	141	7,223
SBI Holdings Inc.	23	5,411
Seacoast Banking Corp. (e)	345	4,299
SEI Investments Co.	1,136	31,467
Selective Insurance Group	492	11,764
Senior Housing Properties Trust	905	20,263
Signature Bank (b)	252	8,445
Simon Property Group Inc. (e)	141	12,603
Singapore Exchange Ltd.	1,000	6,948
Skandinaviska Enskilda Banken AB	576	13,172
SLM Corp. (b)	336	7,308
Societe Generale - Class A (e)	291	36,553
Sompo Japan Insurance Inc.	1,000	9,120
South Financial Group Inc. (e)	539	9,314
Sovereign Bancorp Inc. (e)	399	4,976
Sovran Self Storage Inc.	147	5,824
St. George Bank Ltd. (e)	222	5,625
StanCorp Financial Group Inc.	572	28,148
Standard Chartered Plc	605	20,288
Standard Life Plc	1,947	8,404
State Auto Financial Corp.	225	6,284
State Street Corp.	285	23,404
Sterling Bancshares Inc.	614	6,158
Sterling Financial Corp. / PA	455	7,030
Sterling Financial Corp. / WA	338	6,013
Stewart Information Services Corp. (e)	180	6,161
Stifel Financial Corp. (b) (e)	202	8,757
Stockland Corp. Ltd. (e)	1,232	8,129
Strategic Hotel Capital Inc. (e)	512	7,347
Sumitomo Mitsui Financial Group Inc.	5	40,128
Sumitomo Trust & Banking Co. Ltd.	1,000	6,438
Sun Communities Inc.	437	8,447
Sun Hung Kai Properties Ltd.	2,000	39,688
Suncorp-Metway Ltd.	1,157	16,092
Sunstone Hotel Investors Inc. (e)	450	7,488
SunTrust Banks Inc.	286	19,720
Susquehanna Bancshares Inc.	715	15,172
SVB Financial Group (b) (e)	595	28,798
Svenska Handelsbanken - Class A	698	19,688

Swire Pacific Ltd.	1,000	13,580
Swiss Life Holding (b)	31	7,528
Swiss Reinsurance	281	21,113
Synovus Financial Corp. (e)	3,226	42,615
T&D Holdings Inc.	200	10,724
T. Rowe Price Group Inc.	220	11,130
Tanger Factory Outlet Centers Inc.	200	7,514
TCF Financial Corp.	1,168	24,820
Tejon Ranch Co. (b) (e)	140	5,295
Texas Capital Bancshares Inc. (b) (e)	390	6,798
TICC Capital Corp.	483	4,704
TierOne Corp.	310	6,237
Tokyu Land Corp.	1,000	8,114
Tompkins Financial Corp.	231	9,725
Torchmark Corp.	197	12,029
Tower Group Inc. (e)	251	7,334
Travelers Cos. Inc.	538	25,878
TrustCo Bank Corp. (e)	701	7,220
Trustmark Corp. (e)	383	8,813
U.S. Bancorp (e)	1,372	46,579
UBS AG	1,757	72,993
UCBH Holdings Inc.	807	11,395
UDR Inc. (e)	1,343	30,661
UMB Financial Corp. (e)	410	17,273
Umpqua Holdings Corp.	470	7,708
Unibail-Rodamco	94	22,306
UniCredito Italiano SpA (e)	7,693	57,017
United America Indemnity Ltd. (b)	223	4,573
United Bankshares Inc. (e)	293	9,423
United Community Banks Inc. (e)	326	6,294
United Fire & Casualty Co.	233	7,778
United Overseas Bank Ltd.	2,000	24,870
Unitrin Inc. (e)	610	25,102
Universal American Financial Corp. (b)	285	5,965
Universal Health Realty Income Trust (e)	221	7,967
Unum Group	375	8,483
Urstadt Biddle Properties Inc. - Class A	469	7,241
U-Store-It Trust	380	3,617
Vornado Realty Trust	74	6,690
Wachovia Corp.	1,605	62,483
Waddell & Reed Financial Inc. - Class A	1,423	47,215
Washington Federal Inc.	1,021	24,933
Washington Mutual Inc.	736	14,661
Washington Real Estate Investment Trust	270	8,494
Webster Financial Corp.	598	20,254
Weingarten Realty Investors (e)	794	26,694
Wells Fargo & Co.	3,272	111,281
WesBanco Inc.	233	6,397
West Coast Bancorp	286	4,346
WestAmerica Bancorp	689	34,119
Westfield Group	1,167	19,617
Westpac Banking Corp.	2,044	47,669

Wilmington Trust Corp.	789	27,512
Wing Hang Bank Ltd.	500	6,496
Winthrop Realty Trust	1,139	6,446
Wintrust Financial Corp.	259	9,852
World Acceptance Corp. (b) (e)	166	4,969
WR Berkley Corp.	1,557	47,115
WSFS Financial Corp. (e)	177	9,434
XL Capital Ltd. - Class A	202	9,090
Zenith National Insurance Corp.	293	11,667
Zions Bancorp	137	7,499
Zurich Financial Services AG	114	32,642
		8,506,065
HEALTH CARE - 8.6%
Abaxis Inc. (b)	345	11,230
Abbott Laboratories	1,246	70,150
Abiomed Inc. (b)	510	7,701
Acadia Pharmaceuticals Inc. (b) (e)	536	6,357
Acorda Therapeutics Inc. (b)	409	10,372
Advanced Medical Optics Inc. (b) (e)	531	11,167
Aetna Inc.	417	22,209
Affymetrix Inc. (b)	1,096	21,986
Air Methods Corp. (b) (e)	279	12,801
Akorn Inc. (b)	1,248	9,360
Alexion Pharmaceuticals Inc. (b) (e)	229	14,958
Alfresa Holdings Corp. (e)	100	6,167
Align Technology Inc. (b)	558	6,573
Alkermes Inc. (b)	696	9,271
Allergan Inc.	212	14,244
Allscripts Healthcare Solutions Inc. (b) (e)	297	4,405
Alnylam Pharmaceuticals Inc. (b) (e)	364	10,935
Alpharma Inc. - Class A (b)	324	6,648
AMAG Pharmaceuticals Inc. (b)	131	6,754
Amedisys Inc. (b)	237	10,103
American Medical Systems Holdings Inc. (b) (e)	502	7,174
AMERIGROUP Corp. (b)	354	13,282
AmerisourceBergen Corp.	173	8,070
Amgen Inc. (b)	1,007	46,916
AMN Healthcare Services Inc. (b) (e)	283	4,420
Amsurg Corp. (b)	339	8,733
Analogic Corp. (e)	139	8,209
AngioDynamics Inc. (b)	392	7,946
Applera Corp. - Applied Biosystems Group	213	6,716
Applera Corp. - Celera Genomics Group (b) (e)	558	8,549
Apria Healthcare Group Inc. (b) (e)	687	14,578
Arena Pharmaceuticals Inc. (b) (e)	604	4,373
Ariad Pharmaceuticals Inc. (b) (e)	1,518	5,207
Array BioPharma Inc. (b) (e)	604	3,932
ArthroCare Corp. (b) (e)	195	7,806
Assisted Living Concepts Inc. (b) (e)	639	4,211
Astellas Pharma Inc.	500	21,689
AstraZeneca Plc	1,280	53,756
Auxilium Pharmaceuticals Inc. (b)	531	18,160

Barr Pharmaceuticals Inc. (b)	156	8,142
Baxter International Inc.	595	36,140
Beckman Coulter Inc.	643	42,760
Becton Dickinson & Co.	157	13,585
Biogen Idec Inc. (b)	245	14,933
BioMarin Pharmaceutical Inc. (b)	885	32,798
Bio-Rad Laboratories Inc. - Class A (b)	120	11,425
Boston Scientific Corp. (b)	939	11,390
Bradley Pharmaceuticals Inc. (b)	379	7,538
Bristol-Myers Squibb Co.	1,742	40,397
Bruker BioSciences Corp. (b) (e)	752	7,708
Cardinal Health Inc.	296	17,159
Celgene Corp. (b) (e)	370	20,761
Centene Corp. (b)	321	7,685
Cephalon Inc. (b) (e)	615	40,362
Cepheid Inc. (b)	400	12,216
Cerner Corp. (b) (e)	617	32,331
Charles River Laboratories International Inc. (b) (e)	741	46,016
Chemed Corp.	211	10,810
Chugai Pharmaceutical Co. Ltd. (e)	400	5,285
Cie Generale d'Optique Essilor International SA	164	9,505
Cigna Corp.	240	11,798
Community Health Systems Inc. (b)	886	28,441
Computer Programs & Systems Inc. (e)	229	4,706
Conceptus Inc. (b) (e)	366	5,958
Conmed Corp. (b)	337	8,189
Covance Inc. (b)	644	53,555
Coventry Health Care Inc. (b) (e)	156	8,826
Covidien Ltd.	379	16,915
CR Bard Inc.	94	9,078
Cross Country Healthcare Inc. (b) (e)	357	4,509
CSL Ltd.	453	14,181
Cubist Pharmaceuticals Inc. (b) (e)	431	7,323
CV Therapeutics Inc. (b)	559	4,684
Cyberonics Inc. (b)	378	4,536
Cypress Bioscience Inc. (b)	335	2,811
Daiichi Sankyo Co. Ltd.	700	21,010
Datascope Corp.	214	6,938
Dendreon Corp. (b) (e)	1,349	8,350
DENTSPLY International Inc.	1,524	62,956
Dionex Corp. (b)	138	9,674
Durect Corp. (b) (e)	1,233	6,276
Eclipsys Corp. (b)	379	9,755
Edwards Lifesciences Corp. (b) (e)	495	22,904
Eisai Co. Ltd.	100	4,139
Elan Corp. Plc (b)	550	13,992
Eli Lilly & Co.	838	43,174
Endo Pharmaceuticals Holdings Inc. (b)	1,322	34,557
Enzo Biochem Inc. (b) (e)	468	4,371
Enzon Pharmaceuticals Inc. (b) (e)	805	6,738
eResearch Technology Inc. (b)	285	2,770
Exelixis Inc. (b) (e)	867	6,346

Express Scripts Inc. (b)	224	15,118
Forest Laboratories Inc. (b)	222	8,829
Fresenius Medical Care AG & Co. KGaA	177	9,107
Gen-Probe Inc. (b)	604	34,519
Gentiva Health Services Inc. (b) (e)	409	7,558
Genzyme Corp. (b) (e)	200	15,626
Geron Corp. (b) (e)	888	4,413
Getinge AB - Class B	348	8,168
Gilead Sciences Inc. (b)	819	37,420
GlaxoSmithKline Plc	4,605	109,141
GN Store Nord (b) (e)	528	2,891
Greatbatch Inc. (b) (e)	290	6,548
Haemonetics Corp. (b)	206	12,327
Halozyme Therapeutics Inc. (b)	696	3,835
Health Management Associates Inc. (b) (e)	2,643	14,246
Health Net Inc. (b)	1,053	48,954
HealthExtras Inc. (b)	228	6,304
HealthSouth Corp. (b) (e)	500	8,510
HealthSpring Inc. (b) (e)	347	7,179
Healthways Inc. (b)	241	13,568
Henry Schein Inc. (b) (e)	879	51,096
Hillenbrand Industries Inc.	619	32,015
HMS Holdings Corp. (b)	302	9,543
Hologic Inc. (b) (e)	2,208	142,107
Hospira Inc. (b) (e)	232	9,538
Human Genome Sciences Inc. (b)	895	4,994
Humana Inc. (b) (e)	141	11,322
ICU Medical Inc. (b) (e)	161	4,571
Idevus Pharmaceuticals Inc. (b)	1,099	7,001
Illumina Inc. (b) (e)	478	30,449
Immucor Inc. (b)	461	13,295
IMS Health Inc.	284	6,785
Incyte Corp. (b)	1,336	16,005
Integra LifeSciences Holdings Corp. (b) (e)	183	7,613
InterMune Inc. (b)	254	4,260
Intuitive Surgical Inc. (b)	370	93,980
Invacare Corp. (e)	318	7,740
inVentiv Health Inc. (b) (e)	221	7,269
Inverness Medical Innovations Inc. (b) (e)	571	25,724
Invitrogen Corp. (b) (e)	425	36,410
Isis Pharmaceuticals Inc. (b) (e)	701	10,936
Johnson & Johnson	2,470	156,252
Kendle International Inc. (b) (e)	187	7,927
Kensey Nash Corp. (b) (e)	245	6,652
Keryx Biopharmaceuticals Inc. (b)	586	3,545
Kindred Healthcare Inc. (b)	533	14,679
Kinetic Concepts Inc. (b) (e)	574	28,574
KV Pharmaceutical Co. - Class A (b) (e)	328	8,521
Laboratory Corp. of America Holdings (b) (e)	106	7,831
Landauer Inc. (e)	162	7,711
LCA-Vision Inc.	227	3,748
LHC Group Inc. (b) (e)	274	6,318
LifeCell Corp. (b) (e)	323	12,762
LifePoint Hospitals Inc. (b) (e)	530	14,310
Ligand Pharmaceuticals Inc. - Class B	958	3,985
Lincare Holdings Inc. (b)	820	27,396
Luminex Corp. (b) (e)	614	9,192
Magellan Health Services Inc. (b)	263	11,504
MannKind Corp. (b) (e)	530	4,187
Martek Biosciences Corp. (b) (e)	458	13,053
Matria Healthcare Inc. (b)	271	7,821
McKesson Corp.	221	13,877

Medarex Inc. (b)	841	8,402
Medco Health Solutions Inc. (b)	444	22,236
Mediceo Paltac Holdings Co. Ltd.	400	6,647
Medicines Co. (b)	331	5,667
Medics Pharmaceutical Corp.	858	17,426
Medivation Inc. (b)	323	5,168
Medtronic Inc.	1,015	47,269
Mentor Corp. (e)	258	8,932
Merck & Co. Inc.	1,889	87,423
Merck KGaA (e)	75	9,275
Meridian Bioscience Inc.	289	9,077
Merit Medical Systems Inc. (b)	492	7,911
Millennium Pharmaceuticals Inc. (b)	3,308	50,182
Mitsubishi Tanabe Pharma Corp.	1,000	12,083
Molina Healthcare Inc. (b) (e)	240	8,186
Momenta Pharmaceuticals Inc. (b)	496	3,626
Mylan Inc. (e)	384	5,725
Myriad Genetics Inc. (b) (e)	258	11,097
Nabi Biopharmaceuticals (b) (e)	1,150	4,060
Neurocrine Biosciences Inc. (b)	749	4,037
Nobel Biocare Holding AG	26	6,456
Novartis AG	1,865	94,487
Noven Pharmaceuticals Inc. (b) (e)	306	4,110
Novo-Nordisk A/S - Class B	352	22,208
NuVasive Inc. (b) (e)	338	13,321
Omnicare Inc. (e)	1,261	27,919
Omnicell Inc. (b) (e)	419	10,509
OMRIX Biopharmaceuticals Inc. (b)	207	4,815
Onyx Pharmaceuticals Inc. (b) (e)	487	23,147
OraSure Technologies Inc. (b)	810	6,407
Orthofix International NV (b)	132	7,218
OSI Pharmaceuticals Inc. (b) (e)	396	15,792
Owens & Minor Inc. (e)	284	11,735
Par Pharmaceutical Cos. Inc. (b) (e)	733	14,059
Parexel International Corp. (b)	269	14,636
Patterson Cos. Inc. (b) (e)	184	5,895
PDL BioPharma Inc. (b) (e)	1,007	15,035
Perrigo Co.	1,376	42,436
Pfizer Inc.	5,695	133,206
Pharmaceutical Product Development Inc.	1,067	46,265
PharmaNet Development Group Inc. (b)	353	14,388
PharMerica Corp. (b)	209	3,102
Pharmion Corp. (b) (e)	303	20,892
Phase Forward Inc. (b) (e)	397	6,848
Progenics Pharmaceuticals Inc. (b) (e)	303	4,951
PSS World Medical Inc. (b) (e)	457	7,902
Psychiatric Solutions Inc. (b) (e)	1,035	31,226
Quest Diagnostics Inc.	147	7,250
Quidel Corp. (b) (e)	573	9,036
Regeneron Pharmaceuticals Inc. (b)	389	7,889
RehabCare Group Inc. (b)	297	6,234
Res-Care Inc. (b)	319	7,136
Resmed Inc. (b) (e)	815	37,963
Rigel Pharmaceuticals Inc. (b) (e)	657	18,087

Roche Holding AG	562	102,043
Salix Pharmaceuticals Ltd. (b) (e)	641	4,455
Sanofi-Aventis	842	68,663
Santen Pharmaceutical Co. Ltd.	300	8,010
Savient Pharmaceuticals Inc. (b) (e)	696	13,468
Schering-Plough Corp.	1,290	25,245
Sciele Pharma Inc. (b) (e)	325	7,774
Sepracor Inc. (b) (e)	954	26,941
Sirona Dental Systems Inc. (b) (e)	203	5,609
Smith & Nephew Plc	783	10,647
Sonic Healthcare Ltd. (e)	665	9,824
SonoSite Inc. (b) (e)	192	6,687
Sonova Holding AG	72	6,436
Spectranetics Corp. (b) (e)	534	6,664
St. Jude Medical Inc. (b)	308	12,477
Stereotaxis Inc. (b) (e)	488	3,406
STERIS Corp.	1,038	25,722
Stryker Corp.	195	13,059
Sun Healthcare Group Inc. (b)	444	7,650
Sunrise Senior Living Inc. (b) (e)	343	9,848
SurModics Inc. (b) (e)	133	5,807
Suzuken Co. Ltd.	200	7,309
Symmetry Medical Inc. (b) (e)	424	7,717
Synthes Inc.	57	7,300
Takeda Pharmaceutical Co. Ltd.	700	42,745
Techne Corp. (b)	346	22,490
Terumo Corp.	200	10,935
Thermo Fisher Scientific Inc. (b)	359	18,485
Thoratec Corp. (b) (e)	444	7,104
Trizetto Group (b) (e)	425	8,296
UCB SA	114	5,545
United Therapeutics Corp. (b)	172	14,445
UnitedHealth Group Inc.	1,078	54,806
Universal Health Services Inc.	488	22,999
Valeant Pharmaceutical International (b) (e)	1,462	16,550
Vanda Pharmaceuticals Inc. (b) (e)	498	2,125
Varian Inc. (b)	500	27,125
Varian Medical Systems Inc. (b) (e)	228	11,854
VCA Antech Inc. (b)	760	29,382
Ventana Medical Systems Inc. (b)	481	42,833
Vertex Pharmaceuticals Inc. (b) (e)	1,315	26,773
ViroPharma Inc. (b) (e)	533	4,721
Vital Images Inc. (b) (e)	224	3,514
Vital Signs Inc. (e)	121	5,868
Volcano Corp. (b)	334	3,656
Waters Corp. (b)	86	4,940
WellCare Health Plans Inc. (b) (e)	406	19,078
WellPoint Inc. (b)	490	38,318
West Pharmaceutical Services Inc.	185	7,234
William Demant Holding AS (b) (e)	96	6,528
Wright Medical Group Inc. (b) (e)	335	9,146
Wyeth	1,141	45,412

XenoPort Inc. (b) (e)	168	10,308
XOMA Ltd. (b) (e)	2,201	5,942
Zimmer Holdings Inc. (b)	168	13,149
Zoll Medical Corp. (b) (e)	268	7,145
ZymoGenetics Inc. (b)	501	5,054
		4,676,538
INDUSTRIALS - 10.4%
3M Co.	577	45,958
A P Moller - Maersk A/S	1	9,906
AAR Corp. (b)	267	7,866
ABB Ltd.	1,843	46,096
Abertis Infraestructuras SA	212	6,455
ABM Industries Inc.	475	9,842
ABX Air Inc. (b) (e)	1,126	3,997
Acciona SA	42	10,704
ACCO Brands Corp. (b) (e)	346	4,688
ACS Actividades de Construccion y Servicios SA (e)	138	7,255
Actuant Corp. - Class A (e)	474	12,954
Acuity Brands Inc.	277	12,606
Adecco SA	114	5,984
Administaff Inc.	182	5,462
Advisory Board Co. (b) (e)	164	10,450
AECOM Technology Corp. (b)	292	7,192
AGCO Corp. (b)	905	54,499
AirTran Holdings Inc. (b) (e)	1,497	12,919
Aker Kvaerner ASA	310	5,834
Alaska Air Group Inc. (b) (e)	673	17,027
Albany International Corp. (e)	220	7,702
Alexander & Baldwin Inc.	513	23,413
Alfa Laval AB	173	9,338
Alliant Techsystems Inc. (b) (e)	317	33,554
Alstom RGPT	86	17,367
AMERCO Inc. (b)	90	6,253
American Commercial Lines Inc. (b)	432	8,752
American Reprographics Co. (b) (e)	234	3,681
American Science & Engineering Inc.	131	6,964
American Superconductor Corp. (b) (e)	312	6,318
Ameron International Corp.	102	9,165
Ametek Inc.	984	43,335
AO Smith Corp.	208	7,280
Apogee Enterprises Inc. (e)	242	4,223
Applied Industrial Technology Inc.	309	9,329
Arkansas Best Corp.	217	6,681
Asahi Glass Co. Ltd.	1,000	12,580
Asciano Group	597	2,986
Astec Industries Inc. (b)	222	6,853
ASV Inc. (b)	479	8,569
Atlantia SpA	247	8,202
Atlas Air Worldwide Holdings Inc. (b) (e)	175	8,740
Atlas Copco AB - Class A	544	7,798
Avery Dennison Corp. (e)	115	5,959
Avis Budget Group Inc. (b)	923	12,322

Badger Meter Inc. (e)	237	8,959
BAE Systems Plc	2,503	23,317
Baldor Electric Co. (e)	407	12,324
Barnes Group Inc. (e)	405	10,793
BE Aerospace Inc. (b)	914	35,290
Belden Inc.	339	14,340
Blount International Inc. (b) (e)	580	6,722
Boeing Co.	667	55,481
Bowne & Co. Inc.	476	5,855
Brady Corp. - Class A	349	10,599
Brambles Ltd.	1,322	12,865
Briggs & Stratton Corp. (e)	398	8,298
Brink's Co.	432	26,192
British Airways Plc (b)	756	5,047
Bucyrus International Inc. - Class A	318	29,482
Bunzl Plc	634	8,009
Burlington Northern Santa Fe Corp.	288	24,918
Capita Group Plc	635	8,324
Carlisle Cos. Inc.	572	19,048
Cascade Corp.	147	7,588
Caterpillar Inc.	535	38,060
Cathay Pacific Airways Ltd.	4,000	8,934
CBIZ Inc. (b) (e)	875	8,234
Central Japan Railway Co.	1	9,264
Cenveo Inc. (b)	374	5,812
Ceradyne Inc. (b)	196	9,437
CH Robinson Worldwide Inc.	165	9,164
Charter Plc (b)	440	6,130
ChoicePoint Inc. (b)	783	26,066
Cie de Saint-Gobain	264	20,659
CIRCOR International Inc.	175	7,425
Clarcor Inc.	533	19,993
Clean Harbors Inc. (b)	161	8,932
Cobham Plc	2,058	7,632
Columbus Mckinnon Corp. (b)	204	5,216
Comfort Systems USA Inc. (e)	617	7,571
Commercial Vehicle Group Inc. (b)	371	3,710
COMSYS IT Partners Inc. (b)	386	4,150
Consolidated Graphics Inc. (b)	132	6,641
Con-Way Inc.	466	22,690
Cooper Industries Ltd. - Class A	159	7,082
Copart Inc. (b)	635	25,959
Corporate Executive Board Co.	365	21,006
Corrections Corp. of America (b)	1,245	33,042
CoStar Group Inc. (b) (e)	146	6,182
CRA International Inc. (b) (e)	149	6,219
Crane Co.	522	21,334
CSX Corp.	332	16,095
Cubic Corp. (e)	209	5,614
Cummins Inc.	180	8,690
Curtiss-Wright Corp.	326	13,594
Dai Nippon Printing Co. Ltd.	1,000	14,632

Daikin Industries Ltd.	300	13,583
Danaher Corp.	195	14,518
Davis Service Group Plc	791	8,021
Deere & Co.	368	32,296
Deluxe Corp.	929	22,593
Deutsche Post AG	638	20,585
Dollar Thrifty Automotive Group Inc. (b)	196	4,784
Donaldson Co. Inc. (e)	733	30,713
Dover Corp.	177	7,144
DRS Technologies Inc.	378	20,287
DSV A/S	430	8,310
Dun & Bradstreet Corp.	574	52,797
Dynamic Materials Corp.	88	4,715
DynCorp International Inc. (b) (e)	320	6,582
Eagle Bulk Shipping Inc.	303	7,490
East Japan Railway Co.	3	24,965
Eaton Corp.	169	13,986
EMCOR Group Inc. (b)	540	11,842
Emerson Electric Co.	913	46,417
Encore Wire Corp. (e)	354	5,905
Energy Conversion Devices Inc. (b) (e)	502	11,586
EnergySolutions Inc.	318	7,155
EnerSys (b)	488	11,244
Ennis Inc.	319	5,050
EnPro Industries Inc. (b) (e)	235	7,050
Equifax Inc. (e)	96	3,561
ESCO Technologies Inc. (b) (e)	240	8,998
Esterline Technologies Corp. (b)	226	10,529
European Aeronautic Defence & Space Co. NV	298	7,601
Evergreen Solar Inc. (b) (e)	1,030	12,556
Expeditors International Washington Inc.	273	12,910
Experian Group Ltd.	874	7,740
Exponent Inc. (b) (e)	270	8,316
Fanuc Ltd.	200	17,750
Fastenal Co. (e)	1,115	45,057
Federal Signal Corp.	637	7,383
FedEx Corp.	238	22,248
Finmeccanica SpA	258	7,711
First Solar Inc. (b)	39	7,089
Flowserve Corp.	517	42,456
Fluor Corp.	96	11,680
Fomento de Construcciones y Contratas SA (e)	77	5,139
Force Protection Inc. (b) (e)	597	2,442
Forward Air Corp. (e)	260	8,060
Franklin Electric Co. Inc.	254	9,561
FreightCar America Inc. (e)	138	5,204
FTI Consulting Inc. (b)	309	17,091
Fuel Tech Inc. (b) (e)	196	3,732
FuelCell Energy Inc. (b) (e)	839	7,056
G&K Services Inc. - Class A	201	8,034
Gamesa Corp. Tecnologica SA	284	10,805
GATX Corp. (e)	444	16,694

Genco Shipping & Trading Ltd.	154	7,595
GenCorp Inc. (b) (e)	504	5,917
General Cable Corp. (b) (e)	56	3,249
General Dynamics Corp.	306	25,845
General Electric Co.	8,653	306,403
Genesee & Wyoming Inc. - Class A (b)	299	8,166
Geo Group Inc. (b)	416	9,951
GeoEye Inc. (b)	302	10,558
Global Cash Access Inc. (b)	421	2,526
Goodman Global Inc. (b) (e)	273	6,855
Goodrich Corp.	171	10,696
Gorman-Rupp Co. (e)	295	8,098
Graco Inc.	679	23,235
GrafTech International Ltd. (b) (e)	721	10,851
Granite Construction Inc.	621	23,641
Greenbrier Cos. Inc. (e)	298	5,793
Group 4 Securicor Plc	2,120	9,321
Grupo Ferrovial SA	80	5,165
Harsco Corp.	822	46,788
Hays Plc	2,503	5,149
Healthcare Services Group	404	9,801
Heartland Express Inc. (e)	528	8,580
Heico Corp.	201	8,947
Heidrick & Struggles International Inc.	154	4,232
Herman Miller Inc. (e)	1,071	34,036
Hexcel Corp. (b) (e)	674	14,713
HNI Corp. (e)	494	16,628
Honeywell International Inc.	641	37,864
Horizon Lines Inc. - Class A (e)	244	4,585
HUB Group Inc. - Class A (b) (e)	291	8,477
Hubbell Inc. - Class B	541	25,795
Hudson Highland Group Inc. (b) (e)	468	3,187
Huron Consulting Group Inc. (b)	150	10,773
Hutchison Whampoa Ltd.	2,000	19,690
IDEX Corp.	932	29,106
IHS Inc. (b)	198	12,264
II-VI Inc. (b)	250	8,105
IKON Office Solutions Inc. (e)	769	6,290
Illinois Tool Works Inc. (e)	419	21,118
IMI Plc	802	6,023
Ingersoll-Rand Co. Ltd. - Class A	255	10,078
Insituform Technologies Inc. - Class A (b) (e)	311	3,950
Insteel Industries Inc.	438	4,498
InterLine Brands Inc. (b)	347	6,891
Intertek Group Plc	478	8,378
Invensys Plc (b)	1,448	6,566
ITOCHU Corp.	1,000	9,244
ITT Corp.	253	15,036
Jacobs Engineering Group Inc. (b) (e)	162	12,383
JB Hunt Transport Services Inc. (e)	955	29,701
JetBlue Airways Corp. (b) (e)	2,820	19,486
Joy Global Inc.	1,049	66,139

Kadant Inc. (b)	252	6,660
Kajima Corp. (e)	2,000	6,423
Kaman Corp. - Class A	348	10,280
Kansas City Southern (b) (e)	899	32,256
Kawasaki Kisen Kaisha Ltd.	1,000	9,761
Kaydon Corp. (e)	276	12,058
KBR Inc. (b)	1,579	49,881
Keisei Electric Railway Co. Ltd.	1,000	5,485
Kelly Services Inc. - Class A	455	7,835
Kenexa Corp. (b) (e)	235	4,174
Kennametal Inc.	836	25,607
Keppel Corp. Ltd.	1,000	8,138
Kforce Inc. (b) (e)	420	3,738
Kingspan Group Plc	295	4,098
Kintetsu Corp. (e)	3,000	10,145
Knight Transportation Inc. (e)	468	8,031
Knoll Inc.	355	4,743
Komatsu Ltd.	1,000	24,379
Korn/Ferry International (b)	675	10,861
Kubota Corp.	1,000	7,215
Kuehne & Nagel International AG	107	9,788
L-3 Communications Holdings Inc.	113	12,524
Ladish Co. Inc. (b)	210	7,453
Layne Christensen Co. (b) (e)	169	6,236
LB Foster Co. (b)	177	8,147
LECG Corp. (b) (e)	443	3,761
Lincoln Electric Holdings Inc.	401	24,722
Lindsay Corp. (e)	239	14,584
Lockheed Martin Corp.	258	27,843
M&F Worldwide Corp. (b)	88	3,439
Macquarie Infrastructure Group (e)	3,650	10,056
MAN AG	103	12,697
Manpower Inc.	857	48,215
Marubeni Corp.	2,000	13,950
Masco Corp.	435	9,975
McGrath RentCorp	183	4,262
Meitec Corp. (e)	300	8,710
Metso Oyj	155	7,292
Middleby Corp. (b) (e)	150	8,942
Mine Safety Appliances Co. (e)	510	22,761
Mitsubishi Corp.	1,200	31,799
Mitsubishi Electric Corp.	2,000	18,402
Mitsubishi Heavy Industries Ltd.	4,000	16,593
Mitsubishi Logistics Corp. (e)	1,000	12,160
Mitsui & Co. Ltd.	1,000	20,372
Mitsui OSK Lines Ltd.	1,000	12,276
Mobile Mini Inc. (b) (e)	290	4,408
Monster Worldwide Inc. (b)	167	4,651
Moog Inc. - Class A (b) (e)	280	12,891
MSC Industrial Direct Co. - Class A	487	20,001
MTR Corp.	6,000	23,177
Mueller Industries Inc.	300	8,400

Mueller Water Products Inc. (e)	1,011	8,583
NACCO Industries Inc. - Class A	46	4,603
National Express Group Plc	353	8,319
Navigant Consulting Inc. (b) (e)	810	9,590
NCI Building Systems Inc. (b) (e)	162	4,659
Nippon Express Co. Ltd.	1,000	5,373
Nippon Yusen KK	1,000	8,189
Nordic American Tanker Shipping Ltd. (e)	196	6,119
Nordson Corp.	538	26,835
Norfolk Southern Corp.	318	17,296
Northrop Grumman Corp.	277	21,983
Obayashi Corp. (e)	1,000	5,706
Okumura Corp. (e)	2,000	11,156
Old Dominion Freight Line Inc. (b) (e)	324	9,445
On Assignment Inc. (b) (e)	664	3,692
Orbital Sciences Corp. (b)	423	9,856
Orkla ASA	965	12,775
Oshkosh Truck Corp.	690	31,574
Paccar Inc. (e)	321	15,061
Pacer International Inc.	311	5,327
Parker Hannifin Corp.	205	13,860
Pentair Inc.	956	30,363
Perini Corp. (b)	253	8,842
PHH Corp. (b) (e)	412	7,741
Pitney Bowes Inc.	370	13,579
Power-One Inc. (b)	1,071	2,453
Precision Castparts Corp.	133	15,135
Quanta Services Inc. (b) (e)	1,499	32,858
Raven Industries Inc.	186	5,584
Raytheon Co.	337	21,952
RBC Bearings Inc. (b)	272	8,144
Regal-Beloit Corp.	246	9,328
Rentokil Initial Plc	2,544	5,498
Republic Airways Holdings Inc. (b) (e)	265	5,289
Republic Services Inc. - Class A	1,572	47,160
Resources Connection Inc.	366	7,660
Robbins & Myers Inc.	170	11,268
Robert Half International Inc.	187	5,195
Rockwell Automation Inc.	144	8,211
Rockwell Collins Inc.	143	9,038
Rollins Inc.	853	15,175
Rolls-Royce Group Plc (b)	1,508	14,238
Roper Industries Inc.	895	50,048
RR Donnelley & Sons Co.	224	7,815
Rush Enterprises Inc. - Class A (b) (e)	297	4,984
Sacyr Vallehermoso SA (e)	131	4,194
SAIC Inc. (b)	1,122	21,206
Sandvik AB	1,286	18,641
Sanwa Holdings Corp. (e)	1,000	4,821
Scania AB	348	7,220
Schneider Electric SA (virt-x) (e)	239	27,646
School Specialty Inc. (b) (e)	208	6,752

Secom Co. Ltd.	200	10,217
SGS SA	7	9,130
Shimizu Corp. (e)	2,000	10,315
Siemens AG	676	87,137
Simpson Manufacturing Co. Inc. (e)	359	9,890
Singapore Airlines Ltd.	940	10,354
Skanska AB (e)	328	5,644
SKF AB - Class B	722	13,018
SkyWest Inc.	514	13,374
SMC Corp.	100	11,225
Smiths Group Plc	538	10,737
Societe BIC SA	112	7,006
Sojitz Corp.	1,500	5,197
Southwest Airlines Co.	782	9,173
Spherion Corp. (b)	746	4,983
SPX Corp.	517	52,010
Standard Parking Corp. (b)	406	7,864
Standex International Corp.	400	7,276
Stericycle Inc. (b)	820	48,593
Sulzer AG	7	7,403
Sumitomo Corp.	1,000	13,974
Sumitomo Electric Industries Ltd.	1,100	16,248
Sumitomo Heavy Industries Ltd.	1,000	8,377
Superior Essex Inc. (b) (e)	336	8,081
Taisei Corp. (e)	3,000	8,823
Taser International Inc. (b) (e)	451	5,182
Team Inc. (b)	264	7,933
Teledyne Technologies Inc. (b)	260	13,424
Teleflex Inc.	387	22,879
TeleTech Holdings Inc. (b)	327	6,452
Tennant Co.	343	11,316
Terex Corp. (b) (e)	121	7,110
Tetra Tech Inc. (b) (e)	433	8,526
Textron Inc.	216	12,107
Thomas & Betts Corp. (b)	515	23,304
Timken Co.	887	26,814
Titan International Inc.	175	4,986
TNT NV	362	13,422
Toll Holdings Ltd. (e)	597	5,980
Tomkins Plc	1,622	5,662
Toppan Printing Co. Ltd.	1,000	10,028
Trane Inc.	208	9,314
Transurban Group	1,299	7,758
Travis Perkins Plc	201	4,668
Tredegar Corp.	345	4,782
Trinity Industries Inc. (e)	717	20,305
Triumph Group Inc.	149	8,046
TrueBlue Inc. (b)	432	6,165
Tyco Electronics Ltd.	379	12,814
Tyco International Ltd.	379	14,917
UAP Holding Corp.	359	13,764
Union Pacific Corp.	216	27,006

United Parcel Service Inc. - Class B	841	61,528
United Rentals Inc. (b)	575	10,494
United Stationers Inc. (b)	230	12,710
United Technologies Corp.	903	66,289
Universal Forest Products Inc. (e)	277	10,027
URS Corp. (b)	1,058	46,446
Vallourec (e)	30	6,030
Valmont Industries Inc.	141	11,802
Vedior NV	221	5,440
Vestas Wind Systems A/S (b)	185	17,968
Viad Corp.	192	5,136
Vinci SA (e)	374	25,569
Wabtec Corp.	922	31,708
Walter Industries Inc.	300	12,576
Waste Connections Inc. (b)	514	14,988
Waste Management Inc.	445	14,436
Watsco Inc.	218	8,040
Watson Wyatt Worldwide Inc.	295	14,499
Watts Water Technologies Inc. (e)	250	7,423
Werner Enterprises Inc. (e)	918	18,700
Wesfarmers Ltd. (e)	993	32,064
West Japan Railway Co.	1	4,845
Wolseley Plc	601	8,328
Woodward Governor Co.	264	16,574
WW Grainger Inc.	112	8,912
Yamato Transport Co. Ltd.	1,000	13,975
YRC Worldwide Inc. (b) (e)	530	9,704
Zodiac SA (e)	116	5,955
		5,662,238
INFORMATION TECHNOLOGY - 9.5%
3Com Corp. (b)	6,313	26,073
Acacia Research Corp. (b) (e)	583	4,343
ACI Worldwide Inc. (b) (e)	609	9,074
Actel Corp. (b)	430	5,121
Activision Inc. (b)	2,876	74,402
Actuate Corp. (b)	1,062	6,053
Acxiom Corp.	628	6,663
Adaptec Inc. (b)	1,674	5,223
ADC Telecommunications Inc. (b) (e)	1,245	18,414
Adobe Systems Inc. (b)	445	15,544
ADTRAN Inc.	1,060	22,059
Advanced Analogic Technologies Inc. (b) (e)	705	4,752
Advanced Energy Industries Inc. (b)	413	4,465
Advanced Micro Devices Inc. (b) (e)	1,039	7,938
Advantest Corp. (e)	200	4,416
Advent Software Inc. (b) (e)	333	15,038
Affiliated Computer Services Inc. - Class A (b) (e)	119	5,801
Agilent Technologies Inc. (b)	330	11,190
Agilysis Inc.	466	7,093
Alcatel-Lucent (e)	1,777	11,085
Alliance Data Systems Corp. (b) (e)	763	38,585
Altera Corp.	396	6,688

AMIS Holdings Inc. (b) (e)	738	5,395
Amkor Technology Inc. (b) (e)	835	6,379
Amphenol Corp. - Class A	1,747	69,775
Anadigics Inc. (b) (e)	744	7,433
Analog Devices Inc.	330	9,359
Anaren Inc. (b) (e)	439	5,997
Anixter International Inc. (b) (e)	238	16,674
Ansoft Corp. (b)	244	5,183
Ansys Inc. (b)	512	17,874
Apple Inc. (b)	742	100,437
Applied Materials Inc.	1,109	19,873
Applied Micro Circuits Corp. (b) (e)	547	4,392
Ariba Inc. (b) (e)	1,008	10,050
Arris Group Inc. (b) (e)	1,087	9,555
Arrow Electronics Inc. (b)	1,112	38,053
Art Technology Group Inc. (b) (e)	2,044	8,196
ASML Holding NV (b)	390	10,291
Aspen Technology Inc. (b) (e)	708	9,947
Atheros Communications Inc. (b)	366	9,995
Atmel Corp. (b)	5,233	16,536
ATMI Inc. (b) (e)	277	7,285
Autodesk Inc. (b)	195	8,024
Automatic Data Processing Inc.	466	18,906
Avid Technology Inc. (b) (e)	323	8,372
Avnet Inc. (b)	1,510	53,771
Avocent Corp. (b)	813	13,496
Axcelis Technologies Inc. (b) (e)	1,338	5,339
Bankrate Inc. (b) (e)	206	11,171
BearingPoint Inc. (b) (e)	1,390	2,724
Benchmark Electronics Inc. (b) (e)	471	8,360
Black Box Corp.	186	6,186
Blackbaud Inc. (e)	314	8,688
Blackboard Inc. (b)	260	9,095
Blue Coat Systems Inc. (b) (e)	276	7,416
BMC Software Inc. (b)	229	7,337
Borland Software Corp. (b) (e)	1,434	3,585
Brightpoint Inc. (b) (e)	580	7,378
Broadcom Corp. - Class A (b)	624	13,778
Brocade Communications Systems Inc. (b)	688	4,740
Brooks Automation Inc. (b) (e)	555	6,821
CA Inc.	384	8,460
Cabot Microelectronics Corp. (b)	230	7,953
CACI International Inc. - Class A (b) (e)	233	10,156
Cadence Design Systems Inc. (b)	2,503	25,405
Canon Inc.	800	33,914
Cap Gemini SA (e)	124	6,756
Checkpoint Systems Inc. (b)	327	7,770
Chordiant Software Inc. (b)	443	3,863
Cirrus Logic Inc. (b)	1,134	4,820
Cisco Systems Inc. (b)	5,100	124,950
Citrix Systems Inc. (b)	288	9,971
CMGI Inc. (b)	757	9,765

CNET Networks Inc. (b) (e)	1,148	9,058
Cogent Inc. (b) (e)	708	6,981
Cognex Corp.	411	6,288
Cognizant Technology Solutions Corp. (b)	208	5,803
Cohu Inc.	387	5,786
CommScope Inc. (b) (e)	775	34,371
CommVault Systems Inc. (b) (e)	380	7,076
Computer Sciences Corp. (b)	151	6,390
Comtech Group Inc. (b)	429	4,616
Comtech Telecommunications Corp. (b) (e)	205	9,184
Concur Technologies Inc. (b)	274	9,606
Corning Inc.	1,190	28,643
Credence Systems Corp. (b) (e)	1,500	1,965
Cree Inc. (b) (e)	698	20,626
CSG Systems International Inc. (b)	770	9,825
CTS Corp.	497	5,268
CyberSource Corp. (b) (e)	429	7,186
Cymer Inc. (b)	268	7,239
Cypress Semiconductor Corp. (b)	1,698	36,083
Daktronics Inc. (e)	261	5,348
Dassault Systemes SA	147	8,214
DealerTrack Holdings Inc. (b) (e)	243	6,551
Dell Inc. (b)	1,900	38,076
Diebold Inc. (e)	596	15,424
Digital River Inc. (b)	746	27,975
Diodes Inc. (b) (e)	330	7,640
DSP Group Inc. (b)	528	6,046
DST Systems Inc. (b) (e)	529	37,824
DTS Inc. (b)	165	3,599
Dycom Industries Inc. (b) (e)	784	18,518
Earthlink Inc. (b)	1,099	7,484
eBay Inc. (b)	920	24,739
Electro Scientific Industries Inc. (b) (e)	387	6,362
Electronic Arts Inc. (b)	252	11,937
Electronic Data Systems Corp.	424	8,522
Electronics for Imaging Inc. (b) (e)	453	6,686
Elpida Memory Inc. (b) (e)	100	3,585
EMC Corp. (b)	1,701	26,995
EMS Technologies Inc. (b)	266	7,310
Emulex Corp. (b) (e)	613	9,563
Entegris Inc. (b)	1,035	7,970
Epicor Software Corp. (b)	577	6,376
EPIQ Systems Inc. (b) (e)	435	6,416
Equinix Inc. (b) (e)	274	20,695
Euronet Worldwide Inc. (b) (e)	263	6,954
Exar Corp. (b) (e)	600	4,926
Extreme Networks (b)	1,862	6,424
F5 Networks Inc. (b)	872	20,518
Fair Isaac Corp.	557	14,204
Fairchild Semiconductor International Inc. (b)	1,108	13,573
FEI Co. (b) (e)	296	6,707
Fidelity National Information Services Inc. (e)	143	6,070

Finisar Corp. (b) (e)	2,415	3,864
Fiserv Inc. (b)	149	7,654
FLIR Systems Inc. (b) (e)	942	28,524
FormFactor Inc. (b) (e)	325	7,872
Foundry Networks Inc. (b) (e)	2,915	40,227
Foxconn International Holdings Ltd. (b)	2,000	3,347
Fujitsu Ltd.	2,000	13,069
Gartner Inc. - Class A (b)	1,232	18,295
Global Payments Inc.	835	31,229
Google Inc. - Class A (b)	196	110,603
Harmonic Inc. (b) (e)	1,073	11,717
Harris Corp.	1,321	72,245
Heartland Payment Systems Inc. (e)	237	5,754
Hewlett-Packard Co.	2,115	92,531
Hitachi Ltd.	4,000	29,969
Hittite Microwave Corp. (b) (e)	159	6,331
Hoya Corp.	400	10,874
Hutchinson Technology Inc. (b) (e)	397	6,261
Ibiden Co. Ltd.	100	6,349
Imation Corp.	576	14,924
Immersion Corp. (b) (e)	468	4,586
Infineon Technologies AG (b)	621	6,299
Informatica Corp. (b) (e)	639	12,339
InfoSpace Inc.	380	3,614
Ingram Micro Inc. - Class A (b)	1,246	22,154
Insight Enterprises Inc. (b)	413	7,133
Integrated Device Technology Inc. (b)	1,738	12,948
Intel Corp.	4,848	102,778
InterDigital Inc. (b) (e)	360	7,276
Intermec Inc. (b) (e)	378	7,530
Internap Network Services Corp. (b) (e)	393	3,466
International Business Machines Corp.	1,159	124,407
International Rectifier Corp. (b)	637	17,728
Internet Capital Group Inc. (b) (e)	765	7,245
Intersil Corp.	1,254	28,880
Interwoven Inc. (b)	532	6,740
Intevac Inc. (b)	301	3,278
Intuit Inc. (b) (e)	299	9,176
ION Geophysical Corp. (b)	572	7,093
Ipass Inc. (b) (e)	1,327	4,114
Itron Inc. (b) (e)	187	15,409
Ixia (b) (e)	813	6,016
j2 Global Communications Inc. (b)	359	7,866
Jabil Circuit Inc. (e)	318	4,214
Jack Henry & Associates Inc.	1,299	31,929
JDA Software Group Inc. (b)	187	3,327
Juniper Networks Inc. (b)	441	11,973
Kemet Corp. (b) (e)	1,096	5,710
KLA-Tencor Corp.	185	7,729
Knot Inc. (b) (e)	297	4,348
Konica Minolta Holdings Inc.	500	8,058
Kulicke & Soffa Industries Inc. (b) (e)	929	5,007

Kyocera Corp.	200	15,978
L-1 Identity Solutions Inc. (b) (e)	516	7,023
Lam Research Corp. (b) (e)	1,245	47,796
Lattice Semiconductor Corp. (b) (e)	1,532	4,060
Lawson Software Inc. (b)	1,055	9,168
Linear Technology Corp. (e)	328	9,076
Littelfuse Inc. (b)	186	5,653
LogicaCMG Plc	2,230	4,829
LoopNet Inc. (b) (e)	283	3,993
Loral Space & Communications Inc. (b)	139	3,695
LSI Logic Corp. (b)	881	4,599
Macrovision Corp. (b)	807	13,550
Magma Design Automation Inc. (b)	487	5,552
Manhattan Associates Inc. (b)	259	6,421
Mantech International Corp. - Class A (b)	212	8,671
Marchex Inc. - Class B (e)	583	4,629
MasTec Inc. (b) (e)	440	3,674
Mattson Technology Inc. (b) (e)	837	4,771
MAXIMUS Inc.	159	5,610
McAfee Inc. (b)	1,602	53,923
MEMC Electronic Materials Inc. (b)	253	18,079
Mentor Graphics Corp. (b) (e)	1,279	10,552
MercadoLibre Inc. (b)	129	4,777
Mercury Computer Systems Inc. (b)	584	4,847
Metavante Technologies Inc. (b) (e)	806	17,846
Methode Electronics Inc.	622	7,539
Micrel Inc. (e)	836	5,100
Microchip Technology Inc.	297	9,477
Micron Technology Inc. (b) (e)	622	4,373
Micros Systems Inc. (b) (e)	296	18,228
Microsemi Corp. (b)	526	11,951
Microsoft Corp.	6,918	225,527
MicroStrategy Inc. - Class A (b) (e)	68	4,959
MKS Instruments Inc. (b) (e)	345	6,417
Molex Inc.	247	5,938
MoneyGram International Inc. (e)	768	4,101
Motorola Inc.	1,865	21,503
MPS Group Inc. (b)	1,652	16,603
MSC Software Corp. (b) (e)	504	6,542
MTS Systems Corp.	129	4,336
Murata Manufacturing Co. Ltd.	200	9,982
National Instruments Corp.	530	14,236
National Semiconductor Corp.	344	6,340
NCR Corp. (b)	1,731	37,182
NEC Corp.	2,000	8,200
Net 1 UEPS Technologies Inc. (b)	369	10,583
NetGear Inc. (b) (e)	297	7,918
NetLogic Microsystems Inc. (b) (e)	211	5,486
Network Appliance Inc. (b)	283	6,571
Newport Corp. (b) (e)	518	5,439
Nidec Corp.	100	6,584
Nintendo Co. Ltd.	100	50,568

Nokia Oyj	3,355	123,539
Nomura Research Institute Ltd.	500	13,299
Novatel Wireless Inc. (b)	437	6,992
Nuance Communications Inc. (b) (e)	1,457	23,152
Nvidia Corp. (b) (e)	388	9,541
Obic Co. Ltd.	40	7,569
Omniture Inc. (b)	273	6,749
Omnivision Technologies Inc. (b) (e)	571	8,085
Omron Corp.	300	6,256
ON Semiconductor Corp. (b) (e)	1,763	11,424
Oracle Corp. (b) (e)	3,345	68,740
Packeteer Inc. (b) (e)	574	2,847
Palm Inc. (e)	2,007	10,878
Parametric Technology Corp. (b)	1,784	29,347
Park Electrochemical Corp.	366	8,667
Paychex Inc.	303	9,914
Perficient Inc. (b)	475	6,598
Perot Systems Corp. (b)	684	8,304
Photronics Inc. (b) (e)	477	5,815
Plantronics Inc. (e)	800	15,280
Plexus Corp. (b) (e)	337	7,613
PLX Technology Inc. (b)	208	1,460
PMC - Sierra Inc. (b) (e)	1,279	5,999
Polycom Inc. (b)	1,590	40,148
Powerwave Technologies Inc. (b) (e)	2,153	8,181
Progress Software Corp. (b)	324	9,564
QUALCOMM Inc.	1,440	61,085
Quality Systems Inc. (e)	178	5,409
Quantum Corp. (b)	3,362	7,733
Quest Software Inc. (b)	532	7,953
Rackable Systems Inc. (b) (e)	680	5,685
Radiant Systems Inc. (b)	747	9,084
Radisys Corp. (b) (e)	468	6,360
RealNetworks Inc. (b) (e)	753	4,390
Renewable Energy Corp. AS (b)	200	5,227
RF Micro Devices Inc. (b) (e)	4,045	13,065
Ricoh Co. Ltd.	1,000	15,744
Rofin-Sinar Technologies Inc. (b) (e)	258	10,968
Rogers Corp. (b)	141	4,401
Rohm Co. Ltd.	100	7,423
Rudolph Technologies Inc. (b)	490	5,023
S1 Corp. (b) (e)	399	2,258
SanDisk Corp. (b) (e)	181	4,606
SAP AG	702	33,692
Sapient Corp. (b) (e)	1,421	9,961
SAVVIS Inc. (b)	226	4,565
ScanSource Inc. (b)	257	8,137
Secure Computing Corp. (b) (e)	1,189	10,642
Semtech Corp. (b) (e)	1,274	16,269
Sigma Designs Inc. (b)	306	13,837
Silicon Laboratories Inc. (b)	489	15,276
Silicon Storage Technology Inc. (b) (e)	1,730	4,913

SiRF Technology Holdings Inc. (b)	370	5,665
Skyworks Solutions Inc. (b) (e)	1,143	9,201
Smart Modular Technologies WWH Inc. (b)	505	4,166
Smith Micro Software Inc. (b) (e)	443	3,336
Sohu.com Inc. (b)	325	15,122
Solera Holdings Inc. (b)	347	7,908
Sonic Solutions Inc. (b) (e)	479	4,292
SonicWALL Inc. (b) (e)	926	8,130
Sonus Networks Inc. (b) (e)	1,779	7,276
Spansion Inc. (b) (e)	654	2,498
SPSS Inc. (b) (e)	134	4,429
SRA International Inc. - Class A (b)	1,017	27,896
Standard Microsystems Corp. (b) (e)	193	5,775
STMicroelectronics NV	648	8,067
Stratasys Inc. (b)	185	4,089
Sun Microsystems Inc. (b)	700	12,250
Supertex Inc. (b)	199	3,924
Sybase Inc. (b)	1,487	41,963
Sycamore Networks Inc. (b) (e)	2,074	7,010
SYKES Enterprises Inc. (b)	361	5,700
Symantec Corp. (b)	720	12,910
Synaptics Inc. (b) (e)	263	6,970
Synchronoss Technologies Inc. (b) (e)	204	4,345
Synopsys Inc. (b)	1,239	27,283
Take-Two Interactive Software Inc. (b) (e)	540	8,878
TDK Corp.	100	6,427
Tech Data Corp. (b)	521	17,912
Technitrol Inc.	326	7,387
Tekelec (b) (e)	526	6,307
Telefonaktiebolaget LM Ericsson - Class B	11,913	27,125
Tellabs Inc. (b)	760	5,182
Teradata Corp. (b)	182	4,334
Tessera Technologies Inc. (b) (e)	331	12,965
Texas Instruments Inc.	1,155	35,724
THQ Inc. (b) (e)	456	8,213
TIBCO Software Inc. (b)	1,535	11,420
TNS Inc. (b)	427	7,545
Tokyo Electron Ltd.	100	6,049
Toshiba Corp. (e)	2,000	13,667
Total System Services Inc.	181	4,180
TriQuint Semiconductor Inc. (b) (e)	1,854	8,788
TTM Technologies Inc. (b)	688	6,997
Tyler Technologies Inc. (b) (e)	555	7,426
Ultimate Software Group Inc. (b) (e)	232	6,276
Ultratech Inc. (b) (e)	625	5,938
United Online Inc.	587	6,557
Universal Display Corp. (b) (e)	520	8,408
UTStarcom Inc. (b) (e)	1,807	5,004
ValueClick Inc. (b) (e)	1,772	38,683
Varian Semiconductor Equipment Associates Inc. (b)	188	6,055
VASCO Data Security International (b) (e)	283	5,368
Veeco Instruments Inc. (b) (e)	416	5,890

VeriSign Inc. (b) (e)	324	10,990
ViaSat Inc. (b) (e)	262	5,441
Vignette Corp. (b)	457	6,430
Vishay Intertechnology Inc. (b)	1,683	17,655
VistaPrint Ltd. (b) (e)	366	13,619
Vocus Inc. (b)	232	6,825
Websense Inc. (b)	361	7,401
Western Digital Corp. (b) (e)	2,259	59,751
Western Union Co.	611	13,686
Wind River Systems Inc. (b)	1,131	9,489
Wright Express Corp. (b) (e)	299	8,952
Xerox Corp.	789	12,151
Xilinx Inc.	328	7,173
X-Rite Inc. (b)	544	5,314
Yahoo! Inc. (b)	972	18,643
Yahoo! Japan Corp.	20	7,865
Zebra Technologies Corp. (b) (e)	702	21,558
Zoran Corp. (b) (e)	535	6,313
		5,145,191
MATERIALS - 5.0%
A. Schulman Inc.	351	7,157
AbitibiBowater Inc. (e)	553	13,698
AEP Industries Inc. (b) (e)	146	4,395
Air Liquide (e)	192	26,772
Air Products & Chemicals Inc.	267	24,035
Airgas Inc.	724	33,601
AK Steel Holding Corp.	57	2,723
Akzo Nobel NV	299	22,120
Albemarle Corp.	702	25,455
Alcoa Inc.	786	26,017
Allegheny Technologies Inc.	86	6,054
AMCOL International Corp. (e)	281	6,890
Amcor Ltd.	1,723	10,731
Anglo American Plc	1,093	60,395
Apex Silver Mines Ltd. (b) (e)	426	6,071
AptarGroup Inc.	600	22,632
ArcelorMittal	730	48,445
Arch Chemicals Inc.	234	7,879
Asahi Kasei Corp.	2,000	12,273
Ashland Inc.	113	5,145
BASF AG	450	58,608
Bayer AG (e)	608	49,886
BHP Billiton Ltd.	2,872	96,298
BHP Billiton Plc	2,041	61,719
Billerud AB (e)	439	4,063
BlueScope Steel Ltd.	789	7,313
Boliden AB	303	2,776
Boral Ltd. (e)	1,575	8,576
Brush Engineered Materials Inc. (b) (e)	231	6,611
Buckeye Technologies Inc. (b)	651	8,561
Cabot Corp.	601	17,868
Calgon Carbon Corp. (b) (e)	358	5,506

Carpenter Technology Corp.	498	30,697
Century Aluminum Co. (b) (e)	175	9,098
CF Industries Holdings Inc.	925	98,910
Chemtura Corp.	2,186	14,646
Ciba Specialty Chemicals AG	167	6,791
Cleveland-Cliffs Inc. (e)	426	43,384
Coeur d'Alene Mines Corp. (b)	4,127	18,860
Commercial Metals Co.	1,056	29,938
Compass Minerals International Inc. (e)	262	11,114
CRH Plc	430	16,309
Cytec Industries Inc.	406	22,984
Dow Chemical Co.	797	30,812
Eastman Chemical Co. (e)	132	8,721
Ecolab Inc.	149	7,189
EI Du Pont de Nemours & Co.	781	35,286
Ferro Corp.	527	9,317
Flotek Industries Inc. (b) (e)	210	4,278
FMC Corp.	704	37,425
Freeport-McMoRan Copper & Gold Inc.	338	30,092
General Moly Inc. (b) (e)	852	8,588
Gibraltar Industries Inc. (e)	332	4,382
Glatfelter	562	8,127
Graphic Packaging Corp. (b) (e)	1,801	5,367
Grief Inc.	230	15,134
Haynes International Inc. (b)	85	3,755
HB Fuller Co.	455	9,446
Headwaters Inc. (b) (e)	389	4,384
Hecla Mining Co. (b) (e)	1,018	9,467
Hercules Inc. (e)	947	16,601
Holcim Ltd.	178	17,385
Holmen AB	235	7,869
Innospec Inc.	336	5,299
International Paper Co.	505	16,286
James Hardie Industries NV	1,030	5,889
JFE Holdings Inc.	400	18,660
Johnson Matthey Plc	484	18,018
K+S AG	31	7,842
Kaiser Aluminum Corp.	110	7,036
Kobe Steel Ltd.	3,000	10,133
Koninklijke DSM NV	140	5,910
Koppers Holdings Inc.	191	6,391
Lafarge SA (e)	127	20,071
Linde AG	124	16,180
Louisiana-Pacific Corp. (e)	1,013	15,469
Lubrizol Corp.	738	38,826
Martin Marietta Materials Inc. (e)	408	50,070
Mercer International Inc. (b)	657	5,630
Metal Management Inc.	206	10,234
Minerals Technologies Inc. (e)	328	17,843
Mitsubishi Chemical Holdings Corp. (e)	1,000	7,280
Mondi Plc	271	2,087
Monsanto Co.	503	56,557

Neenah Paper Inc.	243	6,585
Newcrest Mining Ltd.	376	11,903
NewMarket Corp. (e)	132	7,112
Newmont Mining Corp.	357	19,399
Nippon Steel Corp.	5,000	30,395
Nitto Denko Corp.	200	9,855
Nucor Corp.	241	13,930
Olin Corp.	1,309	26,821
OM Group Inc. (b) (e)	204	11,706
Orica Ltd.	272	7,170
Packaging Corp. of America	1,062	25,743
Pactiv Corp. (b)	219	6,266
PolyOne Corp. (b) (e)	1,040	6,406
PPG Industries Inc. (e)	224	14,804
Praxair Inc.	399	32,283
Quanex Corp.	330	17,295
Rautaruukki Oyj	196	8,118
Reliance Steel & Aluminum Co.	603	29,674
Rexam Plc	758	6,355
Rio Tinto Ltd. (e)	231	26,059
Rio Tinto Plc	858	85,905
Rock-Tenn Co. - Class A	288	8,234
Rockwood Holdings Inc. (b) (e)	309	9,072
Rohm & Haas Co.	190	10,137
Royal Gold Inc.	217	6,523
RPM International Inc.	1,180	25,535
RTI International Metals Inc. (b)	165	9,116
Salzgitter AG	60	9,410
Schnitzer Steel Industries Inc. - Class A (e)	196	11,105
Schweitzer-Mauduit International Inc.	291	6,937
Scotts Miracle-Gro Co.	515	20,106
Sensient Technologies Corp.	868	23,054
Shin-Etsu Chemical Co. Ltd.	300	15,868
Sigma-Aldrich Corp.	150	7,449
Silgan Holdings Inc. (e)	178	8,430
Solvay SA	55	6,911
Sonoco Products Co.	976	30,119
Spartech Corp.	297	4,374
SSAB Svenskt Stal AB - Class B	400	9,660
Steel Dynamics Inc.	1,014	52,880
Stillwater Mining Co. (b) (e)	625	6,512
Stora Enso Oyj - Class R	586	8,148
Sumitomo Chemical Co. Ltd.	2,000	14,250
Sumitomo Metal Industries Ltd.	4,000	19,127
Sumitomo Metal Mining Co. Ltd.	1,000	16,606
Svenska Cellulosa AB	483	7,763
Syngenta AG	95	25,053
Temple-Inland Inc.	1,011	18,956
Terra Industries Inc. (b) (e)	1,686	75,988
Texas Industries Inc.	179	10,144
ThyssenKrupp AG (e)	323	15,792
Tokuyama Corp. (e)	1,000	7,157
Toray Industries Inc.	2,000	13,619
United States Steel Corp.	107	10,926
UPM-Kymmene Oyj	485	9,195
Valspar Corp.	1,171	23,455
Voestalpine AG	151	9,311
Vulcan Materials Co. (e)	147	11,534
Wausau Paper Corp.	737	6,595
Weyerhaeuser Co.	173	11,716
Worthington Industries Inc. (e)	1,299	21,291
WR Grace & Co. (b)	479	10,835

Xstrata Plc	461	35,494
Yara International ASA	150	7,294
Zep Inc.	138	2,279
Zinifex Ltd.	527	4,988
Zoltek Cos. Inc. (b)	158	5,766
		2,706,838
TELECOMMUNICATION SERVICES - 2.3%
Alaska Communications Systems Group Inc.	514	7,217
American Tower Corp. (b)	394	14,787
AT&T Inc.	5,319	204,728
Belgacom SA	225	11,003
Bouygues (e)	181	13,955
BT Group Plc	6,143	31,918
Cbeyond Inc. (b)	150	5,061
Cincinnati Bell Inc. (b)	3,949	15,322
Citizens Communications Co.	142	1,629
Cogent Communications Group Inc. (b) (e)	300	6,141
Consolidated Communications Holdings Inc.	373	5,834
Deutsche Telekom AG	2,199	45,044
Elisa Oyj	249	7,106
Embarq Corp. (e)	148	6,704
FairPoint Communications Inc. (e)	401	4,259
France Telecom SA (e)	1,521	53,642
General Communication Inc. - Class A (b)	496	3,576
Global Crossing Ltd. (b) (e)	354	7,618
Golden Telecom Inc. (b) (e)	167	17,153
Harris Stratex Networks Inc. - Class A (b)	403	4,389
Hellenic Telecommunications Organization SA	487	15,133
Iowa Telecommunications Services Inc. (e)	396	6,106
iPCS Inc. (e)	140	3,602
KDDI Corp.	2	13,667
NeuStar Inc. - Class A (b) (e)	647	19,222
Nippon Telegraph & Telephone Corp.	4	19,036
NTELOS Holdings Corp. (e)	249	5,299
NTT DoCoMo Inc.	14	22,133
PAETEC Holding Corp. (b)	603	5,735
Portugal Telecom SGPS SA	674	8,682
Premiere Global Services Inc. (b)	826	10,069
Qwest Communications International Inc. (e)	2,136	12,560
Royal KPN NV	1,476	26,788
Rural Cellular Corp. - Class A (b)	161	7,108
Shenandoah Telecom Co. (e)	375	6,851
Singapore Telecommunications Ltd.	6,000	15,628
SoftBank Corp.	600	11,067
Sprint Nextel Corp. (e)	2,242	23,608
SureWest Communications	283	4,375
Swisscom AG	20	7,984
Telecom Italia SpA	9,186	27,902
Telecom Italia SpA - RNC	5,962	13,692
Telefonica SA	3,720	108,749
Telekom Austria AG	505	14,228
Telenor ASA (b)	520	10,769
Telephone & Data Systems Inc.	1,008	53,162
TeliaSonera AB	1,662	14,770

Telstra Corp. Ltd.	2,450	9,639
Time Warner Telecom Inc. - Class A (b) (e)	1,000	17,480
USA Mobility Inc. (b)	349	4,191
Verizon Communications Inc.	2,380	92,439
Vodafone Group Plc	44,226	154,714
Windstream Corp.	549	6,374
		1,239,848
UTILITIES - 4.0%
AES Corp. (b)	501	9,559
AGL Resources Inc.	699	26,457
Allegheny Energy Inc.	170	9,314
Allete Inc.	275	10,585
Alliant Energy Corp.	1,049	38,708
Ameren Corp. (e)	177	7,931
American Electric Power Co. Inc.	353	15,119
American States Water Co.	218	7,517
Aqua America Inc. (e)	1,344	26,786
Aquila Inc. (b)	5,959	20,916
Avista Corp.	418	8,423
Black Hills Corp.	605	23,438
California Water Service Group	193	6,722
CenterPoint Energy Inc. (e)	390	6,244
Centrica Plc	2,771	18,395
CH Energy Group Inc.	227	8,760
Chubu Electric Power Co. Inc.	400	10,133
Cleco Corp.	499	12,899
CLP Holdings Ltd.	1,500	11,933
Consolidated Edison Inc.	213	9,283
Consolidated Water Co. Ltd.	245	5,762
Constellation Energy Group Inc.	184	17,289
Contango Oil & Gas Co. (b)	188	11,280
Dominion Resources Inc.	600	25,800
DPL Inc. (e)	1,048	29,092
DTE Energy Co.	155	6,611
Duke Energy Corp. (e)	983	18,343
E.ON AG (e)	520	95,762
Edison International Inc.	309	16,117
El Paso Electric Co. (b)	381	8,927
Electric Power Development Co. (e)	200	7,147
Electricite de France (e)	101	10,534
Empire District Electric Co. (e)	316	7,006
Enel SpA	3,836	42,607
Energen Corp.	730	45,917
Energias de Portugal SA	1,719	10,969
Energy East Corp.	1,553	39,213
EnergySouth Inc.	123	7,124
Entergy Corp.	161	17,417
Equitable Resources Inc.	1,178	65,674
Exelon Corp. (e)	563	42,895
FirstEnergy Corp.	259	18,446
Fortum Oyj	322	13,054
FPL Group Inc.	356	22,955

Gas Natural SDG SA	156	8,611
Gaz de France (e)	193	10,465
Great Plains Energy Inc. (e)	984	27,434
Hawaiian Electric Industries Inc. (e)	974	21,896
Hong Kong & China Gas Co. Ltd.	3,300	9,043
Hongkong Electric Holdings Ltd.	1,000	5,706
Iberdrola Renovables (b)	700	5,641
Iberdrola SA	3,132	47,735
IDACORP Inc.	723	23,599
Integrys Energy Group Inc. (e)	320	15,558
International Power Plc	1,301	10,387
ITC Holdings Corp. (e)	364	19,234
Kansai Electric Power Co. Inc.	400	9,975
Kyushu Electric Power Co. Inc.	300	7,588
Laclede Group Inc.	236	7,925
MDU Resources Group Inc.	1,974	51,166
MGE Energy Inc.	213	6,978
National Fuel Gas Co.	817	35,221
National Grid Plc	2,212	34,193
New Jersey Resources Corp. (e)	219	10,269
Nicor Inc. (e)	372	15,252
NiSource Inc.	368	6,988
Northeast Utilities (e)	1,397	38,725
Northwest Natural Gas Co.	217	10,273
NorthWestern Corp. (e)	458	13,236
NSTAR (e)	1,118	36,257
OGE Energy Corp.	839	27,460
Oneok Inc.	973	45,731
Ormat Technologies Inc.	175	7,607
Osaka Gas Co. Ltd.	2,000	7,667
Otter Tail Corp.	410	13,354
Pepco Holdings Inc.	323	8,224
PG&E Corp.	287	11,778
Piedmont Natural Gas Co. (e)	588	14,741
Pinnacle West Capital Corp.	154	5,916
PNM Resources Inc.	1,331	25,715
Portland General Electric Co.	286	7,047
PPL Corp.	316	15,459
Progress Energy Inc. (e)	342	15,448
Public Service Enterprise Group Inc.	228	21,888
Puget Energy Inc.	1,253	32,766
Questar Corp. (e)	188	9,571
RWE AG	366	44,929
SCANA Corp.	1,303	48,589
Scottish & Southern Energy Plc	635	19,349
Sempra Energy	260	14,534
Severn Trent Plc	220	6,260
Sierra Pacific Resources	2,309	34,566
SJW Corp.	201	6,076
South Jersey Industries Inc.	238	8,337
Southern Co.	701	25,481
Southwest Gas Corp. (e)	389	11,106

Suez SA (e)	864	52,923
TECO Energy Inc.	453	7,552
Tohoku Electric Power Co. Inc. (e)	300	7,065
Tokyo Electric Power Co. Inc. (e)	800	20,749
Tokyo Gas Co. Ltd.	2,000	9,395
UIL Holdings Corp. (e)	205	7,001
Union Fenosa SA	158	10,564
UniSource Energy Corp.	340	9,989
United Utilities Plc	720	10,260
Vectren Corp. (e)	1,009	27,697
Veolia Environnement	254	20,893
Verbund - Oesterreichische Elektrizitaetswirtschafts AG	146	9,660
Westar Energy Inc. (e)	1,893	46,113
WGL Holdings Inc. (e)	1,082	34,884
Wisconsin Energy Corp.	1,155	52,587
Xcel Energy Inc.	338	7,027
		2,188,376

Total Common Stocks (cost $43,501,032)		41,081,746

PREFERRED STOCKS - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Porsche AG (e)	6	10,771
Volkswagen AG	90	12,492
		23,263
CONSUMER STAPLES - 0.0%
Ito En Ltd.	90	1,353

FINANCIALS - 0.0%
SunTrust Capital VIII, 6.10%, 12/15/36 (b)	10,000	8,456

Total Preferred Stocks (cost $29,917)		33,072

RIGHTS - 0.0%
Centerline Holdings Co. Rights	432	-

Total Rights (cost $0)		-

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.1%
AmeriCredit Automobile Receivables Trust, 5.21%, 10/06/11	$ 50,000	49,868
Banc of America Commercial Mortgage Inc., 5.78%, 05/10/45 (c)	75,000	72,809
Bank One Issuance Trust, 3.86%, 06/15/11	50,000	50,208
Citibank Credit Card Master Trust I, 5.88%, 03/10/11	75,000	77,112
Commercial Mortgage Pass-Through Certificates, 5.31%, 12/10/46 (c)	30,000	29,340
GMAC Commercial Mortgage Securities Inc., 6.96%, 09/15/35 (c)	100,000	104,826
Goldman Sachs Mortgage Securities Corp., 4.61%, 01/10/40 (c)	75,000	73,156
GS Mortgage Securities Corp. II, 5.80%, 11/25/35 (c)	50,000	50,629
JPMorgan Chase Commercial Mortgage Securities Corp., 5.56%, 04/15/43 (c)	75,000	74,151
LB-UBS Commercial Mortgage Trust, 5.16%, 02/15/34 (c)	100,000	96,660
LB-UBS Commercial Mortgage Trust, 5.42%, 02/15/40	20,000	19,685
Merrill Lynch Mortgage Trust, 4.75%, 06/12/43	75,000	72,649

Morgan Stanley Capital I, 5.74%, 10/15/42 (c)	100,000	100,488
Morgan Stanley Capital I, 5.47%, 03/12/44 (c)	100,000	91,368
Wachovia Bank Commercial Mortgage Trust, 5.50%, 10/15/48	75,000	75,187
Wachovia Bank Commercial Mortgage Trust, 5.93%, 06/15/49 (c)	50,000	50,242
WFS Financial Owner Trust, 3.87%, 08/17/12	50,000	50,184

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,158,849)		1,138,562

CORPORATE BONDS AND NOTES - 5.0%
CONSUMER DISCRETIONARY - 0.4%
Comcast Cable Communications Holdings Inc., 8.38%, 03/15/13	50,000	56,546
Comcast Corp., 5.50%, 03/15/11	10,000	10,226
Comcast Corp., 6.45%, 03/15/37	2,000	1,938
Home Depot Inc., 5.20%, 03/01/11	50,000	50,169
News America Inc., 6.20%, 12/15/34	12,000	11,559
Time Warner Entertainment Co., 8.38%, 07/15/33	10,000	11,700
Time Warner Inc., 6.75%, 04/15/11	50,000	52,164
Time Warner Inc., 7.70%, 05/01/32	3,000	3,261
Viacom Inc., 6.25%, 04/30/16	13,000	13,135
Yum! Brands Inc., 8.88%, 04/15/11	15,000	16,700
		227,398
CONSUMER STAPLES - 0.3%
Coca-Cola Enterprises Inc., 8.50%, 02/01/22	16,000	20,207
CVS Caremark Corp., 6.25%, 06/01/27	12,000	11,959
Kellogg Co., 7.45%, 04/01/31	10,000	11,525
Kraft Foods Inc., 6.88%, 02/01/38	10,000	10,156
Kroger Co., 5.50%, 02/01/13	15,000	15,454
Pepsi Bottling Group Inc., 7.00%, 03/01/29	10,000	11,395
Safeway Inc., 5.80%, 08/15/12	14,000	14,589
Wal-Mart Stores Inc., 4.13%, 07/01/10	50,000	50,822
		146,107
ENERGY - 0.4%
Anadarko Petroleum Corp., 5.95%, 09/15/16	10,000	10,312
Apache Corp., 6.00%, 01/15/37	10,000	10,000
Canadian Natural Resources Ltd., 5.70%, 05/15/17	10,000	10,045
ConocoPhillips Holding Co., 8.75%, 05/25/10	50,000	55,679
ConocoPhillips Holding Co., 6.95%, 04/15/29	8,000	9,156
Devon Financing Corp. ULC, 7.88%, 09/30/31	10,000	12,134
Duke Capital Corp., 8.00%, 10/01/19	10,000	11,742
EnCana Holdings Finance Corp., 5.80%, 05/01/14	20,000	20,786
Enterprise Products Operating LP, 5.60%, 10/15/14	15,000	15,124
Kinder Morgan Energy Partners LP, 5.00%, 12/15/13	15,000	14,910
Marathon Oil Corp., 6.00%, 10/01/17	10,000	10,377
Southern Natural Gas Co., 5.90%, 04/01/17 (f)	10,000	10,009
Texas Eastern Transmission Corp., 7.00%, 07/15/32	9,000	9,960
TransCanada PipeLines LP, 6.20%, 10/15/37	10,000	9,916
Transocean Inc., 6.80%, 03/15/38	5,000	5,202
Valero Energy Corp., 6.13%, 06/15/17	10,000	10,273
XTO Energy Inc., 6.25%, 08/01/17	10,000	10,655
		236,280
FINANCIALS - 2.1%

Abbey National Plc, 7.95%, 10/26/29	10,000	11,736
Allstate Corp., 5.55%, 05/09/35	10,000	8,807
American Express Bank, 6.15%, 08/28/17	20,000	20,649
American General Finance Corp., 5.38%, 10/01/12	50,000	50,041
AXA SA, 8.60%, 12/15/30	10,000	11,310
Axis Capital Holdings Ltd., 5.75%, 12/01/14	5,000	5,031
Bank of America Corp., 5.63%, 10/14/16	50,000	50,871
Bank of America Corp., 5.75%, 12/01/17	5,000	5,144
Bear Stearns Cos. Inc., 4.50%, 10/28/10	50,000	48,718
Bear Stearns Cos. Inc., 6.40%, 10/02/17	5,000	4,746
Berkshire Hathaway Finance Corp., 4.13%, 01/15/10	50,000	50,798
Boston Properties LP, 6.25%, 01/15/13	8,000	8,151
Capital One Financial Corp., 6.15%, 09/01/16	17,000	14,943
Capital One Financial Corp., 6.75%, 09/15/17	15,000	14,255
Citigroup Inc., 6.63%, 06/15/32	50,000	50,939
Credit Suisse USA Inc., 6.13%, 11/15/11	50,000	53,175
Deutsche Bank AG London, 6.00%, 09/01/17	10,000	10,632
ERP Operating LP, 6.63%, 03/15/12 (e)	10,000	10,392
European Investment Bank, 3.38%, 06/12/13	50,000	50,409
General Electric Capital Corp., 5.63%, 10/20/16	50,000	51,342
General Electric Capital Corp., 6.38%, 11/15/67	20,000	20,792
Goldman Sachs Group Inc., 6.13%, 02/15/33	50,000	49,273
Household Finance Corp., 6.38%, 10/15/11	50,000	52,369
International Bank for Reconstruction & Development, 3.63%, 05/21/13	50,000	50,675
iStar Financial Inc., 5.95%, 10/15/13	10,000	8,567
Jefferies Group Inc., 6.25%, 01/15/36	5,000	4,298
JPMorgan Chase & Co., 5.15%, 10/01/15	50,000	49,665
Kreditanstalt fuer Wiederaufbau, 4.63%, 01/20/11	50,000	52,963
Lehman Brothers Holdings Inc., 4.50%, 07/26/10	50,000	49,966
Lehman Brothers Holdings Inc., 6.88%, 07/17/37	9,000	8,757
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15	10,000	9,908
Merrill Lynch & Co. Inc., 6.40%, 08/28/17	25,000	25,680
MetLife Inc., 6.40%, 12/15/36	12,000	10,769
Morgan Stanley, 4.75%, 04/01/14	50,000	48,083
National Rural Utilities Cooperative Finance Corp., 7.25%, 03/01/12	50,000	54,951
ORIX Corp., 5.48%, 11/22/11	10,000	9,923
ProLogis Trust, 5.63%, 11/15/16	10,000	9,198
Travelers Cos. Inc., 6.25%, 03/15/37	10,000	9,509
Wachovia Corp., 5.25%, 08/01/14	50,000	49,891
Wachovia Corp., 5.63%, 10/15/16	5,000	5,017
Wells Fargo & Co., 4.88%, 01/12/11	50,000	50,910
Wells Fargo & Co., 5.63%, 12/11/17	5,000	5,137
		1,168,390
HEALTH CARE - 0.4%
Abbott Laboratories, 5.60%, 05/15/11	50,000	52,861
Aetna Inc., 6.63%, 06/15/36	8,000	7,962
Amgen Inc., 5.85%, 06/01/17 (f)	16,000	16,414
AstraZeneca Plc, 6.45%, 09/15/37	10,000	10,821
Bristol-Myers Squibb Co., 5.88%, 11/15/36	10,000	9,696
Cardinal Health Inc., 5.85%, 12/15/17	10,000	10,348
Eli Lilly & Co., 6.00%, 03/15/12	15,000	16,273
Merck & Co. Inc., 4.75%, 03/01/15	50,000	50,998

UnitedHealth Group Inc., 5.80%, 03/15/36	5,000	4,474
WellPoint Inc., 5.00%, 01/15/11	15,000	15,313
Wyeth, 5.95%, 04/01/37	10,000	9,863
		205,023
INDUSTRIALS - 0.2%
Caterpillar Inc., 6.05%, 08/15/36 (e)	10,000	10,206
CSX Corp., 6.25%, 03/15/18	10,000	10,156
Emerson Electric Co., 7.13%, 08/15/10	10,000	10,836
Honeywell International Inc., 7.50%, 03/01/10	20,000	21,564
Lockheed Martin Corp., 6.15%, 09/01/36	10,000	10,343
Union Pacific Corp., 4.45%, 01/31/13	10,000	10,321
Waste Management Inc., 7.38%, 08/01/10	10,000	10,670
		84,096
INFORMATION TECHNOLOGY - 0.2%
Cisco Systems Inc., 5.25%, 02/22/11	50,000	52,018
International Business Machines Corp., 4.75%, 11/29/12	50,000	51,603
Unilever Capital Corp., 5.90%, 11/15/32	10,000	10,035
Western Union Co., 5.40%, 11/17/11	10,000	10,329
Xerox Corp., 5.50%, 05/15/12	14,000	14,289
		138,274
MATERIALS - 0.1%
CRH America Inc., 6.00%, 09/30/16	8,000	7,743
Rohm & Haas Co., 6.00%, 09/15/17	10,000	10,278
Vale Overseas Ltd., 6.88%, 11/21/36	10,000	9,263
Weyerhaeuser Co., 6.75%, 03/15/12	10,000	10,611
Weyerhaeuser Co., 7.38%, 03/15/32	3,000	2,977
		40,872
TELECOMMUNICATION SERVICES - 0.6%
AT&T Inc., 5.10%, 09/15/14	50,000	50,231
BellSouth Corp., 6.00%, 11/15/34	15,000	14,323
British Telecommunications Plc, 8.88%, 12/15/30 (g)	12,000	15,718
Deutsche Telekom International Finance BV, 8.00%, 06/15/10 (g)	50,000	53,913
Embarq Corp., 7.08%, 06/01/16	4,000	4,047
Embarq Corp., 8.00%, 06/01/36	5,000	4,995
France Telecom SA, 8.50%, 03/01/31	10,000	12,741
SBC Communications, 5.63%, 06/15/16	5,000	5,096
Sprint Capital Corp., 8.38%, 03/15/12	30,000	31,181
Telecom Italia Capital SA, 6.00%, 09/30/34	10,000	9,367
Telefonica Europe BV, 7.75%, 09/15/10	20,000	21,626
Verizon Communications, 7.38%, 09/01/12	50,000	56,083
Vodafone Group Plc, 5.00%, 12/16/13	28,000	28,059
		307,380
UTILITIES - 0.3%
Cincinatti Gas & Electric Co., 5.70%, 09/15/12	15,000	15,865
Consolidated Edison Inc., 5.50%, 09/15/16	18,000	18,450
Constellation Energy Group Inc., 4.55%, 06/15/15	9,000	8,402
Dominion Resources Inc., 5.15%, 07/15/15	15,000	14,875
Exelon Corp., 4.90%, 06/15/15	5,000	4,809
Exelon Generation LLC, 6.20%, 10/01/17	15,000	15,231
FirstEnergy Corp., 6.45%, 11/15/11	15,000	15,841
FirstEnergy Corp., 7.38%, 11/15/31	4,000	4,393
Florida Power & Light Co., 5.63%, 04/01/34	5,000	4,849

MidAmerican Energy Holdings Co., 5.88%, 10/01/12	20,000	21,266
NiSource Finance Corp., 5.45%, 09/15/20 (e)	5,000	4,604
Northern States Power Co., 6.25%, 06/01/36	9,000	9,301
Ohio Power Co., 6.00%, 06/01/16	19,000	19,644
Union Electric Co., 6.40%, 06/15/17	14,000	14,926
		172,456

Total Corporate Bonds and Notes (cost $2,706,349)		2,726,276

GOVERNMENT AND AGENCY OBLIGATIONS - 14.8%
GOVERNMENT SECURITIES - 5.0%
Government National Mortgage Association - 0.8%
Government National Mortgage Association, 5.50%, 11/15/35	216,240	220,627
Government National Mortgage Association, 6.00%, 11/15/36	42,017	43,413
Government National Mortgage Association, 6.50%, 12/15/37	139,841	145,661
		409,701
Sovereign - 0.2%
Mexico Government International Bond, 5.63%, 01/15/17	50,000	51,700
Province of Manitoba, 4.90%, 12/06/16	5,000	5,235
Province of Quebec, Canada, 5.13%, 11/14/16	50,000	53,529
		110,464
U.S. Treasury Securities - 4.0%
U.S. Treasury Bond, 11.25%, 02/15/15 (e)	99,000	148,028
U.S. Treasury Bond, 9.13%, 05/15/18 (e)	4,000	5,807
U.S. Treasury Bond, 8.88%, 02/15/19 (e)	90,000	130,015
U.S. Treasury Bond, 8.75%, 08/15/20 (e)	75,000	109,594
U.S. Treasury Bond, 8.00%, 11/15/21 (e)	35,000	49,150
U.S. Treasury Bond, 6.25%, 08/15/23 (e)	95,000	116,709
U.S. Treasury Bond, 6.63%, 02/15/27 (e)	40,000	51,734
U.S. Treasury Bond, 6.13%, 11/15/27 (e)	70,000	86,319
U.S. Treasury Bond, 6.13%, 08/15/29 (e)	40,000	49,803
U.S. Treasury Bond, 5.38%, 02/15/31 (e)	30,000	34,380
U.S. Treasury Bond, 4.50%, 02/15/36 (e)	64,000	65,425
U.S. Treasury Note, 4.00%, 08/31/09 (e)	210,000	216,038
U.S. Treasury Note, 3.63%, 10/31/09 (e)	108,000	110,742
U.S. Treasury Note, 3.50%, 11/15/09 (e)	90,000	92,152
U.S. Treasury Note, 3.50%, 02/15/10 (e)	100,000	102,641
U.S. Treasury Note, 5.75%, 08/15/10 (e)	40,000	43,475
U.S. Treasury Note, 4.50%, 02/28/11	9,000	9,579
U.S. Treasury Note, 4.88%, 07/31/11	85,000	91,840
U.S. Treasury Note, 4.50%, 11/30/11 (e)	125,000	133,877
U.S. Treasury Note, 4.63%, 12/31/11 (e)	133,000	143,214
U.S. Treasury Note, 4.00%, 11/15/12 (e)	10,000	10,553
U.S. Treasury Note, 3.88%, 02/15/13 (e)	10,000	10,495
U.S. Treasury Note, 3.63%, 05/15/13 (e)	42,000	43,532
U.S. Treasury Note, 4.00%, 02/15/14 (e)	18,000	18,949
U.S. Treasury Note, 4.25%, 08/15/14 (e)	70,000	74,479
U.S. Treasury Note, 4.00%, 02/15/15 (e)	100,000	104,563
U.S. Treasury Note, 5.13%, 05/15/16	100,000	111,461
U.S. Treasury Note, 4.63%, 11/15/16 (e)	15,000	16,183
		2,180,737

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 9.8%
Federal Home Loan Bank – 0.8%
Federal Home Loan Bank, 5.00%, 09/18/09 (e)	190,000	197,078
Federal Home Loan Bank, 4.38%, 09/17/10 (e)	120,000	124,478
Federal Home Loan Bank, 5.25%, 10/06/11 (e)	50,000	50,735
Federal Home Loan Bank, 4.88%, 11/18/11	50,000	53,056
		425,347
Federal Home Loan Mortgage Corp. - 2.4%
Federal Home Loan Mortgage Corp., 5.00%, 06/11/09	200,000	206,266
Federal Home Loan Mortgage Corp., 6.63%, 09/15/09 (e)	125,000	132,798
Federal Home Loan Mortgage Corp., 5.25%, 04/18/16 (e)	100,000	107,543
Federal Home Loan Mortgage Corp., 6.00%, 11/01/22	69,994	72,301
Federal Home Loan Mortgage Corp., 6.25%, 07/15/32	35,000	42,143
Federal Home Loan Mortgage Corp., 6.00%, 06/01/35	71,217	73,186
Federal Home Loan Mortgage Corp., 4.41%, 12/01/35 (c)	46,891	48,425
Federal Home Loan Mortgage Corp., 6.50%, 03/01/37	98,556	102,411
Federal Home Loan Mortgage Corp., 6.00%, 07/01/37	147,814	151,573
Federal Home Loan Mortgage Corp., 5.50%, 11/01/37	189,999	192,391
Federal Home Loan Mortgage Corp., 6.00%, 12/01/37	99,990	102,533
Federal Home Loan Mortgage Corp., 6.00%, 01/01/38	100,000	102,543
		1,334,113
Federal National Mortgage Association - 6.6%
Federal National Mortgage Association, 6.13%, 07/17/13	100,000	101,293
Federal National Mortgage Association, 4.13%, 04/15/14 (e)	40,000	41,016
Federal National Mortgage Association, 4.38%, 10/15/15 (e)	17,000	17,477
Federal National Mortgage Association, 5.00%, 02/13/17	30,000	31,916
Federal National Mortgage Association, 5.00%, 06/01/18	11,967	12,157
Federal National Mortgage Association, 4.50%, 10/01/18	226,494	227,291
Federal National Mortgage Association, 5.00%, 07/01/19	210,145	213,389
Federal National Mortgage Association, 5.50%, 10/01/19	233,750	239,767
Federal National Mortgage Association, 5.00%, 12/01/26	229,075	230,162
Federal National Mortgage Association, 5.24%, 01/01/30 (c)	49,428	50,303
Federal National Mortgage Association, 6.63%, 11/15/30 (e)	55,000	68,634
Federal National Mortgage Association, 6.00%, 11/01/32	8,424	8,669
Federal National Mortgage Association, 6.00%, 11/01/32	21,841	22,477
Federal National Mortgage Association, 6.00%, 03/01/33	32,200	33,137
Federal National Mortgage Association, 5.00%, 06/01/33	606,717	605,253
Federal National Mortgage Association, 5.50%, 06/01/33	477,894	485,103
Federal National Mortgage Association, 6.00%, 09/01/33	34,341	35,322
Federal National Mortgage Association, 6.00%, 02/01/34	93,876	96,719
Federal National Mortgage Association, 6.00%, 03/01/34	25,031	25,729
Federal National Mortgage Association, 5.00%, 06/01/34	92,701	92,425
Federal National Mortgage Association, 4.44%, 08/01/34 (c)	56,642	57,334
Federal National Mortgage Association, 6.00%, 08/01/34	10,358	10,654
Federal National Mortgage Association, 5.50%, 12/01/34	251,709	255,360
Federal National Mortgage Association, 5.59%, 07/01/36 (c)	129,340	132,837
Federal National Mortgage Association, 7.00%, 09/01/36	39,303	41,380
Federal National Mortgage Association, 6.00%, 02/01/37	197,811	203,012
Federal National Mortgage Association, 5.85%, 04/01/37 (c)	65,365	67,598
Federal National Mortgage Association, 6.00%, 04/01/37	143,090	146,853
Federal National Mortgage Association, 5.50%, 06/01/37	38,877	39,403
		3,592,670

Total Government and Agency Obligations (cost $7,792,691)		8,053,032

SHORT TERM INVESTMENTS - 27.1%
Mutual Funds - 1.9%
JNL Money Market Fund, 4.30% (a) (d)	1,054,384	1,054,384

U.S. Treasury Securities - 0.8%
U.S. Treasury Bill, 2.81%, 03/20/08 (i)	430,000	428,456

Securities Lending Collateral - 24.4%
Mellon GSL Delaware Business Trust Collateral Fund, 4.14% (a) (d)	13,226,786	13,226,786

Total Short Term Investments (cost $14,709,451)		14,709,626

Total Investments - 124.7% (cost $69,898,289)		67,742,314
Other Assets and Liabilities, Net - (24.7%)		(13,425,319)
Total Net Assets - 100%		$ 54,316,995

Jackson Perspective Japan Fund
COMMON STOCKS - 100.1%
CONSUMER DISCRETIONARY - 23.2%
Bridgestone Corp.	17,400	$ 295,500
Fuji Heavy Industries Ltd.	31,000	124,447
Fuji Television Network Inc.	121	192,315
FUJIFILM Holdings Corp.	3,300	128,125
Kadokawa Shoten Publishing Co. Ltd.	5,200	136,678
Komeri Co. Ltd.	7,500	160,432
Nissan Motor Co. Ltd.	29,100	271,792
NOK Corp.	11,600	237,225
Onward Kashiyama Co. Ltd.	20,000	202,560
Sega Sammy Holdings Inc.	8,200	96,297
Sony Corp.	3,800	179,515
Sumitomo Forestry Co. Ltd.	27,000	202,917
		2,227,803
CONSUMER STAPLES - 5.6%
Ajinomoto Co. Inc.	29,000	309,072
Seven & I Holdings Co. Ltd.	9,200	227,956
		537,028
FINANCIALS - 21.4%
Aiful Corp.	10,850	225,338
Creed Office Investment Corp.	13	51,495
Mitsubishi UFJ Financial Group Inc.	49,000	485,662
ORIX Corp.	1,560	269,392
Sompo Japan Insurance Inc.	22,000	200,646
Sumitomo Mitsui Financial Group Inc.	62	497,591
Sumitomo Trust & Banking Co. Ltd.	51,000	328,331
		2,058,455
HEALTH CARE - 2.3%
Daiichi Sankyo Co. Ltd.	7,300	219,102

INDUSTRIALS - 15.4%

Arrk Corp.	30,900	105,303
Ebara Corp.	43,000	135,412
JS Group Corp.	11,500	201,631
Meitec Corp.	6,500	188,706
Obayashi Corp.	40,000	228,226
Secom Co. Ltd.	2,700	137,924
Sumitomo Corp.	9,400	131,358
Toppan Forms Co. Ltd.	16,800	168,519
West Japan Railway Co.	38	184,122
		1,481,201
INFORMATION TECHNOLOGY - 21.0%
Advantest Corp.	9,300	205,346
Fujitsu Ltd.	22,000	143,755
Keyence Corp.	500	106,855
Koei Co. Ltd.	6,900	118,396
NEC Corp.	68,000	278,811
New Japan Radio Co. Ltd.	15,000	58,034
Obic Co. Ltd.	1,170	221,391
Rohm Co. Ltd.	4,600	341,477
Sumisho Computer Systems Corp.	19,100	328,568
THine Electronics Inc.	66	104,885
TIS Inc.	6,300	110,338
		2,017,856
MATERIALS - 7.6%
Asahi Kasei Corp.	26,000	159,547
Kaneka Corp.	34,000	254,283
Lintec Corp.	8,100	123,887
OJI Paper Co. Ltd.	45,000	192,621
		730,338
TELECOMMUNICATION SERVICES - 3.6%
NTT DoCoMo Inc.	219	346,228

Total Common Stocks (cost $9,932,809)		9,618,011

SHORT TERM INVESTMENTS - 0.2%
Mutual Funds - 0.2%
JNL Money Market Fund, 4.30% (a) (d)	22,150	22,150

Total Short Term Investments (cost $22,150)		22,150

Total Investments - 100.3% (cost $9,954,959)		9,640,161
Other Assets and Liabilities, Net - (0.3%)		(28,422)
Total Net Assets - 100%		$ 9,611,739

Jackson Perspective Large Cap Value Fund
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 19.1%
Abercrombie & Fitch Co. - Class A	650	$ 51,799
BorgWarner Inc.	1,000	50,609
Brunswick Corp.	3,500	66,465
Comcast Corp. - Class A (b)	6,600	119,856

Ford Motor Co. (b)	8,000	53,120
Fortune Brands Inc.	1,200	83,904
General Motors Corp.	3,600	101,916
Home Depot Inc.	3,500	107,345
Liz Claiborne Inc.	2,900	63,481
Macy's Inc.	3,100	85,684
Sherwin-Williams Co.	1,400	80,094
VF Corp.	800	61,896
		926,169
CONSUMER STAPLES - 3.3%
Altria Group Inc.	1,000	75,820
Archer-Daniels-Midland Co.	1,950	85,898
		161,718
ENERGY - 10.9%
Apache Corp.	1,000	95,440
Chevron Corp.	1,350	114,075
ConocoPhillips	1,600	128,512
Newfield Exploration Co. (b)	1,800	89,784
Occidental Petroleum Corp.	1,500	101,805
		529,616
FINANCIALS - 31.0%
Allstate Corp.	1,800	88,686
American International Group Inc.	2,100	115,836
Bank of America Corp.	3,000	133,050
Citigroup Inc.	4,200	118,524
Fannie Mae	3,400	115,124
Hartford Financial Services Group Inc.	1,150	92,886
JPMorgan Chase & Co.	2,600	123,630
Lincoln National Corp.	1,300	70,668
Merrill Lynch & Co. Inc.	2,000	112,800
Sovereign Bancorp Inc.	5,600	69,831
Travelers Cos. Inc.	2,000	96,200
Wachovia Corp.	3,300	128,469
Washington Mutual Inc.	5,500	109,560
Wells Fargo & Co.	3,700	125,837
		1,501,101
HEALTH CARE - 4.1%
Cigna Corp.	900	44,244
Merck & Co. Inc.	900	41,652
Pfizer Inc.	4,900	114,611
		200,507
INDUSTRIALS - 6.0%
Caterpillar Inc.	1,600	113,824
Goodrich Corp.	1,250	78,188
Masco Corp.	4,300	98,599
		290,611
INFORMATION TECHNOLOGY - 10.0%
Avnet Inc. (b)	1,300	46,293
Computer Sciences Corp. (b)	2,100	88,872
Hewlett-Packard Co.	2,100	91,875
Intel Corp.	3,900	82,680

International Business Machines Corp.	1,100	118,074
Motorola Inc.	5,100	58,803
		486,597
MATERIALS - 7.4%
Dow Chemical Co.	2,500	96,650
EI Du Pont de Nemours & Co.	1,700	76,806
Nucor Corp.	1,900	109,820
PPG Industries Inc.	1,100	72,699
		355,975
TELECOMMUNICATION SERVICES - 6.2%
AT&T Inc.	3,200	123,168
Sprint Nextel Corp.	8,100	85,293
Verizon Communications Inc.	2,400	93,216
		301,677
UTILITIES - 1.7%
Dominion Resources Inc.	1,900	81,700

Total Common Stocks (cost $4,976,506)		4,835,671

SHORT TERM INVESTMENTS - 0.7%
Mutual Funds - 0.7%
JNL Money Market Fund, 4.30% (a) (d)	33,478	33,478

Total Short Term Investments (cost $33,478)		33,478

Total Investments - 100.4% (cost $5,009,984)		4,869,149
Other Assets and Liabilities, Net - (0.4%)		(17,940)
Total Net Assets - 100%		$ 4,851,209

Jackson Perspective Mid Cap Value Fund
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 19.6%
Abercrombie & Fitch Co. - Class A	900	$ 71,721
American Axle & Manufacturing Holdings Inc.	6,100	132,675
BorgWarner Inc.	1,900	96,159
Brunswick Corp.	5,700	108,243
Fortune Brands Inc.	1,000	69,920
General Motors Corp.	2,900	82,099
Liz Claiborne Inc.	4,100	89,749
Macy's Inc.	3,100	85,684
Sherwin-Williams Co.	1,300	74,373
Tupperware Brands Corp.	1,700	62,900
VF Corp.	1,200	92,844
		966,367
CONSUMER STAPLES - 2.7%
Archer-Daniels-Midland Co.	1,600	70,480
Corn Products International Inc.	1,900	64,220
		134,700
ENERGY - 8.6%
Apache Corp.	750	71,580
Comstock Resources Inc. (b)	3,800	120,460

Hercules Offshore Inc. (b)	5,000	115,250
Newfield Exploration Co. (b)	2,400	119,712
		427,002
FINANCIALS - 18.6%
American Financial Group Inc.	4,000	110,920
Astoria Financial Corp.	4,900	133,182
Delphi Financial Group	3,500	109,830
Lincoln National Corp.	1,300	70,668
Radian Group Inc.	12,600	115,164
Reinsurance Group of America Inc.	2,100	121,737
Sovereign Bancorp Inc.	10,800	134,676
Washington Mutual Inc.	6,000	119,520
		915,697
HEALTH CARE - 2.8%
Cigna Corp.	900	44,244
Owens & Minor Inc.	2,300	95,036
		139,280
INDUSTRIALS - 21.5%
Belden Inc.	1,800	76,140
Con-Way Inc.	2,600	126,594
Esterline Technologies Corp. (b)	2,100	97,839
GATX Corp.	2,700	101,520
Goodrich Corp.	1,100	68,805
Kennametal Inc.	3,300	101,079
Lincoln Electric Holdings Inc.	1,500	92,475
Masco Corp.	4,200	96,306
SkyWest Inc.	4,600	119,692
Steelcase Inc.	6,800	104,244
Watson Wyatt Worldwide Inc.	1,500	73,725
		1,058,419
INFORMATION TECHNOLOGY - 7.8%
Avnet Inc. (b)	2,700	96,147
Benchmark Electronics Inc. (b)	5,600	99,400
Computer Sciences Corp. (b)	2,300	97,336
Omnivision Technologies Inc. (b)	6,500	92,040
		384,923
MATERIALS - 12.1%
Allegheny Technologies Inc.	1,000	70,400
Nucor Corp.	1,700	98,260
Olin Corp.	6,500	133,185
PPG Industries Inc.	1,400	92,526
Reliance Steel & Aluminum Co.	2,200	108,262
Steel Dynamics Inc.	1,800	93,870
		596,503
TELECOMMUNICATION SERVICES - 1.4%
Sprint Nextel Corp.	6,400	67,392

UTILITIES - 4.6%
Pinnacle West Capital Corp.	2,800	107,576
Westar Energy Inc.	4,900	119,364
		226,940

Total Common Stocks (cost $4,984,930)		4,917,223

SHORT TERM INVESTMENTS - 0.5%
Mutual Funds - 0.5%
JNL Money Market Fund, 4.30% (a) (d)	23,484	23,484

Total Short Term Investments (cost $23,484)		23,484

Total Investments - 100.2% (cost $5,008,414)		4,940,707
Other Assets and Liabilities, Net - (0.2%)		(11,305)
Total Net Assets - 100%		$ 4,929,402

Jackson Perspective Optimized 5 Fund
COMMON STOCKS - 114.3%
CONSUMER DISCRETIONARY - 15.4%
American Eagle Outfitters Inc.	8,485	$ 195,410
Autoliv Inc.	2,891	144,405
Big Lots Inc. (b) (e)	4,449	77,235
CBS Corp. - Class B	4,961	124,968
Compass Group Plc	57,139	362,333
DirecTV Group Inc. (b)	39,736	897,239
DISH Network Corp. (b)	6,942	196,042
General Motors Corp. (e)	11,590	328,113
Genuine Parts Co.	3,471	152,481
GKN Plc	60,947	322,862
Guess? Inc.	2,643	98,610
InterActiveCorp (b)	4,465	115,822
Leggett & Platt Inc.	5,586	106,246
Liberty Global Inc. - Class A (b)	6,707	271,030
Mattel Inc.	6,782	142,490
New York Times Co. - Class A (e)	5,541	92,756
Newell Rubbermaid Inc.	6,175	148,941
Phillips-Van Heusen	1,550	65,316
Priceline.com Inc. (b) (e)	2,091	226,915
Shaw Communications Inc. (e)	10,830	213,459
Stanley Works	2,854	146,581
Starwood Hotels & Resorts Worldwide Inc.	2,450	110,863
Tempur-Pedic International Inc. (e)	3,835	76,010
VF Corp.	2,215	171,375
		4,787,502
CONSUMER STAPLES - 3.2%
Anheuser-Busch Cos. Inc.	3,237	150,585
ConAgra Foods Inc.	6,551	141,043
General Mills Inc.	2,763	150,887
Kimberly-Clark Corp. (e)	2,323	152,505
Kraft Foods Inc. - Class A	5,035	147,324
Loews Corp. - Carolina Group	2,357	193,580
NBTY Inc. (b)	2,513	60,866
		996,790
ENERGY - 7.5%

BP Plc	69,574	741,519
Chevron Corp.	2,259	190,886
Core Laboratories NV (b)	1,051	118,448
ENI SpA	12,927	417,962
Royal Dutch Shell Plc - Class A (e)	12,394	443,286
Statoil ASA	16,656	438,572
		2,350,673
FINANCIALS - 8.4%
Barclays Plc	29,504	278,508
BOC Hong Kong Holdings Ltd.	126,000	315,047
Danske Bank A/S	9,707	348,807
HSBC Holdings Plc	23,502	352,612
ING Groep NV	9,690	315,719
Intesa Sanpaolo SpA	56,425	401,566
Lloyds TSB Group Plc	38,622	337,299
Royal Bank of Scotland Group Plc	36,351	280,247
		2,629,805
HEALTH CARE - 2.2%
Abbott Laboratories	3,309	186,297
Illumina Inc. (b) (e)	2,130	135,681
Immucor Inc. (b)	2,573	74,205
Pfizer Inc.	12,955	303,017
		699,200
INDUSTRIALS - 6.2%
Citic Pacific Ltd.	97,000	481,197
Continental Airlines Inc. - Class B (b)	2,729	74,256
COSCO Pacific Ltd.	138,000	276,749
General Electric Co.	8,950	316,920
Manitowoc Co. Inc.	3,639	138,719
Paccar Inc.	6,413	300,898
Pitney Bowes Inc.	3,824	140,341
TeleTech Holdings Inc. (b)	3,409	67,259
Waste Management Inc.	4,260	138,194
		1,934,533
INFORMATION TECHNOLOGY - 41.0%
Akamai Technologies Inc. (b) (e)	4,623	139,615
Check Point Software Technologies Ltd. (b)	3,851	82,026
Cisco Systems Inc. (b)	161,926	3,967,187
Echostar Holding Corp. - Class A (b)	1,724	50,375
Infosys Technologies Ltd. - ADR	9,154	378,976
Lam Research Corp. (b)	2,148	82,462
Microsoft Corp.	75,405	2,458,203
Nvidia Corp. (b)	28,192	693,241
Oracle Corp. (b)	102,343	2,103,149
Research In Motion Ltd. (b)	29,149	2,736,508
Varian Semiconductor Equipment Associates Inc. (b)	2,525	81,330
		12,773,072
MATERIALS - 7.6%
Albemarle Corp.	2,757	99,969
Allegheny Technologies Inc.	3,081	216,902
Louisiana-Pacific Corp. (e)	5,931	90,566

OM Group Inc. (b)	1,825	104,719
Potash Corp.	10,534	1,484,030
Rock-Tenn Co. - Class A	2,374	67,872
Rohm & Haas Co.	3,076	164,105
Sonoco Products Co.	4,700	145,042
		2,373,205
TELECOMMUNICATION SERVICES - 20.0%
AT&T Inc.	9,222	354,956
BT Group Plc	127,670	663,359
BT Group Plc - ADR	27,304	1,415,166
Deutsche Telekom AG	23,407	479,463
France Telecom SA (e)	15,489	546,265
Millicom International Cellular SA (b) (e)	1,712	181,369
PCCW Ltd.	550,000	315,164
Royal KPN NV	30,362	551,043
Telecom Italia SpA	141,700	430,399
Verizon Communications Inc.	8,592	333,714
Vodafone Group Plc	272,424	953,009
		6,223,907
UTILITIES - 2.8%
Cheung Kong Infrastructure Holdings Ltd.	105,823	401,244
Enel SpA	41,843	464,753
		865,997

Total Common Stocks (cost $38,498,029)		35,634,684

SHORT TERM INVESTMENTS - 6.5%
Mutual Funds - 1.1%
JNL Money Market Fund, 4.30% (a) (d)	330,190	330,190

Securities Lending Collateral - 5.4%
Mellon GSL Delaware Business Trust Collateral Fund, 4.14% (a) (d)	1,697,706	1,697,706

Total Short Term Investments (cost $2,027,896)		2,027,896

Total Investments - 120.8% (cost $40,525,925)		37,662,580
Other Assets and Liabilities, Net - (20.8%)		(6,474,018)
Total Net Assets - 100%		$ 31,188,562

Jackson Perspective S&P 4 Fund
COMMON STOCKS - 97.7%
CONSUMER DISCRETIONARY - 28.9%
AutoZone Inc. (b)	401	$ 48,473
Bed Bath & Beyond Inc. (b)	1,421	45,813
Best Buy Co. Inc.	876	42,758
Black & Decker Corp.	548	39,752
Brunswick Corp.	4,435	84,221
Carnival Corp.	991	44,090
Centex Corp.	2,140	59,449
Coach Inc. (b)	1,223	39,197
Darden Restaurants Inc.	1,112	31,491

DR Horton Inc.	3,729	64,325
Family Dollar Stores Inc.	1,928	40,546
Gannett Co. Inc.	3,684	136,308
Harley-Davidson Inc.	931	37,779
Hasbro Inc.	1,633	42,409
Home Depot Inc.	1,587	48,673
Jones Apparel Group Inc.	2,400	40,320
KB Home	2,168	59,620
Leggett & Platt Inc.	4,393	83,555
Lennar Corp.	2,820	58,092
Macy's Inc.	1,531	42,317
New York Times Co. - Class A	2,748	46,002
Omnicom Group Inc.	918	41,650
Pulte Homes Inc.	4,368	71,373
RadioShack Corp.	7,321	127,019
Sherwin-Williams Co.	1,438	82,268
TJX Cos. Inc.	1,523	48,066
Wendy's International Inc.	1,595	38,950
		1,544,516
CONSUMER STAPLES - 6.8%
Altria Group Inc.	585	44,355
Coca-Cola Co.	730	43,194
ConAgra Foods Inc.	1,787	38,474
Kellogg Co.	828	39,661
PepsiCo Inc.	580	39,550
Sara Lee Corp.	2,659	37,385
SYSCO Corp.	1,376	39,973
Tyson Foods Inc.	3,043	43,363
UST Inc.	784	40,737
		366,692
ENERGY - 9.5%
Anadarko Petroleum Corp.	801	46,931
Chevron Corp.	1,031	87,120
ConocoPhillips	1,129	90,681
ENSCO International Inc.	830	42,430
Exxon Mobil Corp.	502	43,373
Halliburton Co.	1,221	40,501
Marathon Oil Corp.	800	37,480
Schlumberger Ltd.	479	36,144
Sunoco Inc.	667	41,487
Valero Energy Corp.	687	40,664
		506,811
FINANCIALS - 7.4%
Charles Schwab Corp.	1,866	41,612
Federated Investors Inc. - Class B	1,111	47,295
First Horizon National Corp.	2,054	44,510
Marsh & McLennan Cos. Inc.	1,775	48,990
Moody's Corp.	1,187	41,533
National City Corp.	2,297	40,864
Progressive Corp.	2,464	45,732
Safeco Corp.	776	41,415

Washington Mutual Inc.	2,327	46,354
		398,305
HEALTH CARE - 7.3%
AmerisourceBergen Corp.	1,992	92,927
Bristol-Myers Squibb Co.	1,511	35,039
Coventry Health Care Inc. (b)	784	44,359
Eli Lilly & Co.	857	44,153
McKesson Corp.	681	42,760
Pfizer Inc.	1,908	44,628
UnitedHealth Group Inc.	813	41,333
Varian Medical Systems Inc. (b)	894	46,479
		391,678
INDUSTRIALS - 13.8%
3M Co.	544	43,330
Avery Dennison Corp.	871	45,135
Boeing Co.	477	39,677
Caterpillar Inc.	631	44,889
CH Robinson Worldwide Inc.	880	48,875
L-3 Communications Holdings Inc.	410	45,440
Lockheed Martin Corp.	410	44,247
Masco Corp.	4,035	92,523
Pitney Bowes Inc.	1,162	42,645
Robert Half International Inc.	1,658	46,059
Rockwell Automation Inc.	1,332	75,951
RR Donnelley & Sons Co.	1,219	42,531
Southwest Airlines Co.	3,162	37,090
Tyco International Ltd.	2,252	88,639
		737,031
INFORMATION TECHNOLOGY - 12.0%
Analog Devices Inc.	1,453	41,207
Automatic Data Processing Inc.	1,008	40,895
Computer Sciences Corp. (b)	836	35,379
Electronic Data Systems Corp.	2,206	44,341
Intel Corp.	1,716	36,378
International Business Machines Corp.	1,288	138,254
KLA-Tencor Corp.	943	39,399
Lexmark International Inc. (b)	2,557	92,589
Linear Technology Corp.	1,468	40,620
QLogic Corp. (b)	3,352	47,934
Texas Instruments Inc.	1,437	44,446
Xerox Corp.	2,650	40,810
		642,252
MATERIALS - 6.5%
Alcoa Inc.	1,231	40,746
Ball Corp.	981	45,018
Bemis Co. Inc.	1,672	45,445
Ecolab Inc.	946	45,645
Nucor Corp.	1,526	88,203
Vulcan Materials Co.	497	38,994
Weyerhaeuser Co.	620	41,986
		346,037
TELECOMMUNICATION SERVICES - 3.1%
AT&T Inc.	1,186	45,649
CenturyTel Inc.	2,092	77,216
Verizon Communications Inc.	1,050	40,782
		163,647
UTILITIES - 2.4%
Consolidated Edison Inc.	936	40,791
Integrys Energy Group Inc.	888	43,175
Southern Co.	1,205	43,802
		127,768

Total Common Stocks (cost $5,336,780)		5,224,737

SHORT TERM INVESTMENTS - 1.6%
Mutual Funds - 1.6%
JNL Money Market Fund, 4.30% (a) (d)	83,273	83,273

Total Short Term Investments (cost $83,273)		83,273

Total Investments - 99.3% (cost $5,420,053)		5,308,010
Other Assets and Liabilities, Net - 0.7%		37,319
Total Net Assets - 100%		$ 5,345,329

Jackson Perspective Small Cap Value Fund
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 27.6%
American Axle & Manufacturing Holdings Inc.	5,800	$ 126,150
Bob Evans Farms Inc.	4,500	133,830
Borders Group Inc.	5,800	65,308
BorgWarner Inc.	2,400	121,464
Brunswick Corp.	5,800	110,142
Champion Enterprises Inc. (b)	8,700	84,999
Jakks Pacific Inc. (b)	5,100	120,156
K-Swiss Inc. - Class A	6,400	116,224
Liz Claiborne Inc.	5,500	120,395
Stein Mart Inc.	22,700	145,053
Superior Industries International Inc.	6,300	114,786
Tupperware Brands Corp.	2,500	92,500
		1,351,007
CONSUMER STAPLES - 3.4%
Corn Products International Inc.	2,100	70,980
Del Monte Foods Co.	10,900	97,773
		168,753
ENERGY - 8.9%
Comstock Resources Inc. (b)	3,700	117,290
Edge Petroleum Corp. (b)	13,000	85,930
Hercules Offshore Inc. (b)	5,200	119,860
Newfield Exploration Co. (b)	2,300	114,724
		437,804
FINANCIALS - 11.9%
American Financial Group Inc.	3,900	108,147
Astoria Financial Corp.	5,200	141,336
Delphi Financial Group	3,500	109,830
Radian Group Inc.	11,400	104,196
Reinsurance Group of America Inc.	2,100	121,737
		585,246
HEALTH CARE - 2.2%
Owens & Minor Inc.	2,600	107,432

INDUSTRIALS - 24.3%
Belden Inc.	2,200	93,060
Con-Way Inc.	2,600	126,594
Esterline Technologies Corp. (b)	2,400	111,816
GATX Corp.	3,500	131,600
GenCorp Inc. (b)	11,100	130,314
Kennametal Inc.	4,000	122,520
Lincoln Electric Holdings Inc.	1,900	117,135
SkyWest Inc.	4,600	119,692
Steelcase Inc.	7,400	113,442
Watson Wyatt Worldwide Inc.	2,500	122,875
		1,189,048
INFORMATION TECHNOLOGY - 7.6%
Avnet Inc. (b)	2,100	74,781
Benchmark Electronics Inc. (b)	6,400	113,600
Hutchinson Technology Inc. (b)	3,700	58,349
Omnivision Technologies Inc. (b)	8,900	126,024

		372,754
MATERIALS - 8.9%
Allegheny Technologies Inc.	700	49,280
Olin Corp.	6,400	131,136
Reliance Steel & Aluminum Co.	2,500	123,025
Steel Dynamics Inc.	2,500	130,375
		433,816
UTILITIES - 4.5%
Pinnacle West Capital Corp.	2,700	103,734
Westar Energy Inc.	4,700	114,492
		218,226

Total Common Stocks (cost $4,936,565)		4,864,086

SHORT TERM INVESTMENTS - 0.8%
Mutual Funds - 0.8%
JNL Money Market Fund, 4.30% (a) (d)	41,575	41,575

Total Short Term Investments (cost $41,575)		41,575

Total Investments - 100.1% (cost $4,978,140)		4,905,661
Other Assets and Liabilities, Net - (0.1%)		(4,047)
Total Net Assets - 100%		$ 4,901,614

Jackson Perspective VIP Fund
COMMON STOCKS - 99.1%
CONSUMER DISCRETIONARY - 9.5%
Aftermarket Technology Corp. (b)	174	$ 4,421
Apollo Group Inc. - Class A (b)	892	71,128
DeVry Inc.	167	9,217
Expedia Inc. (b)	460	10,589
Fossil Inc. (b)	221	7,510
GameStop Corp. - Class A (b)	374	19,347
Global Sources Ltd. (b)	292	3,869
Liberty Global Inc. - Class A (b)	579	23,397
Nike Inc. - Class B	564	34,833
Polo Ralph Lauren Corp.	586	35,506
Pre-Paid Legal Services Inc. (b)	119	6,610
Stewart Enterprises Inc. - Class A	746	5,312
True Religion Apparel Inc. (b)	225	4,196
Universal Electronics Inc. (b)	115	2,738
Walt Disney Co.	5,404	161,742
Warnaco Group Inc. (b)	390	13,997
WMS Industries Inc. (b)	435	16,269
Wynn Resorts Ltd.	185	21,271
		451,952
CONSUMER STAPLES - 3.8%
Chattem Inc. (b)	150	11,508
Clorox Co.	559	34,278
Costco Wholesale Corp.	692	47,014
Fresh Del Monte Produce Inc. (b)	270	8,651

Kimberly-Clark Corp.	522	34,269
PepsiAmericas Inc.	284	6,998
PepsiCo Inc.	475	32,390
SunOpta Inc. (b)	567	3,091
		178,199
ENERGY - 7.3%
Atlas America Inc.	232	11,881
Bois d'Arc Energy Inc. (b)	570	10,916
Bristow Group Inc. (b)	204	10,271
Core Laboratories NV (b)	71	8,002
ENI SpA	1,200	38,799
ENSCO International Inc.	605	30,928
Golar LNG Ltd.	517	10,676
Gulfport Energy Corp. (b)	334	5,060
Halliburton Co.	955	31,677
Matrix Service Co. (b)	210	3,783
NATCO Group Inc. (b)	145	6,638
National Oilwell Varco Inc. (b)	814	49,027
Norsk Hydro ASA	3,062	36,689
Petroleum Development Corp. (b)	117	6,728
Statoil ASA	1,412	37,180
Tesco Corp. (b)	290	6,595
Tsakos Energy Navigation Ltd.	329	11,334
Valero Energy Corp.	517	30,601
		346,785
FINANCIALS - 12.1%
Aon Corp.	762	33,162
Aviva Plc	3,239	40,635
Barclays Plc	4,327	40,845
Chubb Corp.	663	34,337
Credit Agricole SA	1,285	39,544
Deutsche Bank AG	337	37,932
Fortis	1,645	36,794
GAMCO Investors Inc.	241	14,294
HBOS Plc	2,968	41,356
HSBC Holdings Plc	2,587	38,814
ING Groep NV	1,109	36,133
Janus Capital Group Inc.	1,102	29,765
Lloyds TSB Group Plc	4,619	40,339
Midland Co.	167	10,691
Navigators Group Inc. (b)	133	7,678
Royal Bank of Scotland Group Plc	4,912	37,869
Societe Generale - Class A	302	37,935
Universal American Financial Corp. (b)	632	13,228
		571,351
HEALTH CARE - 9.0%
Air Methods Corp. (b)	95	4,359
Amedisys Inc. (b)	226	9,634
Applera Corp. - Applied Biosystems Group	1,070	33,737
Axcan Pharma Inc. (b)	473	10,747
Bruker BioSciences Corp. (b)	906	9,287

Chemed Corp.	189	9,682
DENTSPLY International Inc.	239	9,873
Dionex Corp. (b)	161	11,286
Express Scripts Inc. (b)	1,471	99,278
Genzyme Corp. (b)	428	33,440
Haemonetics Corp. (b)	200	11,968
Henry Schein Inc. (b)	148	8,603
Kendle International Inc. (b)	115	4,875
Medco Health Solutions Inc. (b)	714	35,757
Omnicell Inc. (b)	272	6,822
Owens & Minor Inc.	349	14,421
Perrigo Co.	251	7,741
Phase Forward Inc. (b)	333	5,744
Quidel Corp. (b)	258	4,069
RehabCare Group Inc. (b)	167	3,504
Res-Care Inc. (b)	230	5,145
Sun Healthcare Group Inc. (b)	340	5,858
SurModics Inc. (b)	144	6,287
Teva Pharmaceutical Industries Ltd. - ADR	1,286	59,207
Waters Corp. (b)	226	12,984
		424,308
INDUSTRIALS - 14.7%
AAR Corp. (b)	297	8,750
AGCO Corp. (b)	206	12,405
Badger Meter Inc.	114	4,309
Barnes Group Inc.	464	12,366
CBIZ Inc. (b)	512	4,818
Columbus Mckinnon Corp. (b)	149	3,810
Copart Inc. (b)	194	7,931
Cubic Corp.	211	5,667
Deere & Co.	939	82,407
Deluxe Corp.	447	10,871
Ducommun Inc. (b)	106	3,350
DynCorp International Inc. (b)	489	10,059
Emerson Electric Co.	642	32,639
EnerSys (b)	411	9,469
Flowserve Corp.	129	10,593
Fluor Corp.	204	24,821
FTI Consulting Inc. (b)	148	8,186
Geo Group Inc. (b)	436	10,429
Heico Corp.	177	7,878
Honeywell International Inc.	2,831	167,227
Ingersoll-Rand Co. Ltd. - Class A	779	30,786
Jacobs Engineering Group Inc. (b)	278	21,250
Joy Global Inc.	179	11,286
Kaman Corp. - Class A	194	5,731
Kaydon Corp.	220	9,612
KHD Humboldt Wedag International Ltd. (b)	238	6,543
Layne Christensen Co. (b)	151	5,572
McDermott International Inc. (b)	518	24,439
Middleby Corp. (b)	132	7,869
Midwest Air Group Inc. (b)	244	4,141
Orbital Sciences Corp. (b)	505	11,767

Parker Hannifin Corp.	481	32,520
Perini Corp. (b)	234	8,178
Pinnacle Airlines Corp. (b)	210	2,822
RBC Bearings Inc. (b)	170	5,090
Robbins & Myers Inc.	261	17,299
Rush Enterprises Inc. - Class A (b)	299	5,017
Ryanair Holdings Plc - ADR (b)	501	16,743
Stericycle Inc. (b)	197	11,674
Tennant Co.	147	4,850
Triumph Group Inc.	147	7,938
Valmont Industries Inc.	104	8,705
		697,817
INFORMATION TECHNOLOGY - 29.7%
Actuate Corp. (b)	480	2,736
Adobe Systems Inc. (b)	918	32,066
Advent Software Inc. (b)	227	10,251
Ansys Inc. (b)	209	7,296
Apple Inc. (b)	435	58,882
AsiaInfo Holdings Inc. (b)	354	3,101
Atheros Communications Inc. (b)	483	13,191
Autodesk Inc. (b)	377	15,514
Cisco Systems Inc. (b)	3,229	79,111
Citrix Systems Inc. (b)	300	10,386
Comtech Telecommunications Corp. (b)	189	8,467
CyberSource Corp. (b)	538	9,012
eBay Inc. (b)	2,150	57,814
EMS Technologies Inc. (b)	122	3,353
EPIQ Systems Inc. (b)	278	4,101
Flextronics International Ltd. (b)	1,360	15,912
Google Inc. - Class A (b)	52	29,344
Harmonic Inc. (b)	735	8,026
Hewlett-Packard Co.	3,453	151,069
Hittite Microwave Corp. (b)	244	9,716
Informatica Corp. (b)	751	14,502
Intel Corp.	3,286	69,663
Interactive Intelligence Inc. (b)	139	2,277
International Business Machines Corp.	1,950	209,313
Intuit Inc. (b)	542	16,634
Logitech International SA (b)	291	8,823
Methode Electronics Inc.	299	3,624
Microsoft Corp.	7,340	239,284
National Semiconductor Corp.	1,604	29,562
NetLogic Microsystems Inc. (b)	193	5,018
NetScout Systems Inc. (b)	304	2,981
Nokia Oyj - Class A - ADR	2,275	84,061
Nvidia Corp. (b)	892	21,934
Open Text Corp. (b)	434	13,402
Oracle Corp. (b)	3,869	79,508
OYO Geospace Corp. (b)	46	2,430
Pericom Semiconductor Corp. (b)	204	2,765
Power Integrations Inc. (b)	233	5,937
Radiant Systems Inc. (b)	251	3,052

Rofin-Sinar Technologies Inc. (b)	244	10,372
Standard Microsystems Corp. (b)	182	5,445
Stratasys Inc. (b)	165	3,647
Synaptics Inc. (b)	229	6,069
Syntel Inc.	327	9,689
TheStreet.com Inc.	237	2,630
TriQuint Semiconductor Inc. (b)	1,115	5,285
Ultimate Software Group Inc. (b)	195	5,275
Western Digital Corp. (b)	499	13,199
		1,405,729
MATERIALS - 3.3%
Compass Minerals International Inc.	255	10,817
Kaiser Aluminum Corp.	178	11,385
Olympic Steel Inc.	104	3,514
Owens-Illinois Inc. (b)	354	17,842
Potash Corp.	605	85,232
Schnitzer Steel Industries Inc. - Class A	239	13,542
Sigma-Aldrich Corp.	207	10,280
Taseko Mines Ltd. (b)	1,105	4,431
		157,043
TELECOMMUNICATION SERVICES - 6.6%
BT Group Plc	7,993	41,531
Deutsche Telekom AG	1,984	40,640
France Telecom SA	1,207	42,568
Millicom International Cellular SA (b)	164	17,374
Premiere Global Services Inc. (b)	489	5,961
Telecom Italia SpA	14,112	42,864
Telefonica SA - ADR	890	78,142
TeliaSonera AB	4,661	41,422
		310,502
UTILITIES - 3.1%
Enel SpA	3,690	40,985
Exelon Corp.	444	33,828
FirstEnergy Corp.	500	35,610
PPL Corp.	695	33,999
		144,422

Total Common Stocks (cost $5,213,852)		4,688,108

SHORT TERM INVESTMENTS - 0.1%
Mutual Funds - 0.1%
JNL Money Market Fund, 4.30% (a) (d)	6,055	6,055

Total Short Term Investments (cost $6,055)		6,055

Total Investments - 99.2% (cost $5,219,907)		4,694,163
Other Assets and Liabilities, Net - 0.8%		39,686
Total Net Assets - 100%		$ 4,733,849

Jackson Perspective 10 x 10 Fund
INVESTMENT FUNDS - 117.5%

Jackson Perspective 5 Fund (a)	610,874	$ 5,913,259
Jackson Perspective Index 5 Fund (a)	616,327	5,966,048

Total Investment Funds (cost $12,916,027)		11,879,307

Total Investments - 117.5% (cost $12,916,027)		11,879,307
Other Assets and Liabilities, Net - (17.5%)		(1,767,631)
Total Net Assets - 100%		$ 10,111,676

Jackson Perspective Money Market Fund
SHORT TERM INVESTMENTS - 84.6%
Certificates of Deposit - 20.7%
ABN AMRO Bank, 4.78%, 02/01/08	350,000	$ 350,000
American Express Center Bank, 4.43%, 04/08/08	300,000	300,000
Bank of Scotland Plc, 5.02%, 03/13/08	200,000	200,002
Barclays Bank Plc, 5.20%, 03/10/08	250,000	250,000
BNP Paribas, 5.10%, 03/13/08	250,000	250,000
Canadian Imperial Bank of Commerce, 5.07%, 04/02/08	250,000	250,000
Citibank NA, 5.10%, 03/11/08	250,000	250,000
Credit Suisse First Boston, 5.32%, 05/27/08	175,000	175,000
Deutsche Bank Securities Inc., 5.03%, 04/10/08	300,000	300,000
Marshall & Ilsley Bank, 4.72%, 02/05/08	250,000	250,000
Rabobank Nederland, 5.14%, 03/11/08	350,000	350,000
Royal Bank of Scotland, 5.44%, 03/13/08	250,000	250,000
Svenska Handelsbanken, 4.74%, 02/05/08	250,000	250,000
UBS-NY, 5.10%, 03/13/08	350,000	350,002
Wells Fargo Bank, 3.10%, 03/18/08	250,000	250,000
Westpac Banking Corp., 4.67%, 02/05/08	200,000	200,000
		4,225,004
Commercial Paper - 25.0%
Apreco LLC, 4.05%, 02/29/08 (f)	250,000	249,213
Astra Zeneca Plc, 3.55%, 07/14/08 (f)	300,000	295,148
Bank of America Corp., 4.94%, 04/03/08	350,000	347,022
Cafco LLC, 4.30%, 03/03/08 (f)	250,000	249,074
Chariot Funding LLC, 4.10%, 02/14/08 (f)	250,000	249,630
Ciesco LLC, 3.62%, 03/19/08 (f)	250,000	248,818
CRC Funding Corp., 4.35%, 02/22/08 (f)	250,000	249,366
Edison Asset Security Corp., 3.10%, 03/25/08 (f)	250,000	248,859
Eureka Securities LLC, 5.50%, 02/05/08 (f)	250,000	249,847
General Electric Capital Corp., 3.00%, 04/24/08	500,000	496,542
J.P. Morgan Chase, 3.00%, 04/28/08	250,000	248,188
Jupiter Securities Corp., 4.37%, 02/07/08 (f)	250,000	249,818
Merrill Lynch & Co. Inc., 3.99%, 03/13/08	250,000	248,864
Park Avenue Receivables LLC, 3.60%, 02/05/08 (f)	250,000	249,900
Pfizer Inc., 4.41%, 05/15/08 (f)	350,000	345,541
Prudential Funding Corp., 4.55%, 02/12/08	300,000	299,583
Toyota Financial Services Corp., 4.78%, 03/13/08	350,000	348,095
Yorktown Capital LLC, 3.97%, 02/22/08 (f)	250,000	249,421
		5,122,929
Federal Home Loan Bank - 8.8%
Federal Home Loan Bank, 5.02%, 02/06/08	300,000	299,798

Federal Home Loan Bank, 4.21%, 02/08/08	500,000	499,935
Federal Home Loan Bank, 4.26%, 02/20/08	500,000	498,876
Federal Home Loan Bank, 4.26%, 02/20/08	500,000	498,871
		1,797,480
Federal Home Loan Mortgage Corp. - 8.3%
Federal Home Loan Mortgage Corp., 4.22%, 02/08/08	500,000	499,590
Federal Home Loan Mortgage Corp., 4.73%, 02/19/08	500,000	498,818
Federal Home Loan Mortgage Corp., 3.45%, 05/30/08	400,000	395,438
Federal Home Loan Mortgage Corp., 3.88%, 06/15/08	300,000	300,392
		1,694,238
Federal National Mortgage Association - 1.9%
Federal National Mortgage Association, 3.45%, 06/12/08	200,000	197,470
Federal National Mortgage Association, 3.37%, 07/16/08	200,000	196,892
		394,362
Mutual Funds - 0.3%
Dreyfus Cash Management Plus Fund, 4.18% (d)	69,577	69,577

Repurchase Agreement - 19.6%
Repurchase Agreement with Bank of New York Mellon Corp., 3.00%
(Collateralized by $4,001,832 Federal Home Loan Mortgage Corp.,
5.00% - 6.50%, due 01/01/37 – 10/01/37, value $4,080,000) acquired on
01/31/08, due 02/01/08 at $4,000,333	4,000,000	4,000,000

Total Short Term Investments (cost $17,303,590)		17,303,590

Total Investments - 84.6% (cost $17,303,590)		17,303,590
Other Assets and Liabilities, Net - 15.4%		3,146,851
Total Net Assets - 100%		$ 20,450,441

Jackson FundsSM (Unaudited)
Notes to the Schedules of Investments
January 31, 2008

(a)	Investment in affiliate.
(b)	Non-income producing security.
(c)	Variable rate security. Rate stated is in effect as of January 31, 2008.
(d)	Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of January 31, 2008.
(e)	All or portion of the security has been loaned.
(f)	Rule 144A, Section 4(2) provides an exemption from the registration requirements of the Securities Act of 1933, as amended, for resale of this security to an institutional investor. The Fund has deemed this security to be liquid based on procedures approved by the Board of Trustees.
(g)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(h)	Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. As of January 31, 2008 the percentage of net assets invested in fair valued securities is as follows: Jackson Perspective Asia Pacific ex-Japan Bond Fund - 6.4% and Jackson Perspective China-India Fund - 1.3%.
(i)	All or a portion of the security pledged as collateral for open futures contracts. As of January 31, 2008, the value of collateral in the Jackson Perspective Index 5 Fund is
$428,456.
(j)	Par amounts are listed in United States Dollars unless otherwise noted.

Abbreviations:
ADR - American Depository Receipt
GDR - Global Depository Receipt
RNC - Risparmio Non-Convertible Saving Shares
virt-x - a cross-border Recognised Investment Exchange (RIE)

Currencies:
EUR - European Currency Unit (Euro)
GBP - British Pound
HKD - Hong Kong Dollar
IDR - Indonesian Rupiah
JPY - Japanese Yen
KRW - Korean Won
MYR - Malaysian Ringgit
PHP - Phillipine Peso
SGD - Singapore Dollar
USD - United States Dollar

Security Valuation – The net asset value shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange
(“NYSE”) is open for trading. Bonds are generally valued on the basis of prices furnished by approved pricing services or based on quotations provided by reputable broker-dealers. Stocks and investment funds traded on an exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in absence of a sale. Investments in mutual funds and the securities lending collateral investment are valued at the net asset value per share determined as of the close of the NYSE on the valuation date. Other short-term securities maturing within 60 days and all securities in the Jackson Perspective Money Market Fund are valued at amortized cost, which approximates market value. Stocks not listed on a national or foreign stock exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the closing bid price on the over-the-counter market.

Pursuant to procedures adopted by the Trust’s Board of Trustees (“Board”), the Funds may utilize international Fair Value Pricing (“FVP”). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has caused the closing prices to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following day, as well as company specific or geography specific developments. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the Fund’s holdings, such that shareholder transactions receive a fair net asset value.

A security for which no quotations are readily available or a quotation is not reflective of the value of such security shall be “fair valued” pursuant to the Board approved procedures. In general, the “fair value” of a security shall be the amount the owner of such security might reasonably expect to receive upon its current sale.

Securities Loaned - The Trust has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the Funds receive a fee equal to a percentage of the net income generated by the collateral held during each lending transaction. The custodian is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the
Mellon GSL Delaware Business Trust Collateral Fund (a pooled investment fund approved byJackson National Asset Management, LLC ("JNAM")). In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. The Funds bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

Investments in affiliates - During the period ended January 31, 2008, certain Funds invested in money market funds for temporary purposes, which are managed by
JNAM or another affiliate. The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. Certain Funds participating in securities lending receive cash collateral, which is invested by the custodian in the Mellon GSL Delaware Business
Trust Collateral Fund, which may be considered affiliated with the Funds. The Jackson Perspective 10 x 10 Fund invested solely in the Class A shares of other affiliated
Funds of the Trust.

The Jackson Perspective Index 5 Fund invested in Prudential plc, the parent company of Jackson National Life Insurance Co. and Bank of New York Mellon Corp., the
parent company of its sub-adviser. Transactions for the period ended January 31, 2008 are shown below:

Value
	Beginning				Value End
	of Period		Sales	Dividend	of Period
Affiliate	10/31/2007	Purchases	Proceeds	Income	1/31/2008
Bank of New York Mellon Corp.	$ 44,942	$ -	$ -	$ 221	$ 42,900
Prudential plc	30,390	-	-	-	23,960

Federal Income Tax Matters - As of January 31, 2008, the cost of investments and net unrealized appreciation/depreciation for income tax purposes are as follows:

	Tax	Gross	Gross	Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation/
	Investments	Appreciation	Depreciation	(Depreciation)

Jackson Perspective 5 Fund	$ 78,817,716	$ 1,254,709	$ (8,516,577)	$ (7,261,868)
Jackson Perspective Asia ex-Japan Fund	4,987,740	83,883	(399,662)	(315,779)
Jackson Perspective Asia ex-Japan Infrastructure Fund	4,800,401	50,054	(301,618)	(251,564)
Jackson Perspective Asia Pacific ex-Japan Bond Fund	5,467,407	69,687	(3,371)	66,316
Jackson Perspective Asian Pacific Real Estate Fund	5,087,856	38,941	(522,955)	(484,014)
Jackson Perspective China-India Fund	5,000,387	20,176	(681,567)	(661,391)
Jackson Perspective Core Equity Fund	5,008,458	103,902	(322,164)	(218,262)
Jackson Perspective Emerging Asia ex-Japan Fund	4,998,113	60,980	(481,756)	(420,776)
Jackson Perspective Index 5 Fund	69,934,149	3,833,335	(6,025,170)	(2,191,835)
Jackson Perspective Japan Fund	9,954,959	216,463	(531,261)	(314,798)
Jackson Perspective Large Cap Value Fund	5,009,984	149,479	(290,314)	(140,835)
Jackson Perspective Mid Cap Value Fund	5,008,414	200,339	(268,046)	(67,707)
Jackson Perspective Optimized 5 Fund	40,530,960	1,318,896	(4,187,276)	(2,868,380)
Jackson Perspective S&P 4 Fund	5,420,053	162,524	(274,567)	(112,043)
Jackson Perspective Small Cap Value Fund	4,978,140	197,872	(270,351)	(72,479)
Jackson Perspective VIP Fund	5,219,907	17,711	(543,455)	(525,744)
Jackson Perspective 10 x 10 Fund	12,916,027	6,542	(1,043,262)	(1,036,720)
Jackson Perspective Money Market Fund	17,303,590	-	-	-

Summary of Open Forward Foreign Currency Contracts:

Currency	Settlement	Notional	Currency	Unrealized
Purchased/Sold	Date	Amount	Value	Gain/(Loss)

Jackson Perspective Index 5 Fund
EUR/USD	3/19/2008	317,700 EUR	$ 471,669	$ 4,394
EUR/USD	3/19/2008	44,600 EUR	66,215	675
EUR/USD	3/19/2008	44,400 EUR	65,918	529
EUR/USD	3/19/2008	43,800 EUR	65,027	506
EUR/USD	3/19/2008	37,900 EUR	56,268	407
GBP/USD	3/19/2008	192,900 GBP	382,524	(10,935)
GBP/USD	3/19/2008	63,200 GBP	125,327	(8)
JPY/USD	3/19/2008	49,085,000 JPY	463,028	18,659
JPY/USD	3/19/2008	14,700,000 JPY	138,668	6,032
USD/EUR	3/19/2008	(43,100) EUR	(63,988)	(527)
USD/EUR	3/19/2008	(293,000) EUR	(434,998)	(7,227)
USD/GBP	3/19/2008	(191,900) GBP	(380,541)	(5,561)
USD/JPY	3/19/2008	(45,784,500) JPY	(431,894)	1,380
			$ 523,223	$ 8,324

Schedule of Open Futures Contracts:

		Contracts	Unrealized
		Long/	Appreciation/
		(Short)	(Depreciation)

Jackson Perspective Index 5 Fund
Dow Jones Euro Stoxx 50 Index Future
Expiration March 2008	EUR	3	$ (14,743)
FTSE 100 Index Future
Expiration March 2008	GBP	1	(7,976)
Russell 2000 Mini Index Future
Expiration March 2008	USD	5	(27,235)
S&P 500 E-Mini Index Future
Expiration March 2008	USD	5	(23,100)
S&P MidCap 400 E-Mini Index Future
Expiration March 2008	USD	5	(23,264)
Topix Index Future
Expiration March 2008	JPY	1	(18,050)
			$ (114,368)

JNL Money Market Fund (Unaudited)
Schedule of Investments (in thousands)
January 31, 2008

CORPORATE BONDS AND NOTES - 1.6%		Amortized
FINANCIALS - 1.6%	Shares/Par	Cost
Bank of America, 4.97%, 02/22/08 (b)	$ 4,000	$ 4,000
Calyon NY, 3.12%, 02/19/08 (b)	4,000	4,000

Total Corporate Bonds and Notes (cost $8,000)		8,000

SHORT TERM INVESTMENTS - 98.4%
Certificates of Deposit - 32.9%
ABN AMRO Bank, 4.78%, 02/01/08	9,000	9,000
American Express Center Bank, 4.43%, 04/08/08	12,000	12,000
Bank of Scotland Plc, 5.02%, 03/13/08	10,000	10,000
Barclays Bank Plc, 5.20%, 03/10/08	14,000	14,000
BNP Paribas, 5.10%, 03/13/08	10,000	10,000
Calyon North America Inc., 5.06%, 03/12/07	7,000	7,000
Canadian Imperial Bank of Commerce, 5.07%, 04/02/08	7,500	7,500
Citibank NA, 5.10%, 03/11/08	10,000	10,000
Credit Suisse First Boston, 5.32%, 05/27/08	5,500	5,500
Credit Suisse First Boston, 5.37%, 06/04/08	3,500	3,500
Deutsche Bank Securities Inc., 5.03%, 04/10/08	5,000	5,000
Lloyds TSB Group Plc, 4.80%, 03/13/08	5,000	5,000
Marshall & Ilsley Bank, 4.72%, 02/05/08	7,000	7,000
Rabobank Nederland, 5.14%, 03/11/08	11,150	11,150
Royal Bank of Scotland, 5.44%, 03/13/08	5,000	5,000
Svenska Handelsbanken, 4.74%, 02/05/08	9,000	9,000
UBS-NY, 5.44%, 03/10/08	11,000	11,000
UBS-NY, 5.10%, 03/13/08	5,000	5,000
Wells Fargo Bank, 3.10%, 03/18/08	10,000	10,000
Westpac Banking Corp., 4.67%, 02/05/08	9,000	9,000
Westpac Banking Corp., 4.95%, 03/13/08	5,000	5,000
		170,650

Commercial Paper - 33.6%
Apreco LLC, 4.05%, 02/29/08 (c)	8,000	7,975
Astra Zeneca Plc, 3.55%, 07/14/08 (c)	10,000	9,838
Bank of America Corp., 5.21%, 03/03/08	5,000	4,978
Bank of America Corp., 4.94%, 04/03/08	4,000	3,967
Cafco LLC, 4.30%, 03/03/08 (c)	8,000	7,970
Chariot Funding LLC, 4.10%, 02/14/08 (c)	8,000	7,988
Ciesco LLC, 4.90%, 02/05/08 (c)	7,070	7,066
CRC Funding Corp., 4.35%, 02/22/08 (c)	10,000	9,975
Eureka Securities LLC, 5.50%, 02/05/08 (c)	10,000	9,994
General Electric Capital Corp., 3.00%, 04/24/08	18,000	17,875
J.P. Morgan Chase, 3.00%, 04/28/08	8,000	7,942
Jupiter Securities Corp., 4.37%, 02/07/08 (c)	10,000	9,993
Kitty Hawk Funding Corp., 4.05%, 02/19/08 (c)	6,000	5,988
Merrill Lynch & Co. Inc., 3.99%, 03/13/08	11,000	10,950
Park Avenue Receivables LLC, 3.60%, 02/05/08 (c)	10,000	9,996
Pfizer Inc., 4.41%, 05/15/08 (c)	9,000	8,885
Prudential Funding Corp., 4.55%, 02/12/08	15,000	14,979
Toyota Financial Services Corp., 4.78%, 03/13/08	12,000	11,935
Yorktown Capital LLC, 3.97%, 02/22/08 (c)	6,000	5,986
		174,280
Federal Home Loan Bank - 8.6%
Federal Home Loan Bank, 4.21%, 02/08/08	15,000	14,998
Federal Home Loan Bank, 4.26%, 02/20/08	20,000	19,955
Federal Home Loan Bank, 4.26%, 02/20/08	10,000	9,977
		44,930
Federal Home Loan Mortgage Corp. - 9.4%
Federal Home Loan Mortgage Corp., 4.22%, 02/08/08	20,000	19,984
Federal Home Loan Mortgage Corp., 4.73%, 02/19/08	10,000	9,976
Federal Home Loan Mortgage Corp., 3.45%, 05/30/08	8,000	7,909
Federal Home Loan Mortgage Corp., 3.88%, 06/15/08	11,000	11,014
		48,883
Federal National Mortgage Association - 1.5%
Federal National Mortgage Association, 3.45%, 06/12/08	4,000	3,949
Federal National Mortgage Association, 3.37%, 07/16/08	4,000	3,938
		7,887
Financials - 0.6%
National City Bank, 4.30%, 03/13/08 (b)	3,000	3,000

Funding Agreement - 0.6%
MetLife Inc., 5.46%, 02/01/08 (b) (d)	3,200	3,200

Mutual Fund - 0.0%
Dreyfus Cash Management Institutional Shares Fund, 4.17% (a)	96	96

Non-U.S. Government Agency Asset-Backed Securities - 1.0%
Holmes Master Issuer Plc, 4.22%, 03/15/08 (b)	2,053	2,053
Pendeford Master Issuer Plc, 4.31%, 02/12/08 (b) (c)	3,360	3,360
		5,413
Repurchase Agreements - 10.2%
Repurchase Agreement with Bank of New York Mellon Corp., 3.00%
(Collateralized by $23,623 Federal Home Loan Mortgage Corp.,
5.50%, due 01/01/38, value $23,970) acquired on 01/31/08,
due 02/01/08 at $23,502	23,500	23,500

Repurchase Agreement with JPMorgan Chase Bank, 2.98%
(Collateralized by $29,155 Federal National Mortgage
Association 5.50% - 6.00%, due 11/01/37 – 01/01/38,
value $29,785) acquired on 01/31/08, due 02/01/08 at $29,202	29,200	29,200
		52,700

Total Short Term Investments (cost $511,039)		511,039

Total Investments - 100.0% (cost $519,039)		519,039
Other Assets and Liabilities, Net - 0.0%		136
Total Net Assets - 100%		$ 519,175

Notes to the Schedule of Investments:

(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of January 31, 2008.
(b) Variable Rate Security. Rate stated is in effect as of January 31, 2008.
(c) Rule 144A, Section 4(2) provides an exemption from the registration requirements of the Securities Act of 1933, as amended, for resale of this security to an institutional investor. The Fund has deemed this security to be liquid based on procedures approved by the Board of Trustees.
(d) Illiquid security. At January 31, 2008, the amortized cost of this security was $3,200, representing 0.6% of net assets.

Federal Income Tax Matters - As of January 31, 2008, the cost of investments and net unrealized appreciation/depreciation for income tax purposes as follows:

	Tax	Gross	Gross	Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation/
	Investments	Appreciation	Depreciation	(Depreciation)

JNL Money Market Fund	$ 519,039	$ -	$ -	$ -

ITEM 2. Controls and Procedures

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Investors Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 26, 2008

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	March 26, 2008

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the 1940 Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the 1940 Act.